UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 52.5%

VALIC Co. I Blue Chip Growth Fund	710,924	$6,192,153
VALIC Co. I Small Cap Special Values Fund	1,146,135	8,389,708
VALIC Co. I Stock Index Fund	454,254	10,452,393
VALIC Co. I Value Fund	740,912	6,327,387
VALIC Co. II Capital Appreciation Fund	683,116	5,649,370
VALIC Co. II Mid Cap Value Fund	556,119	7,390,820
VALIC Co. II Small Cap Growth Fund†	226,772	2,172,473
VALIC Co. II Small Cap Value Fund	707,846	7,149,246

Total Domestic Equity Investment Companies (cost $44,664,253)		53,723,550

Fixed Income Investment Companies - 21.5%

VALIC Co. II Core Bond Fund	294,489	3,056,794
VALIC Co. II High Yield Bond Fund	650,038	4,738,774
VALIC Co. II Strategic Bond Fund	1,308,213	14,233,353

Total Fixed Income Investment Companies (cost $19,370,761)		22,028,921

International Equity Investment Companies - 16.4%

VALIC Co. I Foreign Value Fund	1,071,081	9,393,381
VALIC Co. I International Equities Fund	1,207,416	7,425,606

Total International Equity Investment Companies (cost $14,464,891)		16,818,987

Real Estate Investment Companies - 9.6%
VALIC Co. I Global Real Estate Fund (cost $6,996,760)	1,212,814	9,848,053

Total Long-Term Investment Securities
(cost $85,496,665)(2)	100.0%	102,419,511
Liabilities in excess of other assets	0.0	(47,154)

NET ASSETS	100.0%	$102,372,357

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports, is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Affiliated Registered Investment Companies:

Domestic Equity Investment Companies	$53,723,550	$—	$—	$53,723,550
Fixed Income Investment Companies	22,028,921	—	—	22,028,921
International Equity Investment Companies	16,818,987	—	—	16,818,987
Real Estate Investment Companies	9,848,053	—	—	9,848,053

Total	$102,419,511	$—	$—	$102,419,511

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - November 30, 2009 (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.9%
Aerospace/Defense - 2.6%

Lockheed Martin Corp.	14,400	$1,112,112

Apparel Manufacturers - 1.0%

Coach, Inc.	12,300	427,425

Applications Software - 4.8%

Microsoft Corp.	31,300	920,533
Salesforce.com, Inc.†	18,200	1,140,776

		2,061,309

Athletic Footwear - 2.0%

NIKE, Inc., Class B	12,900	837,081

Banks-Fiduciary - 0.8%

State Street Corp.	8,200	338,660

Banks-Super Regional - 1.2%

Wells Fargo & Co.	17,800	499,112

Beverages-Non-alcoholic - 2.7%

Coca-Cola Enterprises, Inc.	20,900	410,685
The Coca-Cola Co.	13,100	749,320

		1,160,005

Cable/Satellite TV - 1.4%

Comcast Corp., Class A	42,000	616,140

Chemicals-Specialty - 2.6%

Ecolab, Inc.	14,900	669,159
Lubrizol Corp.	6,000	435,120

		1,104,279

Coffee - 0.9%

Green Mountain Coffee Roasters, Inc.†	6,000	377,880

Commercial Services-Finance - 2.0%

Mastercard, Inc., Class A	3,500	843,010

Computers - 7.7%

Apple, Inc.†	6,300	1,259,433
Hewlett-Packard Co.	15,000	735,900
International Business Machines Corp.	10,200	1,288,770

		3,284,103

Distribution/Wholesale - 1.8%

WW Grainger, Inc.	7,900	771,830

E-Commerce/Products - 2.1%

Amazon.com, Inc.†	6,700	910,597

E-Commerce/Services - 3.1%

Expedia, Inc.†	18,100	461,188
priceline.com, Inc.†	4,000	856,480

		1,317,668

Electronic Components-Semiconductors - 1.9%

Intel Corp.	42,200	810,240

Energy-Alternate Sources - 1.5%

First Solar, Inc.†	5,200	619,372

Enterprise Software/Service - 3.6%

CA, Inc.	40,000	884,000
Oracle Corp.	28,900	638,112

		1,522,112

Food-Misc. - 1.0%

General Mills, Inc.	6,100	414,800

Insurance-Life/Health - 1.2%

Aflac, Inc.	11,200	515,536

Medical Products - 6.4%

Johnson & Johnson	14,600	917,464
Stryker Corp.	22,100	1,113,840
Varian Medical Systems, Inc.†	15,200	710,448

		2,741,752

Medical-Biomedical/Gene - 5.7%

Biogen Idec, Inc.†	16,900	793,286
Gilead Sciences, Inc.†	26,700	1,229,535
Life Technologies Corp.†	7,900	393,262

		2,416,083

Medical-Drugs - 7.0%

Abbott Laboratories	10,900	593,941
Bristol-Myers Squibb Co.	35,300	893,443
Forest Laboratories, Inc.†	23,700	726,642
Merck & Co., Inc.	21,800	789,378

		3,003,404

Medical-Generic Drugs - 1.8%

Mylan, Inc.†	42,600	761,262

Oil & Gas Drilling - 1.5%

Diamond Offshore Drilling, Inc.	6,300	627,102

Oil Companies-Exploration & Production - 1.9%

Southwestern Energy Co.†	18,000	791,280

Oil Field Machinery & Equipment - 1.9%

Cameron International Corp.†	22,000	831,600

Pharmacy Services - 1.9%

Express Scripts, Inc.†	9,400	806,520

Retail-Apparel/Shoe - 1.2%

Ross Stores, Inc.	11,900	523,362

Retail-Auto Parts - 2.9%

AutoZone, Inc.†	4,400	650,628
O’Reilly Automotive, Inc.†	14,800	573,944

		1,224,572

Retail-Discount - 2.1%

Dollar Tree, Inc.†	3,700	181,189
Family Dollar Stores, Inc.	23,200	707,832

		889,021

Retail-Drug Store - 1.3%

Walgreen Co.	14,300	556,127

Retail-Major Department Stores - 1.8%

TJX Cos., Inc.	20,500	786,790

Retail-Restaurants - 2.5%

McDonald’s Corp.	17,200	1,087,900

Savings & Loans/Thrifts - 3.6%

Hudson City Bancorp, Inc.	68,500	910,365
New York Community Bancorp, Inc.	51,800	605,542

		1,515,907

Schools - 2.2%

Apollo Group, Inc., Class A†	7,600	433,732
ITT Educational Services, Inc.†	5,400	491,292

		925,024

Telecom Services - 0.1%

Harris Stratex Networks, Inc.†	3,875	24,335

Telecommunication Equipment - 1.6%

Harris Corp.	15,600	684,840

Transport-Rail - 1.6%

Union Pacific Corp.	10,600	670,556

Transport-Services - 1.6%

C.H. Robinson Worldwide, Inc.	12,200	680,028

Web Hosting/Design - 1.2%

Equinix, Inc.†	5,500	529,045

Web Portals/ISP - 2.2%

Google, Inc., Class A†	1,600	932,800

Total Long-Term Investment Securities
(cost $40,205,476)		42,552,581

SHORT-TERM INVESTMENT SECURITIES - 1.7%
Time Deposits - 1.7%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09 (cost $740,000)	$740,000	740,000

TOTAL INVESTMENTS
(cost $40,945,476)(1)	101.6%	43,292,581
Liabilities in excess of other assets	(1.6)	(676,809)

NET ASSETS	100.0%	$42,615,772

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:

Common Stock:
Computers	$3,284,103	$—	$—	$3,284,103
Medical Products	2,741,752	—	—	2,741,752
Medical - Biomedical/Gene	2,416,083	—	—	2,416,083
Medical - Drugs	3,003,404	—	—	3,003,404
Other Industries*	31,107,239	—	—	31,107,239

Short-Term Investment Securities:

Time Deposits	—	740,000	—	740,000

Total	$42,552,581	$740,000	$—	$43,292,581

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.1%
Domestic Equity Investment Companies - 25.4%

VALIC Co. I Blue Chip Growth Fund	71,304	$621,054
VALIC Co. I Small Cap Special Values Fund	468,033	3,426,005
VALIC Co. I Stock Index Fund	91,538	2,106,285
VALIC Co. I Value Fund	221,120	1,888,362
VALIC Co. II Capital Appreciation Fund	227,184	1,878,811
VALIC Co. II Mid Cap Value Fund	271,848	3,612,863
VALIC Co. II Small Cap Value Fund	244,490	2,469,347

Total Domestic Equity Investment Companies (cost $12,619,736)		16,002,727

Fixed Income Investment Companies - 62.0%

VALIC Co. I Government Securities Fund	279,526	3,060,813
VALIC Co. II Core Bond Fund	1,512,166	15,696,282
VALIC Co. II High Yield Bond Fund	1,230,128	8,967,635
VALIC Co. II Strategic Bond Fund	1,038,040	11,293,879

Total Fixed Income Investment Companies (cost $34,651,400)		39,018,609

International Equity Investment Companies - 9.3%

VALIC Co. I Foreign Value Fund	258,178	2,264,223
VALIC Co. I International Equities Fund	589,459	3,625,173

Total International Equity Investment Companies (cost $4,639,974)		5,889,396

Real Estate Investment Companies - 3.4%
Valic Co. I Global Real Estate Fund (cost $1,502,346)	262,129	2,128,484

Total Long-Term Investment Securities (cost $53,413,456)(2)	100.1%	63,039,216
Liabilities in excess of other assets	(0.1)	(45,462)

NET ASSETS	100.0%	$62,993,754

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports, is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Affiliated Registered Investment Companies:

Domestic Equity Investment Companies	$16,002,727	$—	$—	$16,002,727
Fixed Income Investment Companies	39,018,609	—	—	39,018,609
International Equity Investment Companies	5,889,396	—	—	5,889,396
Real Estate Investment Companies	2,128,484	—	—	2,128,484

Total	$63,039,216	$—	$—	$63,039,216

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2009 (Unaudited)

Security Description	Principal Amount/ Shares	Market Value (Note 1)
ASSET BACKED SECURITIES - 5.5%
Diversified Financial Services - 5.5%

Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(1)	$660,000	$484,748
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR8, Class A2 4.48% due 06/11/41	800,000	801,497
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44	390,000	387,179
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15(1)	158,366	149,418
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.05% due 07/25/37(2)(3)	889,702	750,392
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(1)	1,377,000	1,493,023
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 0.46% due 02/05/19*(1)(4)	1,035,000	942,889
GE Capital Commercial Mtg. Corp. Series 2004-C2, Class A4 4.89% due 03/10/40(1)	340,000	338,724
GMAC Commercial Mtg. Securities, Inc. Series 2003-C2, Class A2 5.67% due 05/10/40(1)(3)	100,000	105,181
Goldman Sachs Mtg. Securities Trust Series 2007-GG10, Class A4 6.00% due 08/10/45	3,000,000	2,469,515
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	1,330,000	985,006
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(1)	285,000	315,921
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	162,133	145,486
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)	359,969	301,500

Total Asset Backed Securities (cost $10,281,933)		9,670,479

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(5)(6)(7)(8)(13)(14) (cost $28,000)	28,000	14,700

U.S. CORPORATE BONDS & NOTES - 33.5%
Aerospace/Defense - 0.2%

Lockheed Martin Corp. Senior Notes 5.50% due 11/18/39	395,000	397,891

Agricultural Chemicals - 0.0%

Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	62,000	65,720

Airlines - 0.4%

American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	18,000	17,910
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	80,000	79,200
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 03/18/13	75,000	74,250
United AirLines, Inc. Pass Through Certs. 9.75% due 01/15/17	205,000	208,075
United AirLines, Inc. Pass Through Certs. Class B 12.00% due 01/15/16*	275,000	269,500
United AirLines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	57,858	57,569

		706,504

Auction Houses/Art Dealers - 0.1%

KAR Auction Services, Inc. Company Guar. Notes 4.28% due 05/01/14(4)	108,000	100,440
KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14	42,000	42,630

		143,070

Auto/Truck Parts & Equipment-Original - 0.0%

ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	75,000	68,250

Auto/Truck Parts & Equipment-Replacement - 0.1%

Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	65,000	70,525
Allison Transmission Senior Notes 11.00% due 11/01/15*	75,000	77,625

		148,150

Banks-Commercial - 1.0%

BB&T Corp. Sub. Notes 0.57% due 05/23/17(4)	217,000	188,312
BB&T Corp. Senior Notes 3.38% due 09/25/13	155,000	157,811

KeyBank NA Sub. Notes 5.45% due 03/03/16	258,000	243,904
KeyBank NA Sub. Notes 7.41% due 10/15/27	82,000	86,077
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	170,000	172,976
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	756,000	790,255
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	90,000	94,427

		1,733,762

Banks-Fiduciary - 0.2%

State Street Capital Trust IV Company Guar. Notes 1.30% due 06/15/37(4)	420,000	291,215

Banks-Money Center - 0.0%

Chase Capital III Company Guar. Notes 0.91% due 03/01/27(4)	92,000	64,030

Banks-Super Regional - 1.6%

BAC Capital Trust XIII Bank Guar. Notes 0.70% due 03/15/12(4)(9)	822,000	465,976
BAC Capital Trust XV Bank Guar. Notes 1.16% due 06/01/56(4)	205,000	127,193
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	652,000	638,978
National City Corp. Senior Notes 4.90% due 01/15/15	99,000	103,928
National City Corp. Sub. Notes 6.88% due 05/15/19	174,000	190,345
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	155,000	160,097
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(4)(9)	250,000	164,103
USB Capital IX Company Guar. Notes 6.19% due 04/15/11(4)(9)	523,000	407,940
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	155,000	162,570
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	311,000	326,419

		2,747,549

Beverages-Non-alcoholic - 0.2%

Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	304,000	357,799

Brewery - 0.4%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20*	636,000	667,455

Broadcast Services/Program - 0.1%

Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(10)(17)	179,648	122,161
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	60,000	42,075

		164,236

Building Products-Cement - 0.0%

Texas Industries, Inc. Company Guar. Notes 7.25% due 07/15/13	50,000	48,375

Cable/Satellite TV - 1.2%

CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	34,000	42,330
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*	309,000	358,440
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	30,000	33,037
Charter Communications Operating LLC/Charter Communications Operating Capital, Inc. Senior Notes 10.38% due 04/30/14*	338,000	343,915
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	123,000	135,926
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	550,000	600,144
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	125,000	133,102
COX Communications, Inc. Notes 7.13% due 10/01/12	156,000	176,236
CSC Holdings, Inc. Senior Notes 8.50% due 06/15/15*	125,000	131,406
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	143,000	152,439

		2,106,975

Casino Hotels - 0.2%

Harrahs Entertainment, Inc. Senior Sec. Notes 11.25% due 06/01/17*	150,000	153,000
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	125,000	136,875
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	68,000	66,130

		356,005

Cellular Telecom - 0.4%

Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	594,000	642,448
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	28,000	26,950
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	115,000	111,550

		780,948

Chemicals-Diversified - 0.4%

FMC Corp. Senior Notes 5.20% due 12/15/19	185,000	187,593
Olin Corp. Senior Notes 8.88% due 08/15/19	120,000	126,900
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	355,000	379,599

		694,092

Chemicals-Specialty - 0.1%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	85,000	80,537
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	75,000	71,625

		152,162

Coal - 0.0%

Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	75,000	76,500

Coatings/Paint - 0.1%

RPM International, Inc. Senior Note 6.50% due 02/15/18	155,000	160,451

Computer Services - 0.1%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	65,000	65,975
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	150,000	152,250

		218,225

Consumer Products-Misc. - 0.2%

American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	185,000	183,613
Clorox Co. Senior Notes 3.55% due 11/01/15	180,000	184,776

		368,389

Containers-Metal/Glass - 0.2%

Ball Corp. Company Guar. Notes 7.13% due 09/01/16	176,000	180,400
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	75,000	76,687
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	75,000	76,500

		333,587

Containers-Paper/Plastic - 0.0%

Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	75,000	79,125

Decision Support Software - 0.1%

Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	125,000	117,187

Direct Marketing - 0.0%

Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	95,000	65,906

Diversified Banking Institutions - 3.7%

Bank of America Corp. Sub. Notes 5.42% due 03/15/17	532,000	518,336
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	170,000	166,277
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	75,000	79,529
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	528,000	513,146
Citigroup, Inc. Senior Notes 5.13% due 05/05/14	155,000	156,753
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	211,000	218,079

Citigroup, Inc. Senior Notes 5.85% due 07/02/13	385,000	404,334
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	336,000	335,518
Citigroup, Inc. Sub. Notes 7.25% due 10/01/10	360,000	373,354
GMAC LLC Senior Notes 6.00% due 12/15/11	250,000	239,375
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	278,000	267,575
GMAC LLC Sub. Notes 8.00% due 12/31/18*	295,000	244,850
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	317,000	316,596
JP Morgan Chase & Co. Senior Notes 3.70% due 01/20/15	269,000	273,689
Morgan Stanley Senior Notes 4.20% due 11/20/14	360,000	361,665
Morgan Stanley Senior Notes 5.63% due 09/23/19	190,000	192,438
Morgan Stanley Senior Notes 6.00% due 04/28/15	723,000	785,563
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	218,000	231,411
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	260,000	278,184
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	145,000	158,046
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	405,000	416,841

		6,531,559

Diversified Financial Services - 0.7%

CIT Group Funding Co. of Delaware LLC Company Guar. Notes 4.65% due 07/01/10†(8)(11)	110,000	108,472
Deutsche Bank Capital Trust Jr. Sub Notes 2.08% due 06/30/10(4)(9)	300,000	195,000
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	344,000	319,290
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	547,000	524,528
USAA Capital Corp. Notes 3.50% due 07/17/14*	126,000	127,698

		1,274,988

Diversified Manufacturing Operations - 0.1%

General Electric Co. Senior Notes 5.25% due 12/06/17	119,000	123,776
Textron, Inc. Senior Notes 6.20% due 03/15/15	62,000	64,560

		188,336

Electric-Generation - 0.6%

Allegheny Energy Supply Co., LLC Senior Notes 6.75% due 10/15/39*	304,000	292,663
Edison Mission Energy Senior Notes 7.20% due 05/15/19	280,000	203,000
The AES Corp. Senior Notes 8.00% due 10/15/17	320,000	319,200
The AES Corp. Senior Notes 8.88% due 02/15/11	190,000	196,175

		1,011,038

Electric-Integrated - 2.6%

Ameren Corp. Senior Notes 8.88% due 05/15/14	222,000	251,154
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	252,000	252,902
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	266,000	308,022
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	407,000	431,338
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	449,000	512,905
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	248,000	277,235
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39*	185,000	192,237
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	350,000	316,750
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	89,453	91,689

Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	442,000	507,455
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	490,000	530,810
Progress Energy, Inc. Senior Notes 6.00% due 12/01/39	390,000	395,453
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	115,000	124,165
Sierra Pacific Power Co. General Refunding Mtg. 6.75% due 07/01/37	195,000	213,189
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	165,000	117,150
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15	25,000	17,750

		4,540,204

Electronic Components-Misc. - 0.0%

Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	75,000	77,250

Electronic Components-Semiconductors - 0.2%

Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	65,000	64,675
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	215,000	219,093
Spansion LLC Senior Sec. Notes 0.00% due 06/01/13*†(4)(8)(11)	73,000	75,920

		359,688

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	381,000	402,033

Electronics-Military - 0.1%

L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*	124,000	127,354
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	95,000	93,456

		220,810

Finance-Auto Loans - 0.1%

Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	125,000	126,107
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	125,000	123,875

		249,982

Finance-Commercial - 0.4%

Caterpillar Financial Services Corp. Senior Notes 6.13% due 02/17/14	310,000	349,532
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	410,000	405,523

		755,055

Finance-Consumer Loans - 0.1%

SLM Corp. Senior Notes 5.13% due 08/27/12	174,000	160,540

Finance-Investment Banker/Broker - 1.6%

Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	94,000	103,415
JPMorgan Chase Capital XXVII Company Guar. Notes 7.00% due 11/01/39	185,000	186,850
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 0.00% due 05/31/12†(4)(8)(9)(11)	148,000	15
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(11)	179,000	18
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(11)	230,000	23
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	187,000	185,598
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	500,000	505,768
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	560,000	563,128
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/19	200,000	203,358
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	355,000	388,497
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	595,000	656,052

		2,792,722

Finance-Mortgage Loan/Banker - 0.3%

Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	330,000	334,432
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	190,000	194,093

		528,525

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	75,000	78,562

Food-Misc. - 0.3%

HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	148,000	171,156
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	256,000	288,190

		459,346

Food-Retail - 0.1%

Ahold Finance USA, LLC Company Guar. Notes 6.88% due 05/01/29	190,000	210,059

Funeral Services & Related Items - 0.2%

Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	125,000	117,500
Service Corp International Senior Notes 8.00% due 11/15/21	150,000	147,000

		264,500

Gambling (Non-Hotel) - 0.0%

Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	90,000	72,450

Gas-Distribution - 0.2%

Sempra Energy Senior Notes 6.00% due 10/15/39	240,000	238,330
Sempra Energy Senior Notes 6.50% due 06/01/16	177,000	197,366

		435,696

Gas-Transportation - 0.2%

Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	515,000	427,450

Home Furnishings - 0.0%

Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(8)(12)(16)	7,000	595

Hotels/Motels - 0.2%

Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	75,000	67,875
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	225,000	216,562

		284,437

Independent Power Producers - 0.2%

Calpine Corp. Escrow Notes 8.75% due 07/15/13†(5)(6)	380,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	280,000	278,600

		278,600

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	145,000	147,940
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	40,000	35,600

		183,540

Insurance-Life/Health - 0.6%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	186,000	185,238
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	120,000	123,119
Prudential Financial, Inc. Notes 4.75% due 09/17/15	279,000	284,031
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	155,000	167,000
Torchmark Corp. Senior Notes 9.25% due 06/15/19	155,000	178,897
Unum Group Senior Notes 7.13% due 09/30/16	175,000	184,065

		1,122,350

Insurance-Multi-line - 0.7%
Genworth Financial, Inc. Notes 5.75% due 06/15/14	155,000	145,103
MetLife, Inc. Senior Notes 6.75% due 06/01/16	175,000	201,028
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	360,000	365,012

Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	439,000	460,548

		1,171,691

Insurance-Mutual - 0.3%

Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	190,000	154,886
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	441,000	348,390

		503,276

Insurance-Property/Casualty - 0.1%

Markel Corp. Senior Notes 7.13% due 09/30/19	155,000	162,363
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	40,000	33,990

		196,353

Medical Products - 0.5%

Baxter International, Inc. Senior Notes 5.90% due 09/01/16	500,000	570,969
CareFusion Corp. Senior Notes 4.13% due 08/01/12*	180,000	187,678
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	50,000	52,875

		811,522

Medical-Biomedical/Gene - 0.2%

Amgen, Inc. Senior Notes 5.85% due 06/01/17	350,000	390,115

Medical-Drugs - 0.6%

Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	75,000	79,875
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	128,000	136,713
Wyeth Bonds 5.50% due 02/01/14	693,000	770,015

		986,603

Medical-Generic Drugs - 0.2%

Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	336,000	356,786

Medical-HMO - 0.3%

Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	150,000	144,000
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	195,000	203,187
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	117,000	121,453

		468,640

Medical-Hospitals - 0.5%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	120,000	122,400
HCA, Inc. Senior Notes 7.50% due 11/15/95	250,000	191,250
HCA, Inc. Senior Notes 8.50% due 04/15/19*	375,000	395,625
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	175,000	185,062

		894,337

Metal-Aluminum - 0.1%

Alcoa, Inc. Senior Notes 6.50% due 06/15/18	224,000	225,448

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	165,000	177,994

Mining - 0.4%

Barrick North America Finance LLC Company Guar. Notes 6.80% due 09/15/18	185,000	211,854
Newmont Mining Corp. Company Guar. Notes 6.25% due 10/01/39	473,000	468,295
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.27% due 05/15/15(4)(13)	112,210	81,352

		761,501

Multimedia - 0.4%

News America, Inc. Company Guar. Notes 6.15% due 03/01/37	205,000	205,313
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	185,000	201,581
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	256,000	307,165

		714,059

Networking Products - 0.3%

Cisco Systems, Inc. Senior Notes 4.45% due 01/15/20	180,000	183,089

Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	390,000	387,747

		570,836

Non-Hazardous Waste Disposal - 0.6%

Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	432,000	452,520
Allied Waste North America, Inc. Company Guar. Notes 7.38% due 04/15/14	125,000	129,825
Republic Services, Inc. Notes 6.09% due 03/15/35	75,000	73,485
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	195,000	201,123
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	162,000	179,395

		1,036,348

Office Automation & Equipment - 0.4%

Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	700,000	719,890

Oil Companies-Exploration & Production - 1.2%

Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	96,250
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	665,000	671,650
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	550,000	601,099
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	145,000	139,563
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	504,000	548,006

		2,056,568

Oil Companies-Integrated - 0.6%

ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	196,000	227,529
Hess Corp. Senior Notes 7.13% due 03/15/33	195,000	221,505
Hess Corp. Senior Notes 7.88% due 10/01/29	265,000	316,930
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	293,000	338,745

		1,104,709

Paper & Related Products - 0.3%

Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	90,000	91,125
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	20,000	20,250
International Paper Co. Senior Notes 7.30% due 11/15/39	343,000	342,112

		453,487

Physicians Practice Management - 0.1%

US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17*	125,000	130,312

Pipelines - 1.2%

Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	545,000	545,000
Copano Energy LLC Finance Corp. Company Guar. Notes 7.75% due 06/01/18	50,000	49,750
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	215,000	203,175
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	175,000	185,333
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.25% due 09/01/12	249,000	259,820
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.75% due 01/15/20	176,000	182,836
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	540,000	602,565

		2,028,479

Publishing-Periodicals - 0.0%

The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(8)(11)	120,000	1,500

Real Estate Management/Services - 0.2%

AMB Property LP Company Guar. Notes 6.63% due 12/01/19	185,000	186,262
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	75,000	82,875

		269,137

Recycling - 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(11)(13)	100,000	375

Research & Development - 0.1%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	147,000	107,310

Retail-Regional Department Stores - 0.0%

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	45,000	38,925

Retail-Restaurants - 0.1%

Brinker International, Inc. Senior Notes 5.75% due 06/01/14	75,000	74,824
Wendy’s/Arby’s Restaurants LLC Senior Notes 10.00% due 07/15/16*	75,000	81,000

		155,824

Rubber-Tires - 0.1%

The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	125,000	127,812

Special Purpose Entities - 0.8%

Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	424,000	421,315
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	75,000	53,062
Principal Life Global Funding I Senior Sec. Notes 5.25% due 01/15/13*	739,000	764,895
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	124,000	129,989

		1,369,261

Steel-Producers - 0.1%

AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	75,000	75,375
Ryerson, Inc. Company Guar. Notes 7.66% due 11/01/14(4)	75,000	66,187

		141,562

Storage/Warehousing - 0.0%

Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	75,000	77,625

Telecom Services - 0.4%

PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	210,000	195,562
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	138,038
Qwest Corp. Senior Notes 8.88% due 03/15/12	410,000	435,112

		768,712

Telephone-Integrated - 1.0%

AT&T, Inc. Senior Notes 5.63% due 06/15/16	155,000	170,278
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	633,000	629,194
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	13,475
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	125,000	122,188
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	20,000	20,000
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	375,000	281,250
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	394,000	446,421
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	155,000	163,181

		1,845,987

Television - 0.1%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	65,000	61,425
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	156,000	163,080
Paxson Communications Corp. Senior Sec. Notes 0.00% due 01/15/13†(4)(8)(11)(13)	226,373	3,395
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(8)(11)	105,000	1,050

		228,950

Transactional Software - 0.1%

Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	120,000	88,800

Transport-Air Freight - 0.3%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	247,031	197,625
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	189,283	149,534
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	216,136	190,199

		537,358

Transport-Equipment & Leasing - 0.2%

GATX Corp. Notes 4.75% due 10/01/12	257,000	263,774

Transport-Rail - 0.5%

CSX Corp. Senior Notes 6.15% due 05/01/37	185,000	193,562
CSX Corp. Senior Notes 7.90% due 05/01/17	292,000	349,046
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	239,000	260,758

		803,366

Transport-Services - 0.2%

PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	275,000	263,656

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co. Company Guar. Notes 5.90% due 11/01/39*	190,000	194,588

Total U.S. CORPORATE BONDS & NOTES (cost $57,833,168)		59,067,349

FOREIGN CORPORATE BONDS & NOTES - 8.0%
Banks-Commercial - 2.0%

Barclays Bank PLC Senior Notes 2.50% due 01/23/13	537,000	538,665
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	155,000	160,767
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(4)(9)	390,000	296,400
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 3.61% due 12/30/09(4)(9)	132,000	80,520
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/19*	170,000	174,761
Nordea Bank AB Senior Notes 2.50% due 11/13/12	290,000	292,606
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	410,000	434,424
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	400,000	432,915
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	250,000	267,424
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(4)(9)	820,000	483,800
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	155,000	160,396
Westpac Banking Corp. Senior Notes 4.88% due 11/19/19	185,000	187,828

		3,510,506

Banks-Money Center - 0.2%

Bank of Scotland PLC Senior Sub. Notes 0.69% due 05/28/10(4)(9)	590,000	300,900

Beverages-Non-alcoholic - 0.2%

Coca-Cola Amatil, Ltd. Company Guar. Notes 3.25% due 11/02/14*	400,000	406,179

Broadcast Services/Program - 0.1%

Grupo Televisa SA Senior Notes 6.63% due 01/15/40*	195,000	195,235

Cellular Telecom - 0.3%

Vodafone Group PLC Senior Notes 5.38% due 01/30/15	98,000	106,570
Vodafone Group PLC Senior Notes 5.45% due 06/10/19	408,000	433,485

		540,055

Computers-Memory Devices - 0.0%

Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	25,000	24,062

Containers-Metal/Glass - 0.1%

Rexam PLC Senior Notes 6.75% due 06/01/13*	254,000	274,226

Diversified Banking Institutions - 0.2%

Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(9)	350,000	276,500

Natixis Sub. Notes 0.53% due 01/15/19(4)	150,000	122,131

		398,631

Diversified Manufacturing Operations - 0.1%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	103,000	104,545

Diversified Minerals - 0.2%

Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	80,000	90,400
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	60,000	70,050
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/39	203,000	209,829

		370,279

Electric-Integrated - 1.1%

Electricite de France Notes 6.50% due 01/26/19*	500,000	576,259
Electricite de France Notes 6.95% due 01/26/39*	292,000	354,588
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	210,000	226,846
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	435,000	445,986
TransAlta Corp. Senior Notes 4.75% due 01/15/15	288,000	293,406

		1,897,085

Electronic Components-Misc. - 0.1%

Flextronics International, Ltd. Senior Sub. Notes 6.25% due 11/15/14	50,000	48,500
Flextronics International, Ltd. Senior Sub. Notes 6.50% due 05/15/13	100,000	98,750

		147,250

Finance-Investment Banker/Broker - 0.2%

Macquarie Group, Ltd. Notes 7.30% due 08/01/14*	292,000	318,462

Finance-Other Services - 0.4%

BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	465,000	490,014
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	198,000	203,833

		693,847

Food-Meat Products - 0.1%

JBS SA Company Guar. Notes 9.38% due 02/07/11	100,000	102,500

Insurance-Multi-line - 0.3%

Aegon NV Sub. Notes 3.57% due 07/15/14(4)(9)	104,000	49,608
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	297,000	298,497
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	194,000	179,482

		527,587

Metal-Diversified - 0.3%

Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	252,000	272,543
Noranda, Inc. Notes 6.00% due 10/15/15	200,000	213,965

		486,508

Oil Companies-Exploration & Production - 0.3%

Nexen, Inc. Senior Notes 5.88% due 03/10/35	411,000	387,035
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	190,000	151,050
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	10,000	8,000

		546,085

Oil Companies-Integrated - 0.2%

Total Capital SA Company Guar. Notes 3.13% due 10/02/15	310,000	316,127

Paper & Related Products - 0.0%

PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	75,000	83,174

Printing-Commercial - 0.0%

Quebecor World Capital Corp. Escrow Notes 8.75% due 03/15/16†(5)(6)	165,000	0

Satellite Telecom - 0.2%

Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(12)	65,000	65,325

Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	215,000	215,806
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	145,000	147,175

		428,306

Special Purpose Entities - 0.5%

Aries Vermoegensverwaltungs GmbH Sec. Notes 9.60% due 10/25/14	500,000	627,500
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(4)(9)	272,000	225,208

		852,708

Telephone-Integrated - 0.8%

Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	607,000	640,876
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	606,000	637,722
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19	135,000	148,258

		1,426,856

Transport-Rail - 0.1%

Canadian National Railway Co. Senior Notes 6.38% due 10/15/11	180,000	196,905

Total Foreign Corporate Bonds & Notes (cost $13,629,679)		14,148,018

FOREIGN GOVERNMENT AGENCIES - 4.1%
Sovereign - 4.1%

Federal Republic of Brazil Bonds 5.63% due 01/07/41	800,000	772,000
Republic of Argentina Bonds 8.28% due 12/31/33	375,952	259,407
Republic of Colombia Bonds 6.13% due 01/18/41	400,000	390,000
Republic of Croatia Notes 6.75% due 11/05/19	200,000	215,720
Republic of Indonesia Bonds 6.63% due 02/17/37	850,000	820,600
Republic of the Philippines Bonds 6.38% due 10/23/34	1,000,000	970,000
Republic of Turkey Senior Bonds 11.88% due 01/15/30	650,000	1,046,500
Republic of Venezuela Bonds 9.25% due 09/15/27	1,410,000	1,038,465
Russian Federation Senior Bonds 7.50% due 03/31/30	752,000	847,955
United Mexican States Notes 5.95% due 03/19/19	800,000	867,200
United Mexican States Notes 6.75% due 09/27/34	2,000	2,220

Total Foreign Government Agencies (cost $7,379,023)		7,230,067

U.S. GOVERNMENT AGENCIES - 30.1%
Federal Home Loan Mtg. Corp. - 21.4%

4.50% due 11/01/18	352,252	374,286
4.50% due 02/01/19	375,638	397,374
4.50% due 01/01/39	1,243,723	1,277,005
5.00% due 03/01/19	153,202	163,880
5.00% due 10/01/33	48,727	51,290
5.00% due 06/01/34	951,250	1,000,689
5.00% due 12/01/34	323,210	340,008
5.00% due 07/01/35	485,873	510,517
5.00% due 08/01/35	1,088,787	1,144,012
5.00% due 10/01/35	735,381	772,681
5.00% due 11/01/35	667,624	701,488
5.00% due 11/01/36	389,932	409,406
5.00% due 01/01/37	439,999	461,973
5.00% due 11/01/37	1,557,137	1,634,902
5.00% due 03/01/38	815,756	856,496
5.00% due 10/01/39	1,397,710	1,467,296
5.48% due 03/01/36(4)	319,549	338,513
5.50% due 11/01/18	160,630	173,507
5.50% due 10/01/33	431,802	461,944
5.50% due 07/01/34	285,003	304,675
5.50% due 02/01/35	465,779	497,492
5.50% due 07/01/35	13,010	13,896
5.50% due 05/01/37	1,059,020	1,128,807
5.50% due 09/01/37	1,519,446	1,619,575
5.50% due 10/01/37	6,118,778	6,521,996
5.50% due 07/01/38	309,619	330,022
5.79% due 01/01/37(4)	415,512	442,271
5.94% due 10/01/36(4)	1,728,829	1,834,499
6.00% due 07/01/35	392,637	422,998
6.00% due 12/01/36	461,630	496,603
6.00% due 08/01/37	2,797,874	3,008,097
6.50% due 12/01/32	438,275	477,498
6.50% due 02/01/36	153,092	165,597
6.50% due 09/01/36	4,950	5,352
6.50% due 05/01/37	659,217	712,509
6.50% due 11/01/37	1,827,481	1,975,218
7.00% due 11/01/16	20,398	22,073
7.00% due 07/01/32	48,376	53,709
7.50% due 12/01/30	5,885	6,705
7.50% due 04/01/31	48,208	54,947
8.00% due 02/01/30	5,005	5,760
8.00% due 07/01/30	1,401	1,613

Federal Home Loan Mtg. Corp. REMIC Series 3102, Class PG
5.00% due 11/15/28	475,000	503,650
Series 3317, Class PD
5.00% due 09/15/31	610,000	647,601
Series 3116, Class PD
5.00% due 10/15/34	2,740,000	2,914,891
Series 3349, Class HB
5.50% due 06/15/31	1,106,000	1,183,612

		37,888,933

Federal National Mtg. Assoc. - 6.5%

4.50% due 06/01/18	87,047	92,951
4.77% due 10/01/35(4)	226,179	234,842
5.00% due 03/15/16	248,000	279,166
5.00% due 09/01/18	30,206	32,392
5.00% due 10/01/18	29,244	31,360
5.00% due 02/01/20	48,921	52,339
5.00% due 06/01/22	1,436,265	1,529,413
5.00% due 10/01/24	965,099	1,026,483
5.00% due 03/01/37	328,116	344,638
5.00% due 06/01/37	115,109	120,905
5.00% due 07/01/37	677,057	711,149
5.50% due 10/01/17	64,965	70,335
5.50% due 05/01/18	58,299	63,082
5.50% due 11/01/19	58,672	63,486
5.50% due 11/01/22	354,192	379,764
5.50% due 12/01/33	353,396	377,512
5.50% due 05/01/34	171,558	183,265
5.50% due 12/01/35	70,068	74,773
5.50% due 02/01/36(4)	289,066	303,784
5.50% due 11/01/36	576,988	614,920
6.00% due 09/01/16	84,603	91,861
6.00% due 12/01/16	20,046	21,766
6.00% due 12/01/33	369,788	399,826
6.00% due 07/01/34	317,137	342,855
6.00% due 10/01/36	1,187,731	1,277,159
6.00% due 10/01/37	622,782	668,797
6.50% due 02/01/17	33,751	36,823
6.50% due 03/01/17	42,166	46,004
6.50% due 04/01/29	44,701	48,828
6.50% due 06/01/29	109,686	119,813
6.50% due 07/01/32	45,498	49,599
6.50% due 02/01/37	937,369	1,014,830
7.00% due 09/01/31	109,767	122,386
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30	600,000	636,682

		11,463,788

Government National Mtg. Assoc. - 2.2%

5.00% due 05/15/34	1,195,282	1,265,272
6.00% due 10/15/39	2,395,657	2,567,540
6.50% due 06/15/29	12,777	13,945
7.00% due 09/15/28	12,951	14,453

		3,861,210

Total U.S. Government Agencies (cost $50,437,190)		53,213,931

U.S. GOVERNMENT TREASURIES - 10.3%
United States Treasury Bonds - 2.4%

3.50% due 02/15/39	1,805,000	1,590,938
4.25% due 05/15/39	402,000	405,078
4.38% due 02/15/38	674,000	693,167
4.50% due 05/15/38	588,000	617,400
5.25% due 11/15/28	559,000	647,915
8.13% due 08/15/19	158,000	222,200

		4,176,698

United States Treasury Notes - 7.9%

0.88% due 03/31/11	600,000	603,937
1.00% due 07/31/11	2,000,000	2,016,562
1.13% due 12/15/11	4,000,000	4,034,064
1.13% due 01/15/12	750,000	755,859
2.25% due 05/31/14	26,000	26,524
2.38% due 09/30/14	141,000	143,909
2.63% due 06/30/14	1,001,000	1,036,583
2.63% due 02/29/16	2,750,000	2,778,358
2.75% due 02/15/19	760,000	734,825
3.00% due 08/31/16	146,000	149,684
3.13% due 05/15/19	262,000	260,710
3.63% due 08/15/19	78,000	80,706
3.75% due 11/15/18	505,000	529,619
4.25% due 08/15/15	750,000	829,687

		13,981,027

Total U.S. Government Treasuries (cost $18,321,494)		18,157,725

COMMON STOCK - 0.0%
Independent Power Producers - 0.0%

Mirant Corp.† (cost $0)	186	2,649

PREFERRED STOCK - 0.8%
Banks-Commercial - 0.3%

BB&T Capital Trust VII 8.10%	5,400	135,162
CoBank ACB 11.00%*	7,302	356,201

		491,363

Banks-Money Center - 0.1%

Santander Finance Preferred SA 4.00%(4)	11,251	213,769

Banks-Super Regional - 0.1%

Wachovia Capital Trust IX 6.38%	10,650	222,691

Diversified Financial Services - 0.1%

General Electric Capital Corp. 8.00%(12)	6,441	152,523

Finance-Mortgage Loan/Banker - 0.0%

Freddie Mac 0.00%(4)	6,900	5,658

Special Purpose Entity - 0.2%

Structured Repackaged Asset-Backed Trust Securities 3.00%(4)	21,200	388,808

Total Preferred Stock (cost $1,819,607)		1,474,812

Total Long-Term Investment Securities (cost $159,730,094)		162,979,730

REPURCHASE AGREEMENT - 7.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $12,512,010 and collateralized by $12,895,000 of United States Treasury Bills, bearing interest at 0.01% due 01/14/10 and having approximate value of $12,888,553 (cost $12,512,000)	12,512,000	12,512,000

TOTAL INVESTMENTS (cost $172,242,094)(15)	99.4%	175,491,730
Other assets less liabilities	0.6	1,023,245

NET ASSETS	100.0%	$176,514,975

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2009, the aggregate value of these securities was $15,085,753 representing 8.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security - the rate reflected is as of November 30, 2009, maturity date reflects the stated maturity date.
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2009.
(5)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 1.
(6)	Illiquid security. At November 30, 2009, the aggregate value of these securities was $14,700 representing 0.0% of net assets.

(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2009, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$25,000	$25,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/15/09	1,000	1,000

		28,000	28,000	$14,700	$52.50	0.00%

(8)	Company has filed for Chapter 11 bankruptcy protection.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(11)	Bond in default
(12)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(13)	Income may be received in cash or additional shares at the discretion of the issuer.
(14)	Bond is in default and did not pay principal at maturity.
(15)	See Note 5 for cost of investments on a tax basis.
(16)	Bond is in default of interest subsequent to November 30, 2009.
(17)	“Step-up” security where the rate increases (“step-up”) at a predetermined rate. Rate shown reflects the stated rate.

REMIC - Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:

Asset Backed Securities	$—	$9,670,479	$—	$9,670,479
Convertible Bonds & Notes	—	—	14,700	14,700
U.S. Corporate Bonds & Notes	—	58,358,631	708,718	59,067,349
Foreign Corporate Bonds & Notes	—	14,148,018	—	14,148,018
Foreign Government Agencies	—	7,230,067	—	7,230,067
U.S. Government Agencies	—	53,213,931	—	53,213,931
U.S. Government Treasuries	18,157,725	—	—	18,157,725
Common Stock	2,649	—	—	2,649
Preferred Stock	1,118,611	356,201	—	1,474,812
Repurchase Agreement		12,512,000		12,512,000

Total	$19,278,985	$155,489,327	$723,418	$175,491,730

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
Balance as of 8/31/2009	$9,800	$612,651
Accrued discounts/premiums	—	505
Realized gain(loss)	—	2,245
Change in unrealized appreciation(depreciation)	4,900	116,914
Net purchases(sales)	—	(23,597)
Transfers in and/or out of Level 3	—	—

Balance as of 11/30/2009	$14,700	$708,718

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2009 (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
CONVERTIBLE BONDS & NOTES — 0.8%
Auto-Cars/Light Trucks — 0.6%

Ford Motor Co. Senior Notes 4.25% due 11/15/16	$1,051,000	$1,196,826

Auto-Heavy Duty Trucks — 0.1%

Navistar International Corp. Senior Sub. Notes 3.00% due 10/15/14	159,000	149,575

Drug Delivery Systems — 0.0%

Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	75,000	67,594

Telecom Services — 0.1%

ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(2)(3)(4)(8)(10)	281,000	147,525

Total Convertible Bonds & Notes
(cost $1,565,424)		1,561,520

U.S. CORPORATE BONDS & NOTES — 79.3%
Advertising Services — 0.3%

Visant Holding Corp. Senior Notes 8.75% due 12/01/13	85,000	87,550
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(1)	640,000	660,000

		747,550

Agricultural Chemicals — 0.1%

Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	250,000	265,000

Airlines — 0.4%

American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	506,000	503,470
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	388,880	375,269

		878,739

Athletic Equipment — 0.3%

Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16*	665,000	677,469

Auto-Cars/Light Trucks — 1.4%

Ford Motor Co. Notes 7.45% due 07/16/31	3,575,000	3,043,219

Auto/Truck Parts & Equipment-Original — 1.9%

Accuride Corp. Company Guar. Notes 8.50% due 02/01/15†(4)(5)	945,000	718,200
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	1,150,000	1,046,500
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14†(4)(5)	720,000	192,600
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	120,000	120,600
Tenneco, Inc. Company Guar. Notes 8.63% due 11/15/14	530,000	519,400
TRW Automotive, Inc. Company Guar. Notes 7.00% due 03/15/14*	750,000	709,687
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	925,000	855,625

		4,162,612

Auto/Truck Parts & Equipment-Replacement — 0.5%

Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	910,000	987,350
Exide Corp. Notes 10.00% due 04/15/05†(2)(3)	300,000	0

		987,350

Banks-Money Center — 0.7%

NB Capital Trust IV Bank Guar. Notes 8.25% due 04/15/27	1,475,000	1,412,312

Banks-Super Regional — 1.6%

BAC Capital Trust XI Bank Guar. Note 6.63% due 05/23/36	530,000	439,870
Wells Fargo & Co. Jr. Sub. Notes 7.98% due 3/15/18(7)(15)	3,250,000	3,014,375

		3,454,245

Beverages-Wine/Spirits — 0.4%

Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	750,000	757,500

Broadcast Services/Program — 1.3%

Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	806,000	767,715
Liberty Media LLC Debentures 8.25% due 02/01/30	1,130,000	998,638
Liberty Media LLC Senior Notes 8.50% due 07/15/29	820,000	741,075
Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(6)(19)	324,559	220,700

Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	108,000	75,735

		2,803,863

Building & Construction Products-Misc. — 0.1%

Associated Materials LLC/Associated Materials Finance, Inc. Senior Sec. Notes 9.88% due 11/15/16*	145,000	151,525

Building & Construction-Misc. — 0.2%

Esco Corp. Senior Notes 8.63% due 12/15/13*	335,000	333,325

Cable/Satellite TV — 4.3%

CCH II LLC/CCH II Capital Corp. Senior Notes, Series A 10.25% due 09/15/10	930,000	1,157,850
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	505,000	626,200
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*	57,000	66,120
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	2,299,000	2,531,774
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	1,009,000	1,123,774
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*	1,349,000	1,372,607
Mediacom LLC / Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19*	2,405,000	2,441,075

		9,319,400

Casino Hotels — 1.3%

Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(6)	429,222	360,010
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(2)(3)	475,000	404,605
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17*	950,000	971,375
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	900,000	985,500

		2,721,490

Casino Services — 1.0%

Peninsula Gaming LLC Senior Sec. Notes 8.38% due 08/15/15*	770,000	758,450
Peninsula Gaming LLC Senior Notes 10.75% due 08/15/17*	460,000	457,700
Scientific Games International, Inc. Senior Sub. Notes 9.25% due 06/15/19*	975,000	1,012,781

		2,228,931

Cellular Telecom — 1.4%

Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16*	750,000	740,625
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	1,246,000	978,110
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	904,000	906,260
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	429,000	396,825

		3,021,820

Chemicals-Plastics — 0.5%

Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14	1,175,000	1,128,000

Chemicals-Specialty — 1.4%

Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	910,000	846,300
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	110,000	104,225
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	1,180,000	1,126,900
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	403,000	439,270
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(4)(5)	677,000	484,055

		3,000,750

Coal — 0.1%

Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	255,000	260,100

Computer Services — 3.3%

Stream Global Services, Inc. Senior Sec. Notes 11.25% due 10/01/14*	1,500,000	1,488,750

SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	490,000	497,350
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,726,000	1,769,150
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	175,000	185,500
Unisys Corp. Senior Sec. Notes 12.75% due 10/15/14*	1,850,000	2,062,750
Unisys Corp. Senior Sec. Notes 14.25% due 09/15/15*	1,045,000	1,175,625

		7,179,125

Consulting Services — 0.1%

FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	250,000	246,563

Containers-Metal/Glass — 0.3%

Ball Corp. Company Guar. Notes 7.13% due 09/01/16	125,000	128,125
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	185,000	189,163
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	275,000	247,500

		564,788

Containers-Paper/Plastic — 0.3%

Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	600,000	633,000

Data Processing/Management — 1.9%

First Data Corp. Company Guar. Notes 9.88% due 09/24/15	2,335,000	2,078,150
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(8)	2,410,000	2,036,450

		4,114,600

Diagnostic Kits — 0.8%

Inverness Medical Innovations, Inc. Senior Notes 7.88% due 02/01/16	935,000	918,637
Inverness Medical Innovations, Inc. Senior Notes 7.88% due 02/01/16*	800,000	786,000

		1,704,637

Direct Marketing — 0.3%

Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	975,000	676,406

Diversified Banking Institutions — 3.4%

Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	1,005,000	828,928
GMAC LLC Company Guar. Notes 6.00% due 04/01/11*	2,937,000	2,812,177
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	2,703,000	2,601,638
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,475,000	1,224,250

		7,466,993

Diversified Financial Services — 1.4%

CIT Group Funding Co. of Delaware LLC Company Guar. Notes 5.20% due 06/01/15†(4)(5)	799,000	789,048

Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(7)	2,340,000	2,082,600

		2,871,648

Diversified Manufacturing Operations — 1.1%

Harland Clarke Holdings Corp. Notes 6.00% due 05/15/15(7)	400,000	332,000
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	1,850,000	1,736,687
SPX Corp. Senior Notes 7.63% due 12/15/14	400,000	408,000

		2,476,687

Diversified Operations — 0.1%

Reynolds Group, Inc./Reynolds Group LLC Senior Sec. Notes 7.75% due 10/15/16*	230,000	232,300

Diversified Operations/Commercial Services — 0.9%

ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	2,000,000	2,005,000

E-Commerce/Services — 0.1%

NetFlix, Inc. Senior Notes 8.50% due 11/15/17*	235,000	240,875

Electric-Generation — 2.0%

Edison Mission Energy Senior Notes 7.63% due 05/15/27	630,000	415,800
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	374,490	355,766
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	396,530	400,495

Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	542,245	556,479
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	450,000	462,375
The AES Corp. Senior Notes 8.00% due 10/15/17	1,175,000	1,172,062
The AES Corp. Senior Notes 8.00% due 06/01/20	450,000	445,500
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	508,000	516,890

		4,325,367

Electric-Integrated — 2.2%

CMS Energy Corp. Senior Notes 8.75% due 06/15/19	125,000	137,500
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	550,000	559,625
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,100,000	995,500
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	328,292	336,499
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	2,060,000	1,462,600
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15	110,000	78,100
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(8)	1,071,037	664,043
TXU Corp. Senior Notes 5.55% due 11/15/14	700,000	483,000

		4,716,867

Electronic Components-Semiconductors — 1.4%

Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/17*	1,320,000	1,245,750
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	2,225,000	1,891,250

		3,137,000

Electronics-Military — 0.4%

L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	960,000	967,200

Energy-Alternate Sources — 0.5%

Headwaters, Inc. Senior Notes 11.38% due 11/01/14*	1,025,000	1,048,063

Finance-Auto Loans — 2.3%

Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	2,225,000	2,244,700
Ford Motor Credit Co., LLC Senior Notes 8.70% due 10/01/14	2,725,000	2,799,654

		5,044,354

Finance-Commercial — 1.4%

CIT Group, Inc. Senior Notes 5.65% due 02/13/17†(4)(5)	3,250,000	2,284,825
CIT Group, Inc. Senior Notes 5.80% due 07/28/11†(4)(5)	994,000	696,240

		2,981,065

Firearms & Ammunition — 0.2%

Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	325,000	347,344

Food-Meat Products — 0.9%

Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	1,625,000	1,401,562
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	625,000	654,688

		2,056,250

Food-Retail — 0.1%

SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	275,000	280,500

Funeral Services & Related Items — 0.9%

Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	1,125,000	1,057,500
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings Company Guar. Notes 10.25% due 12/01/17*	845,000	836,550

		1,894,050

Gambling (Non-Hotel) — 0.1%

Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(4)(5)	930,000	194,138

Hazardous Waste Disposal — 0.1%

Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16*	280,000	281,750

Independent Power Producers — 1.5%

Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(3)	3,278,000	0
Mirant North America LLC Senior Notes 7.38% due 12/31/13	725,000	714,125
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,440,000	1,432,800
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	550,000	545,875
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	690,000	657,225

		3,350,025

Insurance-Multi-line — 0.5%

Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/38	1,090,000	1,013,700

Investment Management/Advisor Services — 0.1%

Janus Capital Group, Inc. Notes 6.95% due 06/15/17	323,000	311,000

Machinery-Farming — 0.5%

Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13*	1,175,000	1,172,063

Machinery-General Industrial — 0.7%

CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/14*	1,390,000	1,452,550

Medical Products — 0.9%

LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	1,133,000	1,198,147
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(8)	636,000	682,110

		1,880,257

Medical-Biomedical/Gene — 0.4%

Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16*	300,000	312,750
Talecris Biotherapeutics Holdings Corp. Senior Notes 7.75% due 11/15/16*	480,000	482,400

		795,150

Medical-Drugs — 0.4%

Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	825,000	878,625

Medical-Hospitals — 4.6%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,800,000	1,836,000
HCA, Inc. Senior Notes 6.25% due 02/15/13	900,000	866,250
HCA, Inc. Senior Notes 7.88% due 02/01/11	725,000	739,500
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20*	1,400,000	1,435,000
HCA, Inc. Senior Notes 8.50% due 04/15/19*	750,000	791,250
HCA, Inc. Senior Notes 8.75% due 09/01/10	360,000	368,100
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	1,189,000	1,257,367
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	795,000	808,913
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15*	1,720,000	1,818,900

		9,921,280

Metal-Copper — 0.4%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	780,000	841,425

Multimedia — 0.0%

Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11†(2)(3)(5)(16)	175,000	94,220

Non-Ferrous Metals — 0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03†(2)(3)(9)(10)	210,000	0

Office Supplies & Forms — 0.3%

ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15*	625,000	674,219

Oil Companies-Exploration & Production — 3.9%

Antero Resources Finance Corp. Senior Notes 9.38% due 12/01/17*	505,000	506,263
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	900,000	981,000

Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,650,000	1,551,000
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	425,000	445,188
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	655,000	653,362
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	350,000	349,125
EXCO Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	845,000	840,775
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	730,000	702,625
MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14*(2)(3)	192,000	153,600
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	120,000	121,200
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	450,000	445,500
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	475,000	509,437
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	200,000	180,500
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	900,000	895,500
Quicksilver Resources, Inc. Senior Notes 11.75% due 01/01/16	125,000	138,906

		8,473,981

Oil Field Machinery & Equipment — 0.0%

Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	40,000	39,200

Oil-Field Services — 0.9%

Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	925,000	980,500
Hornbeck Offshore Services, Inc. Senior Notes 8.00% due 09/01/17*	830,000	821,700
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	100,712	101,859

		1,904,059

Paper & Related Products — 1.1%

Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(2)(8)	227,314	227,314
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	163,000	165,038
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	205,000	207,562
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	550,000	583,000
Neenah Paper, Inc. Senior Notes 7.38% due 11/15/14	865,000	761,200
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14*	505,000	497,425

		2,441,539

Pipelines — 2.2%

Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	2,085,000	1,970,325
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	775,000	763,375
El Paso Corp. Senior Notes 12.00% due 12/12/13	125,000	143,125
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	600,000	564,000
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	305,000	307,287
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	970,000	475,300
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	500,000	557,931

		4,781,343

Private Corrections — 0.2%

Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	400,000	416,000

Publishing-Periodicals — 0.6%

Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	525,000	564,375
Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(1)	715,000	625,625

The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(4)(5)	1,415,000	17,688

		1,207,688

Recycling — 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(4)(5)(8)	2,565,000	9,619

Rental Auto/Equipment — 1.3%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 7.63% due 05/15/14	2,325,000	2,139,000
RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17*	550,000	595,375

		2,734,375

Retail-Apparel/Shoe — 0.6%

Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	508,000	472,440
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	651,000	535,448
Limited Brands, Inc. Senior Notes 8.50% due 06/15/19*	275,000	290,125

		1,298,013

Retail-Drug Store — 1.1%

Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	150,000	162,000
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19*	725,000	737,688
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	1,475,000	1,508,187

		2,407,875

Retail-Music Store — 0.0%

MTS, Inc. Senior Notes 10.00% due 03/15/09†(2)(3)(4)(5)(6)	15,273	305

Retail-Regional Department Stores — 1.1%

Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	532,000	502,740
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	329,000	278,005
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	308,000	266,420
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	314,000	262,190
Neiman-Marcus Group, Inc. Company Guar. Notes 9.75% due 10/15/15(8)	1,205,000	1,087,512

		2,396,867

Rubber-Tires — 0.6%

The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	500,000	511,250
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	825,000	886,875

		1,398,125

Rubber/Plastic Products — 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(2)(3)(9)(10)	50,000	0

Soap & Cleaning Preparation — 0.1%

JohnsonDiversey, Inc. Senior Notes 8.25% due 11/15/19*	225,000	224,719

Special Purpose Entity — 0.3%

Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	775,000	582,219

Specified Purpose Acquisitions — 0.1%

ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	219,000	219,873

Storage/Warehousing — 0.5%

Mobile Mini, Inc. Notes 6.88% due 05/01/15	535,000	500,225
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	660,000	683,100

		1,183,325

Telecom Services — 1.6%

GCI, Inc. Senior Notes 7.25% due 02/15/14	905,000	882,375
Qwest Corp. Senior Notes 8.38% due 05/01/16*	425,000	444,125
West Corp. Company Guar. Notes 9.50% due 10/15/14	1,975,000	1,925,625
West Corp. Company Guar. Notes 11.00% due 10/15/16	210,000	211,575

		3,463,700

Telephone-Integrated — 2.4%

Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	825,000	769,312
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	600,000	601,500
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	513,000	507,870
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	375,000	375,000
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	3,123,000	2,674,069
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	250,000	257,500

		5,185,251

Television — 0.5%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	148,000	139,860
Bonten Media Acquisition Co. Company Guar. Notes 9.75% due 06/01/15*(8)	137,482	46,916
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13*†(4)(5)(7)(8)	1,738,595	26,079
Sinclair Television Group, Inc. Senior Sec. Notes 9.25% due 11/01/17*	745,000	755,244
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(4)(5)	385,000	3,850
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(4)(5)	540,000	5,400

		977,349

Theaters — 1.6%

AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,558,000	1,468,415
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	550,000	559,625
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	475,000	494,000
Marquee Holdings, Inc. Senior Disc. Notes 12.00% due 08/15/14(1)	1,055,000	865,100

		3,387,140

Tobacco — 0.9%

Alliance One International, Inc. Senior Notes 10.00% due 07/15/16*	1,890,000	1,984,500

Transactional Software — 0.6%

Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	1,715,000	1,269,100

Transport-Services — 0.2%

Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	500,000	483,500

Web Hosting/Design — 0.9%

Terremark Worldwide, Inc. Senior Sec. Notes 12.00% due 06/15/17*	1,775,000	1,936,969

Total U.S. CORPORATE BONDS & NOTES
(cost $172,309,167)		171,832,918

FOREIGN CORPORATE BONDS & NOTES — 9.1%
Banks-Commercial — 0.5%

Barclays Bank PLC Sub. Notes 8.55% due 06/15/10*	1,075,000	1,010,500

Computers-Memory Devices — 0.7%

Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,575,000	1,515,937

Diversified Banking Institutions — 0.4%

Credit Agricole SA Sub. Notes 9.75% due 12/26/14	910,000	941,850

Diversified Manufacturing Operations — 0.7%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	1,410,000	1,431,150

Diversified Minerals — 0.6%

Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	725,000	819,250
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	500,000	583,750

		1,403,000

Electric-Generation — 0.1%

Intergen NV Sec. Notes 9.00% due 06/30/17*	160,000	166,000

Independent Power Producers — 0.0%

AES Drax Energy, Ltd. Sec. Notes bci 11.50% due 08/30/10†(5)(11)	475,000	475

Medical-Drugs — 0.6%

Elan Corp. PLC Company Guar. Notes 8.75% due 10/15/16*	720,000	676,800
Elan Corp. PLC Company Guar. Notes 8.88% due 12/01/13	760,000	744,800

		1,421,600

Metal-Aluminum — 0.5%

Novelis, Inc. Senior Notes 11.50% due 02/15/15*	955,000	993,200

Metal-Diversified — 0.5%

Vedanta Resources PLC Senior Notes 9.50% due 07/18/18*	1,000,000	992,500

Multimedia — 0.1%

Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	275,000	265,375

Satellite Telecom — 1.5%

Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(1)	759,000	762,795
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	910,000	913,412
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	1,531,000	1,553,965

		3,230,172

Semiconductor Equipment — 0.5%

Sensata Technologies BV Company Guar. Notes 8.00% due 05/01/14	1,190,000	1,154,300

Special Purpose Entities — 1.0%

Fibria Overseas Finance, Ltd. Company Guar. Notes 9.25% due 10/30/19*	490,000	542,125
Hellas Telecommunications Luxembourg II Sub. Notes 6.03% due 01/15/15†*(4)(5)(7)	925,000	9,250
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20	2,000,000	1,600,000

		2,151,375

Telecom Services — 0.6%

Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	252,000	269,640
Wind Acquisition Finance SA Senior Notes 11.75% due 07/15/17*	1,000,000	1,110,000

		1,379,640

Transport-Marine — 0.7%

Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc. Notes 8.88% due 11/01/17*	1,600,000	1,640,000

Transport-Rail — 0.1%

TFM SA de CV Senior Notes 9.38% due 05/01/12	137,000	140,083

Total Foreign Corporate Bonds & Notes
(cost $20,086,345)		19,837,157

LOANS — 5.8%(17)(18)
Auto/Truck Parts & Equipment-Original — 1.1%

Federal Mogul Corp. 2.18% due 12/27/15(3)	506,757	385,008
Federal Mogul Corp. 5.57% due 12/27/15(3)	993,243	754,617
Lear Corp. 10.49% due 04/25/12(3)	1,000,000	1,175,000

		2,314,625

Beverages-Non-alcoholic — 0.1%

Le-Natures, Inc. 9.36% due 03/01/11†(3)(4)(5)	600,000	243,000

Building-Residential/Commercial — 0.2%

TOUSA, Inc. 12.25% due 08/15/13(3)(6)	1,297,308	389,192

Casino Services — 0.6%

Herbst Gaming, Inc. Term Loan B Tranche 1 12.50% due 12/02/11†(3)(4)(5)	265,517	147,229
Herbst Gaming, Inc. Delayed Draw Term Loan B Tranche 2 12.50% due 12/02/11†(3)(4)(5)	726,922	403,078
Holding Gaming Borrower LP 9.25% due 02/19/13(3)	997,500	877,800
Holding Gaming Borrower LP 9.50% due 02/19/13(3)	2,500	2,200

		1,430,307

Commercial Services — 0.4%

Vertrue, Inc. 3.29% due 08/14/15(3)	1,215,000	832,275

Containers-Paper/Plastic — 0.5%

Consolidated Container Company 5.75% due 09/28/14(3)	1,250,000	1,030,209

Diversified Financial Services — 0.5%

Wind Finance SL S.A 7.93% due 11/26/14(3)	1,000,000	1,009,861

Electric-Integrated — 0.2%

Texas Competitive Electric Holdings Co. LLC 3.76% due 10/10/14(3)	3,477	2,584
Texas Competitive Electric Holdings Co. LLC 3.82% due 10/10/14(3)	678,046	503,826

		506,410

Gambling (Non-Hotel) — 0.5%

Greektown Holdings 11.50% due 12/31/09†(3)(4)(5)	1,034,777	1,041,245

Internet Telephone — 0.3%

Skype Technologies SA 9.00% due 10/19/14(3)	685,000	692,706

Medical-Drugs — 0.4%

Triax Pharmaceuticals LLC 16.50% due 08/30/11(2)(3)(12)	1,064,341	968,551

Medical-Hospitals — 0.5%

Capella Healthcare, Inc. 13.00% due 02/29/16(3)	1,000,000	997,500

Telecom Services — 0.4%

Fairpoint Communications, Inc. 3.35% due 03/31/15(3)	1,000,000	781,250

Theaters — 0.1%

AMC Entertainment Holdings, Inc. 5.62% due 06/15/12(3)	360,917	328,434

Total Loans
(cost $13,635,201)		12,565,565

COMMON STOCK — 0.2%
Building Products-Doors & Windows — 0.0%

Masonite Worldwide Holdings†	754	26,390

Energy-Alternate Sources — 0.0%

VeraSun Energy Corp.†(2)(3)	65,000	0

Food-Misc. — 0.0%

Wornick Co.†(2)(3)	3,444	107,728

Gambling (Non-Hotel) — 0.0%

Shreveport Gaming Holdings, Inc.†(2)(3)	2,501	33,489

Medical-Drugs — 0.0%

Triax Pharmaceuticals LLC†(2)(13)	85,611	856

Medical-Outpatient/Home Medical — 0.0%

Critical Care Systems International, Inc.†(2)(3)	13,262	2,765

Oil Companies-Exploration & Production — 0.1%

MXEnergy Holdings, Inc.†(2)(3)	96,187	128,891

Paper & Related Products — 0.1%

Caraustar Industries, Inc.†(2)(3)	80	177,812

Retail-Music Store — 0.0%

MTS, Inc.†(2)(3)	3,863	0

Total Common Stock
(cost $1,513,383)		477,931

PREFERRED STOCK — 0.0%
Medical-Drugs — 0.0%

Triax Pharmaceuticals LLC, Class C†(2)(13) (cost $52,235)	26,118	261

WARRANTS† — 0.0%
Building Products-Doors & Windows — 0.0%

Masonite Worldwide Holdings Expires 06/09/14 (strike price $55.31)	3,658	13,169
Masonite Worldwide Holdings Expires 06/09/16 (strike price $55.31)	2,743	9,189

		22,358

Oil Companies-Exploration & Production — 0.0%

Transmeridian Exploration, Inc. Expires 12/15/10 (Strike price $4.31)(2)	13,811	138

Total Warrants
(cost $37,980)		22,496

Total Long-Term Investment Securities
(cost $209,199,735)		206,297,848

REPURCHASE AGREEMENT — 5.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $12,787,011 and collateralized by $13,180,000 of Federal National Mtg. Assoc. Notes, bearing interest at 0.4% due 01/14/10 and having approximate value of $13,173,410 (cost $12,787,000)	$12,787,000	12,787,000

TOTAL INVESTMENTS
(cost $221,986,735)(14)	101.1%	219,084,848
Liabilities in excess of other assets	(1.1)	(2,350,991)

NET ASSETS	100.0%	$216,733,857

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2009, the aggregate value of these securities was $62,221,915 representing 28.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

10

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At November 30, 2009, the aggregate value of these securities was $13,816,505 representing 6.4% of net assets.
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	Bond in default
(6)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(7)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2009.
(8)	Income may be received in cash or additional shares at the discretion of the issuer.
(9)	Company has filed for Chapter 7 bankruptcy.
(10)	Bond is in default and did not pay principal at maturity.
(11)	Company has filed bankruptcy in the country of issuance.
(12)	A portion of the interests is paid in the form of additional bonds.
(13)	Consists of more than one class of securities traded together as a unit.
(14)	See Note 5 for cost of investments on a tax basis.
(15)	Perpetual maturity - maturity date reflects the next call date.
(16)	Subsequent to November 30, 2009, the company has filed for Chapter 11 bankruptcy protection.
(17)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(18)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:

Convertible Bonds & Notes	$—	$1,413,995	$147,525	$1,561,520
U.S. Corporate Bonds & Notes	—	170,074,135	1,758,783	171,832,918
Foreign Corporate Bonds & Notes	—	19,837,157	—	19,837,157
Loans	—	5,710,368	6,855,197	12,565,565
Common Stock	26,390	—	451,541	477,931
Preferred Stock	—	—	261	261
Warrants	22,358	—	138	22,496
Repurchase Agreements	—	12,787,000	—	12,787,000

Total	$48,748	$209,822,655	$9,213,445	$219,084,848

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 8/31/2008	$98,350	$3,218,031	$5,233,524	$348,147	$261	$0
Accrued discounts/premiums	—	805	30,368	—	—	—
Realized gain(loss)	—	285,951	33	—	—	—
Change in unrealized appreciation(depreciation)	49,175	(169,523)	485,770	(102,310)	—	138
Net purchases(sales)	—	(1,651,731)	837,892	205,704	—	—
Transfers in and/or out of Level 3	—	75,250	267,610	—	—	—

Balance as of 11/30/2009	$147,525	$1,758,783	$6,855,197	$451,541	$261	$138

(19)	“Step-up” security where the rate increases (“step-up”) at a predetermined rate. Rate shown reflects the stated rate.

See Notes to Portfolio of Investments

VALIC Company II International Small Cap Equity

PORTFOLIO OF INVESTMENTS - November 30, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.7%
Australia - 1.2%

Ansell, Ltd.	122,251	$1,191,358
Bendigo and Adelaide Bank, Ltd.	198,808	1,616,944
Billabong International, Ltd.	12,003	115,432
carsales.com.au, Ltd.†	248,188	1,018,373
Centennial Coal Co., Ltd.	125,235	377,372
Crane Group, Ltd.	105,519	864,005
MacArthur Coal, Ltd.	60,781	517,725
Nufarm, Ltd.	77,110	819,251
Premier Investments, Ltd.	41,057	327,156
South Australia Coal Corp.(1)	135,626	12,422
The Reject Shop, Ltd.	28,614	364,285
Webjet, Ltd.	95,068	150,636

		7,374,959

Bermuda - 2.3%

China Yurun Food Group, Ltd.	548,000	1,350,546
CNPC Hong Kong, Ltd.	1,860,000	2,092,786
Huabao International Holdings, Ltd.	1,070,000	1,125,219
Pacific Basin Shipping, Ltd.	1,717,000	1,302,696
Peace Mark Holdings, Ltd.†(1)	686,000	0
Seadrill, Ltd.	308,783	7,138,359
Texwinca Holdings, Ltd.	566,000	518,526

		13,528,132

Cayman Islands - 2.2%

AAC Acoustic Technologies Holdings, Inc.	1,482,000	2,084,348
Agile Property Holdings, Ltd.	1,938,000	2,650,667
China Dongxiang Group Co.	1,538,000	1,123,229
China High Speed Transmission Equipment Group Co., Ltd.	468,000	1,105,077
China Mengniu Dairy Co., Ltd.†	527,000	1,621,789
Lee & Man Paper Manufactoring, Ltd.	55,600	141,761
Li Ning Co., Ltd.	327,500	1,075,461
Shenguan Holdings Group, Ltd.†	2,016,000	1,326,649
Shui On Land, Ltd.	215,000	126,225
Soho China, Ltd.	538,000	290,171
Xinyi Glass Holding Co., Ltd.	1,702,000	1,355,003

		12,900,380

China - 1.6%

AsiaInfo Holdings, Inc.†	122,300	3,007,357
Weichai Power Co., Ltd.	551,800	4,649,330
Zhuzhou CSR Times Electric Co., Ltd.	969,000	1,952,991

		9,609,678

Cyprus - 0.9%

Bank of Cyprus Public Co., Ltd.	794,199	5,664,519

Denmark - 2.4%

DSV A/S†	399,152	7,111,391
SimCorp A/S	36,037	6,907,610

		14,019,001

France - 3.6%

Groupe Eurotunnel SA	999,219	10,259,587
SCOR SE	256,760	6,259,214
Soitec†	343,133	4,740,647

		21,259,448

Germany - 5.1%

Freenet AG†	264,277	3,809,524
Rheinmetall AG	174,155	10,407,805
Sky Deutschland AG†	742,903	2,654,906
United Internet AG†	461,238	6,226,226
Wirecard AG	563,359	7,156,418

		30,254,879

Hong Kong - 1.8%

Bank of East Asia, Ltd.	66,140	286,320
China Everbright International, Ltd.	10,410,000	4,969,904
China Gas Holdings, Ltd.	2,234,000	965,658
Denway Motors, Ltd.	3,122,000	1,909,443
Shanghai Industrial Holdings, Ltd.	234,000	1,173,012
Techtronic Industries Co.	1,595,500	1,280,509

		10,584,846

India - 0.3%

GVK Power & Infrastructure, Ltd.†	897,555	982,168
Jagran Prakashan, Ltd.	216,809	550,704

		1,532,872

Indonesia - 0.6%

BW Plantation Tbk PT†	18,953,500	1,002,300
Delta Dunia Makmur Tbk PT†	4,556,500	737,329
United Tractors Tbk PT	1,018,666	1,610,688

		3,350,317

Ireland - 3.3%

Allied Irish Banks PLC†	706,692	1,644,758
DCC PLC	390,316	10,549,430
Greencore Group PLC	1,523,320	3,162,251
Irish Life & Permanent PLC†	891,955	4,339,384

		19,695,823

Italy - 8.6%

Autogrill SpA†	795,071	9,843,209
Azimut Holding SpA	779,666	10,185,162
DiaSorin SpA	315,902	11,441,153
Gruppo Editoriale L’Espresso SpA†	1,214,854	3,912,835
Hera SpA	2,473,570	5,957,564
Mediolanum SpA	1,469,187	9,552,237

		50,892,160

Japan - 26.9%

Alpha Systems, Inc.	35,000	728,829
Asahi Diamond Industrial Co., Ltd.	265,000	1,805,703
Axell Corp.	59,500	2,113,200
Chugoku Marine Paints, Ltd.	397,000	2,966,937
Credit Saison Co., Ltd.	97,900	1,082,744
Dai-ichi Seiko Co., Ltd.	31,700	1,499,919
Daihatsu Diesel Manufacturing Co., Ltd.	119,000	429,523
Daiseki Co., Ltd.	132,300	2,966,189
Dena Co., Ltd.	834	4,563,651
Disco Corp.	13,200	760,481
Don Quijote Co., Ltd.	194,400	4,913,975
Ebara Corp.†	450,000	1,717,955
Eiken Chemical Co., Ltd.	52,800	500,268
en-japan, Inc.†	1,653	1,730,640
Enplas Corp.	59,400	1,100,865
EPS Co., Ltd.	661	2,508,191
Exedy Corp.	144,200	2,709,172
Ferrotec Corp.	125,600	1,176,955

FP Corp.	94,600	4,870,083
Fujimi, Inc.	132,100	2,107,426
Funai Electric Co., Ltd.	52,900	2,931,409
GS Yuasa Corp.	192,000	1,350,486
HIS Co., Ltd.	66,100	1,295,389
Hitachi Chemical Co., Ltd.	53,500	1,047,842
Internet Initiative Japan, Inc.	476	959,820
Japan Petroleum Exploration Co.	46,200	2,100,486
Kakaku.com, Inc.	1,323	4,851,816
Kobayashi Pharmaceutical Co., Ltd.	26,500	1,183,364
Koito Manufacturing Co., Ltd.	238,000	3,538,061
Kureha Corp.	331,000	1,631,259
Lintec Corp.	198,400	3,775,659
M3, Inc.	794	2,632,582
Mani, Inc.	28,400	1,856,317
Micronics Japan Co., Ltd.	42,900	627,817
Mitsubishi Gas Chemical Co., Inc.	198,000	900,208
Mitsubishi UFJ Lease & Finance Co., Ltd.	103,220	3,098,749
Moshi Moshi Hotline, Inc.	57,300	1,072,552
Nabtesco Corp.	198,000	2,187,529
Nichicon Corp.	200,400	1,780,509
Nichii Gakkan Co.	79,400	729,334
Nihon M&A Center, Inc.	165	645,187
Nipro Corp.	79,200	1,691,384
Nishimatsuya Chain Co., Ltd.	145,500	1,333,133
Nissha Printing Co., Ltd.	50,900	2,643,926
Nomura Real Estate Holdings, Inc.	198,400	3,080,204
NPC, Inc	52,900	1,257,630
Oenon Holdings, Inc.	443,000	881,490
Okasan Securities Group, Inc.	298,000	1,496,205
Osaka Securities Exchange Co., Ltd.	952	4,746,784
Otsuka Corp.	59,500	2,842,839
Pigeon Corp.	125,500	5,459,047
Rinnai Corp.	52,900	2,619,297
Saint Marc Holdings Co., Ltd.	52,900	1,658,480
Sawai Pharmaceutical Co., Ltd.	52,900	3,029,327
Seven Bank, Ltd.	1,124	2,244,359
Shima Seiki Manufacturing, Ltd.	33,100	631,443
Shimadzu Corp.	231,000	1,448,427
Suruga Bank, Ltd.	265,000	2,602,788
Sysmex Corp.	48,200	2,604,049
T-Gaia Corp.	1,984	3,644,831
Taiko Pharmaceutical Co., Ltd.	67,400	2,054,593
Taiyo Ink Manufacturing Co., Ltd.	107,100	2,837,332
The Japan Steel Works, Ltd.	278,000	3,383,341
Toho Holdings Co., Ltd.	145,500	2,014,848
Toridoll.corp.	1,105	2,409,677
Toshiba Plant Systems & Services Corp.	165,000	2,126,446
Towa Corp.†	207,000	1,865,490
Toyo Tanso Co., Ltd.	50,900	2,349,503
Tsumura & Co.	46,200	1,536,615
Unicharm Petcare Corp.	91,300	3,327,105
Union Tool Co.	89,300	2,360,603
Village Vanguard Co., Ltd.	410	1,517,816
Works Applications Co., Ltd.	3,551	1,754,138
Yamaguchi Financial Group, Inc.	152,000	1,591,393

		159,493,624

Jersey - 1.8%

Henderson Group PLC	3,295,079	6,705,446
Randgold Resources, Ltd.	47,166	3,999,907

		10,705,353

Luxembourg - 2.5%

Acergy SA	513,845	7,564,666
Millicom International Cellular SA	100,913	7,548,293

		15,112,959

Malaysia - 0.2%

IJM Corp. BHD	804,160	1,064,312
Public Bank BHD	117,200	375,869

		1,440,181

Mauritius - 0.1%

Golden Agri-Resources, Ltd.†	1,790,474	595,100

Netherlands - 1.2%

Koninklijke Vopak NV†	90,948	7,131,324

Singapore - 0.3%

City Developments, Ltd.	83,000	599,711
Venture Corp., Ltd.	196,000	1,159,855

		1,759,566

South Korea - 2.0%

Cheil Industries, Inc.†	18,150	778,883
Digitech Systems Co., Ltd.†	34,317	736,334
Glovis Co., Ltd.†	7,550	714,224
Hyundai Mobis†	13,920	1,783,695
Korean Reinsurance Co.	91,640	732,143
LG Electronics, Inc.†	4,721	418,183
LG Household & Health Care, Ltd.†	6,347	1,558,366
SODIFF Advanced Materials Co., Ltd.	25,709	1,943,431
Sungwoo Hitech Co., Ltd.†	83,695	806,144
Synopex, Inc.†	235,868	847,891
Taewoong Co., Ltd.†	23,143	1,476,789
Taeyoung Engineering & Construction	67,670	299,126

		12,095,209

Sweden - 0.9%

Clas Ohlson AB	271,620	5,279,244

Switzerland - 5.9%

Actelion, Ltd.†	57,920	3,407,907
Aryzta AG	184,848	6,993,104
Clariant AG†	748,768	7,842,142
EFG International AG	391,838	6,300,148
Sonova Holding AG	88,198	10,475,406

		35,018,707

Taiwan - 1.6%

Advantech Co., Ltd.	201,000	383,523
Chicony Electronics Co., Ltd.	495,819	1,155,612
Everlight Electronics Co., Ltd.	394,195	1,220,107

Far Eastern Department Stores Co., Ltd.	914,640	967,820
Foxconn Technology Co., Ltd.	48,000	167,811
InnoLux Display Corp.	493,370	699,142
International Games System Co., Ltd.	91,693	702,394
Shin Zu Shing Co., Ltd.	246,620	1,145,769
Simplo Technology Co., Ltd.	281,600	1,500,805
Transcend Information, Inc.	165,813	520,436
Wistron Corp.	647,985	1,190,090

		9,653,509

Thailand - 0.2%

Thoresen Thai Agencies PCL	531,260	411,489
TMB Bank PCL†(2)	17,899,200	592,243

		1,003,732

United Kingdom - 16.1%

Ashmore Group PLC	877,700	3,783,028
Babcock International Group PLC	795,830	8,149,891
Britvic PLC	1,223,990	7,905,336
Burberry Group PLC	830,614	7,788,723
Chemring Group PLC	230,193	10,251,148
Cookson Group PLC†	1,006,229	6,397,915
Croda International PLC	613,038	7,508,345
Dana Petroleum PLC†	264,867	5,342,081
Enterprise Inns PLC†	1,790,186	2,906,749
ICAP PLC	797,294	5,670,167
Kazakhmys PLC†	332,935	6,753,279
London Stock Exchange Group PLC	542,773	6,719,189
Rentokil Initial PLC†	3,701,633	6,132,181
St James’s Place PLC	781,300	3,092,471
Vedanta Resources PLC	185,352	7,025,414

		95,425,917

United States - 3.1%

Autoliv, Inc.	172,829	7,018,586
Virgin Media, Inc.	681,827	11,222,872

		18,241,458

Total Common Stock (cost $490,452,134)		573,622,897

WARRANTS - 0.0%
Mauritius - 0.0%
Golden Agri-Resources, Ltd. Expires 07/24/12 (strike price 0.54 SGD)† (cost $0)	104,061	7,895

Total Long-Term Investment Securities (cost $490,452,134)		573,630,792

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Time Deposits - 2.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09 (cost $17,235,000)	$17,235,000	17,235,000

TOTAL INVESTMENTS - (cost $507,687,134) (3)	99.6%	590,865,792
Other assets less liabilities	0.4	2,544,906

NET ASSETS -	100.0%	$593,410,698

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:

Common Stock:
Germany	$30,254,879	$—	$—	$30,254,879
Italy	50,892,160	—	—	50,892,160
Japan	159,493,624	—	—	159,493,624
Switzerland	35,018,707	—	—	35,018,707
United Kingdom	95,425,917	—	—	95,425,917
Other Countries*	201,932,945	592,243	12,422	202,537,610
Warrants	7,895	—	—	7,895

Short-Term Investment Securities:

Time Deposits	—	17,235,000	—	17,235,000

Total	$573,026,127	$17,827,243	$12,422	$590,865,792

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

Common Stock
Balance as of 8/31/2009	$16,643
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	12,164
Net purchases(sales)	(16,385)
Transfers in and/or out of Level 3	—

Balance as of 11/30/2009	$12,422

Currency Legend

SGD - Singapore Dollar

Industry Allocation*
Banks-Commercial	3.9%
Investment Management/Advisor Services	3.5
Electronic Components-Misc.	3.2
Time Deposits	2.9
Auto/Truck Parts & Equipment-Original	2.7
Chemicals-Specialty	2.6
Medical Products	2.4
Retail-Restaurants	2.3
Machinery-General Industrial	2.2
Insurance-Life/Health	2.1
Chemicals-Diversified	2.1
Finance-Other Services	1.9
Diagnostic Kits	1.9
Telecom Services	1.9
Cellular Telecom	1.9
Medical-Drugs	1.9
Commercial Services	1.8
Oil Refining & Marketing	1.8
Transport-Rail	1.7
Oil Companies-Exploration & Production	1.6
Building-Maintance & Services	1.4
Electronic Components-Semiconductors	1.4
Beverages-Non-alcoholic	1.3
Apparel Manufacturers	1.3
Food-Misc.	1.3
Transport-Truck	1.3
Oil-Field Services	1.3
Diversified Manufacturing Operations	1.2
Finance-Investment Banker/Broker	1.2
Oil & Gas Drilling	1.2
Transport-Services	1.2
Metal-Diversified	1.2
Cosmetics & Toiletries	1.2
Food-Baking	1.2
Insurance-Reinsurance	1.2
Transactional Software	1.2
Metal-Copper	1.1
E-Commerce/Services	1.1
Web Portals/ISP	1.0
Diversified Operations/Commercial Services	1.0
Auto/Truck Parts & Equipment-Replacement	1.0
Electric-Integrated	1.0
Internet Content-Information/News	1.0
Electric Products-Misc.	0.9
Retail-Misc./Diversified	0.9
Retail-Discount	0.9
Alternative Waste Technology	0.8
Containers-Paper/Plastic	0.8
Publishing-Newspapers	0.7
Diversified Financial Services	0.7
Miscellaneous Manufacturing	0.7
Batteries/Battery Systems	0.7
Medical Instruments	0.7
Gold Mining	0.7
Telephone-Integrated	0.6
Internet Connectivity Services	0.6
Metal Processors & Fabrication	0.6
Machinery-Material Handling	0.6
Machinery-Electrical	0.5
Finance-Leasing Companies	0.5
Real Estate Management/Services	0.5
Real Estate Operations & Development	0.5
Computers-Periphery Equipment	0.5
Medical-Generic Drugs	0.5
Internet Infrastructure Software	0.5
Coatings/Paint	0.5
Retail-Pubs	0.5
Computers-Integrated Systems	0.5
Rubber/Plastic Products	0.5
Cable TV	0.4
Building Products-Air & Heating	0.4
Retail-Apparel/Shoe	0.4
Diversified Operations	0.4
Engineering/R&D Services	0.4
Medical-Wholesale Drug Distribution	0.3
Advanced Materials	0.3
Auto-Cars/Light Trucks	0.3
Tools-Hand Held	0.3
Capacitors	0.3
Applications Software	0.3
Computers	0.3
Machinery-Pumps	0.3
Transport-Marine	0.3
Food-Dairy Products	0.3
Machinery-Construction & Mining	0.3
Agricultural Operations	0.3
Retail-Bookstores	0.3
Electronic Connectors	0.3
Food-Meat Products	0.2
Travel Services	0.2
Machine Tools & Related Products	0.2
Retail-Sporting Goods	0.2
Power Converter/Supply Equipment	0.2
Finance-Credit Card	0.2
Direct Marketing	0.2
Independent Power Producers	0.2
Retail-Regional Department Stores	0.2
Pipelines	0.2
Coal	0.2
Beverages-Wine/Spirits	0.1
Mining	0.1
Communications Software	0.1
Entertainment Software	0.1
Consulting Services	0.1
Electronic Measurement Instruments	0.1
Hotels/Motels	0.1
Semiconductor Components-Integrated Circuits	0.1
Textile-Products	0.1
Engines-Internal Combustion	0.1
Investment Companies	0.1
Building-Heavy Construction	0.1

99.6%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2009 (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.9%
Appliances - 0.8%

Whirlpool Corp.	17,100	$1,268,136

Banks-Fiduciary - 0.6%

The Bank of New York Mellon Corp.	35,570	947,585

Banks-Super Regional - 5.9%

Capital One Financial Corp.	24,200	928,312
PNC Financial Services Group, Inc.	29,944	1,707,107
US Bancorp	103,104	2,487,900
Wells Fargo & Co.	150,294	4,214,244

		9,337,563

Beverages-Non-alcoholic - 2.1%

Coca-Cola Enterprises, Inc.	83,700	1,644,705
Dr Pepper Snapple Group, Inc.†	65,800	1,723,302

		3,368,007

Building-Residential/Commercial - 0.8%

NVR, Inc.†	1,907	1,283,697

Cable/Satellite TV - 1.7%

Comcast Corp., Class A	123,400	1,810,278
DISH Network Corp., Class A	43,100	892,601

		2,702,879

Chemicals-Specialty - 1.2%

Ashland, Inc.	22,800	819,204
Eastman Chemical Co.	17,700	1,064,124

		1,883,328

Computer Services - 1.2%

Computer Sciences Corp.†	35,000	1,935,850

Computers - 2.3%

Hewlett-Packard Co.	39,600	1,942,776
International Business Machines Corp.	13,100	1,655,185

		3,597,961

Computers-Memory Devices - 1.7%

EMC Corp.†	158,300	2,664,189

Consumer Products-Misc. - 0.5%

Jarden Corp.	25,900	710,955

Containers-Paper/Plastic - 0.7%

Pactiv Corp.†	43,700	1,064,095

Cosmetics & Toiletries - 0.4%

The Procter & Gamble Co.	10,431	650,373

Distribution/Wholesale - 1.0%

Ingram Micro, Inc., Class A†	41,400	703,386
Tech Data Corp.†	20,200	850,622

		1,554,008

Diversified Banking Institutions - 10.9%

Bank of America Corp.	289,046	4,581,379
Citigroup, Inc.	263,500	1,082,985
JPMorgan Chase & Co.	141,631	6,017,901
Morgan Stanley	54,923	1,734,468
The Goldman Sachs Group, Inc.	22,098	3,749,147

		17,165,880

Diversified Manufacturing Operations - 7.3%

Eaton Corp.	15,000	958,500
General Electric Co.	316,486	5,070,106
Illinois Tool Works, Inc.	58,600	2,850,304
Ingersoll-Rand PLC	45,900	1,623,483
ITT Corp.	19,900	1,029,228

		11,531,621

Electric-Generation - 1.2%

The AES Corp.†	148,000	1,885,520

Electric-Integrated - 3.0%

Constellation Energy Group, Inc.	57,800	1,839,196
Edison International	37,500	1,276,875
OGE Energy Corp.	47,500	1,643,500

		4,759,571

Electronic Components-Misc. - 0.7%

Garmin, Ltd.	37,400	1,117,512

Electronic Connectors - 0.4%

Thomas & Betts Corp.†	19,088	696,712

Finance-Credit Card - 1.6%

American Express Co.	33,900	1,418,037
Discover Financial Services	71,200	1,100,752

		2,518,789

Food-Canned - 1.2%

Del Monte Foods Co.	187,300	1,964,777

Gas-Distribution - 0.4%

NiSource, Inc.	47,600	678,300

Home Decoration Products - 1.0%

Newell Rubbermaid, Inc.	112,500	1,632,375

Home Furnishings - 0.6%

Tempur-Pedic International, Inc.†	40,200	866,310

Hospital Beds/Equipment - 1.0%

Kinetic Concepts, Inc.†	47,700	1,607,967

Human Resources - 0.8%

Manpower, Inc.	26,782	1,319,281

Instruments-Scientific - 1.0%

Thermo Fisher Scientific, Inc.†	32,400	1,530,252

Insurance-Life/Health - 2.8%

Aflac, Inc.	33,300	1,532,799
Prudential Financial, Inc.	32,500	1,620,125
Unum Group	66,100	1,258,544

		4,411,468

Insurance-Multi-line - 0.5%

American Financial Group, Inc.	33,830	820,716

Linen Supply & Related Items - 0.5%

Cintas Corp.	28,000	786,520

Medical Products - 0.4%

Johnson & Johnson	10,600	666,104

Medical-Drugs - 6.2%

Endo Pharmaceuticals Holdings, Inc.†	73,000	1,608,190
Forest Laboratories, Inc.†	56,762	1,740,323
Pfizer, Inc.	354,827	6,447,206

		9,795,719

Medical-HMO - 0.8%

Coventry Health Care, Inc.†	57,900	1,305,645

Medical-Wholesale Drug Distribution - 1.5%

McKesson Corp.	38,300	2,375,366

Multimedia - 2.5%

Time Warner, Inc.	81,904	2,516,091

Viacom, Inc., Class B†	45,900	1,360,476

		3,876,567

Oil & Gas Drilling - 2.1%

Noble Corp.	47,500	1,962,225
Transocean, Ltd.†	15,981	1,364,618

		3,326,843

Oil Companies-Exploration & Production - 4.0%

Anadarko Petroleum Corp.	21,600	1,285,848
Apache Corp.	14,300	1,362,504
Occidental Petroleum Corp.	44,907	3,628,037

		6,276,389

Oil Companies-Integrated - 8.6%

Chevron Corp.	43,352	3,383,190
ConocoPhillips	16,919	875,896
Exxon Mobil Corp.	107,483	8,068,749
Murphy Oil Corp.	20,600	1,161,634

		13,489,469

Oil Field Machinery & Equipment - 1.3%

National Oilwell Varco, Inc.	45,900	1,974,618

Oil-Field Services - 0.6%

Schlumberger, Ltd.	13,500	862,515

Paper & Related Products - 1.3%

International Paper Co.	79,700	2,028,365

Pharmacy Services - 0.7%

Medco Health Solutions, Inc.†	18,200	1,149,512

Power Converter/Supply Equipment - 1.2%

Hubbell, Inc., Class B	41,600	1,889,056

Real Estate Investment Trusts - 1.9%

Annaly Capital Management, Inc.	114,327	2,104,760
Hospitality Properties Trust	43,500	844,335

		2,949,095

Retail-Apparel/Shoe - 1.4%

Ross Stores, Inc.	17,500	769,650
The Gap, Inc.	64,000	1,370,880

		2,140,530

Retail-Automobile - 0.4%

AutoNation, Inc.†	38,045	671,494

Retail-Petroleum Products - 1.2%

World Fuel Services Corp.	34,500	1,834,710

Retail-Regional Department Stores - 1.0%

Macy’s, Inc.	94,900	1,547,819

Telephone-Integrated - 4.4%

AT&T, Inc.	188,110	5,067,683
Verizon Communications, Inc.	58,354	1,835,817

		6,903,500

Tools-Hand Held - 0.5%

The Stanley Works	17,200	835,404

Toys - 0.4%

Mattel, Inc.	34,800	677,208

Transport-Rail - 0.7%

CSX Corp.	24,100	1,144,268

Total Long-Term Investment Securities (cost $143,467,690)		155,982,393

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Registered Investment Companies - 0.9%
VALIC Co. I Money Market I Fund(2) (cost $1,410,951)	$1,410,951	$1,410,951

TOTAL INVESTMENTS (cost $144,878,641)(1)	99.8%	157,393,344
Other assets less liabilities	0.2	240,087

NET ASSETS	100.0%	$157,633,431

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
(2)	Security represents an investment in an affiliated company (See Note 4).

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:

Common Stock:
Banks - Super Regional	$9,337,563	$—	$—	$9,337,563
Diversified Banking Institutions	17,165,880	—	—	17,165,880
Diversified Manufacturing Operations	11,531,621	—	—	11,531,621
Medical - Drugs	9,795,719	—	—	9,795,719
Oil Companies - Integrated	13,489,469	—	—	13,489,469
Other Industries*	94,662,141	—	—	94,662,141

Short-Term Investment Securities:

Registered Investment Companies	—	1,410,951	—	$1,410,951

Total	$155,982,393	$1,410,951	$—	$157,393,344

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK - 96.3%
Aerospace/Defense-Equipment - 1.0%

BE Aerospace, Inc.†	84,297	$1,624,403

Agricultural Chemicals - 1.3%

Intrepid Potash, Inc.†	69,796	2,124,590

Apparel Manufacturers - 3.5%

Carter’s, Inc.†	79,290	1,724,557
Coach, Inc.	53,981	1,875,840
Hanesbrands, Inc.†	96,257	2,311,131

		5,911,528

Applications Software - 1.3%

Check Point Software Technologies, Ltd.†	71,474	2,257,864

Banks-Fiduciary - 0.7%

State Street Corp.	29,806	1,230,988

Banks-Super Regional - 1.4%

Capital One Financial Corp.	60,096	2,305,283

Batteries/Battery Systems - 0.9%

Energizer Holdings, Inc.†	25,876	1,457,854

Casino Services - 0.9%

International Game Technology	81,728	1,543,842

Chemicals-Specialty - 0.8%

Albemarle Corp.	41,202	1,390,567

Coal - 2.2%

CONSOL Energy, Inc.	40,416	1,855,903
Walter Energy, Inc.	28,325	1,943,095

		3,798,998

Commercial Services - 1.8%

Alliance Data Systems Corp.†	33,780	2,060,242
Quanta Services, Inc.†	56,245	1,054,594

		3,114,836

Computer Aided Design - 1.5%

Autodesk, Inc.†	106,779	2,503,967

Computer Services - 3.0%

Cognizant Technology Solutions Corp., Class A†	65,593	2,881,501
IHS, Inc., Class A†	44,087	2,216,694

		5,098,195

Computers-Integrated Systems - 0.5%

Brocade Communications Systems, Inc.†	107,443	761,771

Computers-Memory Devices - 2.1%

NetApp, Inc.†	58,224	1,794,464
Western Digital Corp.†	46,788	1,723,670

		3,518,134

Consulting Services - 0.2%

Verisk Analytics, Inc., Class A†	13,531	364,119

Consumer Products-Misc. - 1.4%

Jarden Corp.	85,620	2,350,269

Containers-Metal/Glass - 1.3%

Crown Holdings, Inc.†	85,919	2,162,581

Cosmetics & Toiletries - 1.5%

The Estee Lauder Cos., Inc., Class A	55,495	2,598,831

Dialysis Centers - 0.7%

Fresenius Medical Care AG & Co. KGaA	21,808	1,159,530

Distribution/Wholesale - 1.7%

Fastenal Co.	37,328	1,384,122
LKQ Corp.†	87,920	1,532,446

		2,916,568

Diversified Manufacturing Operations - 1.4%

Cooper Industries PLC, Class A	55,788	2,381,590

Electronic Components-Semiconductors - 5.3%

Altera Corp.	81,746	1,719,118
Avago Technologies, Ltd.†	155,273	2,462,630
Broadcom Corp., Class A†	53,768	1,570,026
ON Semiconductor Corp.†	202,729	1,573,177
Xilinx, Inc.	75,407	1,707,214

		9,032,165

Electronic Connectors - 1.2%

Amphenol Corp., Class A	47,468	1,955,682

Electronic Forms - 1.6%

Adobe Systems, Inc.†	74,630	2,618,020

Engineering/R&D Services - 0.8%

The Shaw Group, Inc.†	48,599	1,386,529

Finance-Investment Banker/Broker - 1.3%

TD Ameritrade Holding Corp.†	109,382	2,148,262

Hotel/Motels - 1.0%

Starwood Hotels & Resorts Worldwide, Inc.	55,095	1,764,142

Human Resources - 0.8%

Robert Half International, Inc.	62,369	1,392,700

Independent Power Producers - 0.8%

NRG Energy, Inc.†	57,065	1,366,136

Instruments-Scientific - 1.0%

Thermo Fisher Scientific, Inc.†	35,822	1,691,873

Insurance-Life/Health - 1.6%

Aflac, Inc.	41,750	1,921,752
Lincoln National Corp.	36,638	839,377

		2,761,129

Insurance-Multi-line - 1.0%

Genworth Financial, Inc., Class A†	158,601	1,708,133

Internet Security - 1.2%

McAfee, Inc.†	51,539	1,966,213

Investment Management/Advisor Services - 1.2%

Affiliated Managers Group, Inc.†	32,280	2,104,979

Machinery-Electrical - 1.0%

Baldor Electric Co.	66,482	1,711,911

Machinery-Pumps - 0.5%

Flowserve Corp.	8,377	833,176

Medical Products - 1.1%

American Medical Systems Holdings, Inc.†	104,373	1,833,834

Medical-Biomedical/Gene - 2.0%

Talecris Biotherapeutics Holdings Corp.†	83,715	1,569,656
United Therapeutics Corp.†	39,895	1,818,813

		3,388,469

Medical-Drugs - 0.6%

Shire PLC	52,212	1,017,843

Medical-HMO - 1.1%

AMERIGROUP Corp.†	76,523	1,814,360

Metal-Copper - 1.5%

Freeport-McMoRan Copper & Gold, Inc.†	30,249	2,504,617

Non-Hazardous Waste Disposal - 1.0%

Republic Services, Inc.	61,923	1,746,229

Oil & Gas Drilling - 2.5%

Atlas Energy, Inc.	62,224	1,599,157
Noble Corp.	42,624	1,760,797
Patterson-UTI Energy, Inc.	55,014	846,666

		4,206,620

Oil Companies-Exploration & Production - 4.5%

Continental Resources, Inc.†	79,351	2,987,565
EXCO Resources, Inc.	112,746	1,907,662
SandRidge Energy, Inc.†	174,555	1,637,326
Southwestern Energy Co.†	26,136	1,148,939

		7,681,492

Oil-Field Services - 1.5%

Key Energy Services, Inc.†	222,684	1,696,852
Petroleum Geo-Services ASA†	87,270	907,253

		2,604,105

Pharmacy Services - 1.9%

Express Scripts, Inc.†	28,491	2,444,528
Omnicare, Inc.	34,174	792,153

		3,236,681

Physical Therapy/Rehabilitation Centers - 0.8%

Psychiatric Solutions, Inc.†	57,734	1,279,385

Private Corrections - 1.4%

Corrections Corp. of America†	93,695	2,341,438

Real Estate Management/Services - 1.3%

Jones Lang LaSalle, Inc.	43,152	2,195,142

Research & Development - 0.6%

Pharmaceutical Product Development, Inc.	46,097	988,320

Respiratory Products - 0.5%

ResMed, Inc.†	17,200	864,644

Retail-Apparel/Shoe - 2.9%

Aeropostale, Inc.†	23,117	728,185
American Eagle Outfitters, Inc.	138,718	2,133,483
Nordstrom, Inc.	61,744	2,065,337

		4,927,005

Retail-Auto Parts - 0.4%

O’Reilly Automotive, Inc.†	18,691	724,837

Retail-Automobile - 0.9%

Copart, Inc.†	45,969	1,490,315

Retail-Perfume & Cosmetics - 0.9%

Ulta Salon Cosmetics & Fragrance, Inc.†	91,075	1,496,362

Retail-Regional Department Stores - 0.7%

Macy’s, Inc.	66,905	1,091,221

Rubber-Tires - 0.9%

The Goodyear Tire & Rubber Co.†	115,673	1,585,877

Schools - 2.8%

Capella Education Co.†	36,353	2,591,242
ITT Educational Services, Inc.†	23,441	2,132,662

		4,723,904

Semiconductor Components-Integrated Circuits - 1.0%

Marvell Technology Group, Ltd.†	113,559	1,751,080

Semiconductor Equipment - 2.0%

ASML Holding NV	59,597	1,830,923
KLA-Tencor Corp.	51,600	1,611,984

		3,442,907

Steel-Producers - 0.9%

Steel Dynamics, Inc.	93,662	1,584,761

Tools-Hand Held - 1.2%

The Stanley Works	41,896	2,034,889

Transactional Software - 1.2%

Solera Holdings, Inc.	57,301	2,003,243

Transport-Marine - 0.5%

Diana Shipping, Inc.†	58,306	906,658

Transport-Services - 0.8%

UTi Worldwide, Inc.	109,194	1,427,166

Transport-Truck - 3.4%

Con-way, Inc.	38,652	1,171,156
J.B. Hunt Transport Services, Inc.	53,869	1,716,266
Knight Transportation, Inc.	82,036	1,395,432
Landstar System, Inc.	41,309	1,541,652

		5,824,506

Veterinary Diagnostics - 0.8%

VCA Antech, Inc.†	57,008	1,292,371

Wireless Equipment - 1.3%

Crown Castle International Corp.†	59,225	2,172,965

Total Long-Term Investment Securities (cost $142,664,685)		163,200,604

REPURCHASE AGREEMENT - 3.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $6,293,005 and collateralized by $6,490,000 of United States Treasury Bills, bearing interest at 0.40% due 01/14/10 and having approximate value of $6,486,755 (cost $6,293,000)	$6,293,000	6,293,000

TOTAL INVESTMENTS (cost $148,957,685)(1)	100.0%	169,493,604
Liabilities in excess of other assets	0.0	(61,164)

NET ASSETS	100.0%	$169,432,440

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:

Common Stock:
Electronic Components - Semiconductors	$9,032,165	$—	$—	$9,032,165
Other Industries*	154,168,439	—	—	154,168,439
Repurchase Agreement	—	6,293,000	—	6,293,000

Total	$163,200,604	$6,293,000	$—	$169,493,604

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2009 (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.9%
Aerospace/Defense - 0.3%

Teledyne Technologies, Inc.†	47,200	$1,582,144

Aerospace/Defense-Equipment - 0.5%

Goodrich Corp.	38,268	2,270,823

Agricultural Chemicals - 0.8%

Agrium, Inc.	70,700	3,949,302

Agricultural Operations - 0.5%

Bunge, Ltd.	44,200	2,735,980

Airlines - 1.2%

Delta Air Lines, Inc.†	715,375	5,858,921

Apparel Manufacturers - 0.8%

VF Corp.	52,400	3,810,528

Auto/Truck Parts & Equipment-Original - 1.3%

Magna International, Inc., Class A	32,555	1,575,011
TRW Automotive Holdings Corp.†	146,100	3,179,136
WABCO Holdings, Inc.	83,366	1,969,939

		6,724,086

Banks-Commercial - 1.1%

BOK Financial Corp.	32,487	1,509,996
Popular, Inc.	715,709	1,696,230
Regions Financial Corp.	393,258	2,304,492

		5,510,718

Banks-Super Regional - 2.6%

Comerica, Inc.	191,698	5,457,642
Fifth Third Bancorp	273,043	2,752,274
Huntington Bancshares, Inc.	452,831	1,729,814
KeyCorp	224,600	1,316,156
SunTrust Banks, Inc.	79,200	1,871,496

		13,127,382

Beverages-Non-alcoholic - 0.4%

Dr Pepper Snapple Group, Inc.†	73,070	1,913,703

Building & Construction-Misc. - 0.6%

Multiplan Empreendimentos Imobiliarios SA	161,100	3,119,219

Building-Residential/Commercial - 2.2%

MDC Holdings, Inc.	185,000	5,492,650
Toll Brothers, Inc.†	287,909	5,611,346

		11,103,996

Cable/Satellite TV - 0.5%

Cablevision Systems Corp., Class A	103,767	2,596,250

Chemicals-Diversified - 1.5%

Celanese Corp., Class A	78,104	2,324,375
FMC Corp.	94,800	5,307,852

		7,632,227

Chemicals-Specialty - 0.5%

Cytec Industries, Inc.	76,200	2,589,276

Coal - 1.2%

Alpha Natural Resources, Inc.†	69,537	2,572,869
CONSOL Energy, Inc.	73,000	3,352,160

		5,925,029

Commercial Services - 1.2%

PHH Corp.†	444,300	6,140,226

Commercial Services-Finance - 0.3%

The Western Union Co.	94,100	1,736,145

Computer Graphics - 0.6%

Compagnie Generale de Geophysique-Veritas ADR†	138,900	2,854,395

Computer Services - 0.6%

Computer Sciences Corp.†	55,507	3,070,092

Computers-Integrated Systems - 0.4%

Teradata Corp.†	71,469	2,094,042

Computers-Memory Devices - 0.5%

NetApp, Inc.†	82,400	2,539,568

Consumer Products-Misc. - 0.6%

Jarden Corp.	103,630	2,844,644

Containers-Metal/Glass - 2.3%

Greif, Inc., Class A	65,300	3,647,658
Owens-Illinois, Inc.†	144,200	4,509,134
Rexam PLC	716,899	3,271,573

		11,428,365

Containers-Paper/Plastic - 0.9%

Packaging Corp. of America	75,707	1,508,084
Sonoco Products Co.	97,623	2,751,016

		4,259,100

Cosmetics & Toiletries - 0.4%

Alberto-Culver Co.	75,358	2,121,328

Distribution/Wholesale - 0.4%

WW Grainger, Inc.	22,283	2,177,049

Diversified Manufacturing Operations - 4.0%

Barnes Group, Inc.	198,000	3,070,980
Dover Corp.	63,200	2,583,616
Eaton Corp.	46,201	2,952,244
Ingersoll-Rand PLC	96,027	3,396,475
Pentair, Inc.	169,900	5,113,990
Textron, Inc.	148,500	2,977,425

		20,094,730

Diversified Operations - 0.4%

First Pacific Co.	3,288,000	1,909,149

E-Commerce/Services - 0.4%

Expedia, Inc.†	79,210	2,018,271

Electric Products-Misc. - 0.7%

AMETEK, Inc.	98,600	3,604,816

Electric-Integrated - 6.1%

Allegheny Energy, Inc.	74,000	1,626,520
CMS Energy Corp.	250,452	3,566,436
Edison International	102,084	3,475,960
Entergy Corp.	32,438	2,551,249
Northeast Utilities	192,400	4,638,764
NV Energy, Inc.	453,700	5,281,068
Wisconsin Energy Corp.	151,827	6,847,398
Xcel Energy, Inc.	120,915	2,456,993

		30,444,388

Electronic Components-Misc. - 1.6%

Flextronics International, Ltd.†	579,062	4,093,968
Kingboard Laminates Holdings, Ltd.	6,532,500	3,911,046

		8,005,014

Electronic Components-Semiconductors - 0.4%

Altera Corp.	103,369	2,173,850

Electronic Connectors - 1.0%

Amphenol Corp., Class A	51,049	2,103,219

Thomas & Betts Corp.†	75,900	2,770,350

		4,873,569

Electronic Parts Distribution - 2.1%

Arrow Electronics, Inc.†	298,492	7,844,370
Avnet, Inc.†	94,787	2,582,946

		10,427,316

Engineering/R&D Services - 0.6%

URS Corp.†	68,475	2,845,136

Enterprise Software/Service - 0.5%

BMC Software, Inc.†	71,062	2,752,231

Finance-Credit Card - 0.7%

Discover Financial Services	216,347	3,344,725

Finance-Investment Banker/Broker - 1.2%

TD Ameritrade Holding Corp.†	315,036	6,187,307

Finance-Other Services - 0.2%

Solar Cayman Ltd.†*(1)(2)(3)(4)	120,200	1,089,012

Food-Confectionery - 0.5%

The J.M. Smucker Co.	39,328	2,323,498

Food-Meat Products - 0.9%

BRF – Brasil Foods SA†	116,300	2,716,869
BRF – Brasil Foods SA ADR†	13,800	669,300
Marfrig Frigorificos e Comercio de Alimentos SA†	102,100	1,192,281

		4,578,450

Food-Misc. - 0.7%

ConAgra Foods, Inc.	167,880	3,725,257

Food-Retail - 0.4%

The Kroger Co.	92,362	2,100,312

Gas-Distribution - 1.6%

Sempra Energy	82,075	4,361,465
UGI Corp.	155,816	3,658,560

		8,020,025

Home Decoration Products - 0.4%

Newell Rubbermaid, Inc.	134,078	1,945,472

Hotel/Motels - 0.5%

Starwood Hotels & Resorts Worldwide, Inc.	78,868	2,525,353

Human Resources - 0.2%

Manpower, Inc.	25,013	1,232,140

Industrial Gases - 0.7%

Air Products & Chemicals, Inc.	44,369	3,679,521

Insurance Brokers - 0.5%

AON Corp.	61,260	2,372,600

Insurance-Life/Health - 2.8%

Lincoln National Corp.	127,949	2,931,312
Principal Financial Group, Inc.	107,400	2,726,886
Unum Group	441,580	8,407,683

		14,065,881

Insurance-Property/Casualty - 0.6%

Fidelity National Financial, Inc., Class A	94,800	1,316,772
First American Corp.	47,900	1,519,388

		2,836,160

Insurance-Reinsurance - 4.6%

Everest Re Group, Ltd.	82,344	7,008,298
PartnerRe, Ltd.	66,005	5,085,025
Platinum Underwriters Holdings, Ltd.	117,655	4,152,045
Reinsurance Group of America, Inc.	143,059	6,652,244

		22,897,612

Internet Security - 0.7%

McAfee, Inc.†	91,100	3,475,465

Investment Management/Advisor Services - 3.9%

Affiliated Managers Group, Inc.†	47,776	3,115,473
Ameriprise Financial, Inc.	258,275	9,845,443
Invesco, Ltd.	302,433	6,729,134

		19,690,050

Leisure Products - 0.4%

WMS Industries, Inc.†	45,335	1,762,625

Machine Tools & Related Products - 0.6%

Kennametal, Inc.	124,800	2,808,000

Machinery-Construction & Mining - 0.5%

Terex Corp.†	141,900	2,671,977

Medical Labs & Testing Services - 0.7%

Laboratory Corp. of America Holdings†	19,500	1,422,720
Quest Diagnostics, Inc.	37,695	2,184,048

		3,606,768

Medical-Drugs - 1.2%

Endo Pharmaceuticals Holdings, Inc.†	104,112	2,293,587
King Pharmaceuticals, Inc.†	308,500	3,649,555

		5,943,142

Medical-Generic Drugs - 1.3%

Impax Laboratories, Inc.†	549,815	6,267,891

Medical-HMO - 1.5%

CIGNA Corp.	240,407	7,712,257

Medical-Hospitals - 0.4%

Universal Health Services, Inc., Class B	36,682	2,050,157

Medical-Wholesale Drug Distribution - 1.5%

AmerisourceBergen Corp.	300,470	7,418,604

Metal-Iron - 1.2%

Cliffs Natural Resources, Inc.	140,240	6,178,974

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	57,644	1,625,561

Oil & Gas Drilling - 0.5%

Nabors Industries, Ltd.†	44,624	921,485
Noble Corp.	39,106	1,615,469

		2,536,954

Oil Companies-Exploration & Production - 4.2%

EOG Resources, Inc.	27,569	2,384,443
Newfield Exploration Co.†	213,291	9,017,943
Noble Energy, Inc.	97,030	6,331,208
Pioneer Natural Resources Co.	54,729	2,263,044
Whiting Petroleum Corp.†	21,081	1,312,292

		21,308,930

Oil-Field Services - 0.9%

SBM Offshore NV	102,185	1,928,691
Smith International, Inc.	67,500	1,834,650
Weatherford International, Ltd.†	43,600	728,120

		4,491,461

Paper & Related Products - 0.4%

International Paper Co.	80,024	2,036,611

Publishing-Newspapers - 0.3%

Gannett Co., Inc.	155,636	1,539,240

Real Estate Investment Trusts - 3.9%

Boston Properties, Inc.	26,771	1,793,122
Chimera Investment Corp.	1,643,416	6,622,966
Essex Property Trust, Inc.	26,586	2,120,234
Federal Realty Investment Trust	40,953	2,634,097
Liberty Property Trust	65,838	1,951,438
Ventas, Inc.	69,050	2,964,317
Vornado Realty Trust	20,381	1,334,140

		19,420,314

Real Estate Management/Services - 0.5%

BR Malls Participacoes SA†	167,800	2,294,047

Real Estate Operations & Development - 0.3%

Iguatemi Empresa de Shopping Centers SA	84,500	1,390,123

Retail-Apparel/Shoe - 2.0%

American Eagle Outfitters, Inc.	191,300	2,942,194
AnnTaylor Stores Corp.†	101,200	1,414,776
Ross Stores, Inc.	82,700	3,637,146
The Gap, Inc.	90,012	1,928,057

		9,922,173

Retail-Regional Department Stores - 0.6%

Macy’s, Inc.	190,789	3,111,769

Savings & Loans/Thrifts - 0.1%

Beneficial Mutual Bancorp, Inc.†	68,604	638,017

Semiconductor Components-Integrated Circuits - 1.2%

Analog Devices, Inc.	108,279	3,247,287
Linear Technology Corp.	99,700	2,688,909

		5,936,196

Semiconductor Equipment - 2.4%

KLA-Tencor Corp.	76,028	2,375,115
Teradyne, Inc.†	309,300	2,740,398
Varian Semiconductor Equipment Associates, Inc.†	236,450	6,887,788

		12,003,301

Telecom Equipment-Fiber Optics - 0.4%

JDS Uniphase Corp.†	239,000	1,766,210

Telecom Services - 1.8%

Virgin Media, Inc.	548,200	9,023,372

Telecommunication Equipment - 0.4%

Tellabs, Inc.†	357,200	2,003,892

Telephone-Integrated - 0.4%

Windstream Corp.	210,982	2,092,941

Television - 0.4%

CBS Corp., Class B	159,126	2,038,404

Therapeutics - 0.2%

Theravance, Inc.†	91,471	1,203,758

Tobacco - 0.5%

Lorillard, Inc.	33,535	2,612,712

Tools-Hand Held - 0.5%

The Stanley Works	54,397	2,642,062

Toys - 0.6%

Mattel, Inc.	155,600	3,027,976

Transport-Services - 0.5%

Ryder System, Inc.	56,012	2,270,727

Transport-Truck - 0.9%

J.B. Hunt Transport Services, Inc.	82,900	2,641,194
Werner Enterprises, Inc.	101,365	1,891,471

		4,532,665

Travel Services - 0.6%

Thomas Cook Group PLC	795,522	2,774,471

Water Treatment Systems - 0.7%

Nalco Holding Co.	138,700	3,392,602

Total Long-Term Investment Securities (cost $460,468,044)		491,008,732

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Time Deposits - 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09 (cost $6,088,000)	$6,088,000	6,088,000

REPURCHASE AGREEMENT - 0.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $3,752,003 and collateralized by $3,870,000 of United States Treasury Bills, bearing interest at 0.40% due 01/14/10 and having approximate value of $3,868,065 (cost $3,752,000)	3,752,000	3,752,000

TOTAL INVESTMENTS (cost $470,308,044)(5)	99.8%	500,848,732
Other assets less liabilities	0.2	824,533

NET ASSETS	100.0%	$501,673,265

†	Non-income producing security
*	Securities exempt from the registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2009, the aggregate value of these securities was $1,089,012, representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2009, the Mid Cap Value Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Solar Cayman Ltd. Common Stock	3/9/2007	120,200	$1,803,000	$1,089,012	$9.06	0.2%

(3)	Fair valued security. Securities are classified as level 3 disclosures based on the securities valuation inputs; (See Note 1).

(4)	Illiquid security. At November 30, 2009, the aggregate value of the securities was $1,089,012, representing 0.2% of net assets.
(5)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:

Common Stock:
Electric – Integrated	$30,444,388	$—	$—	$30,444,388
Other Industries*	459,475,332	—	1,089,012	460,564,344

Short-Term Investment Securities:

Time Deposit	—	6,088,000	—	6,088,000
Repurchase Agreement	—	3,752,000	—	3,752,000

Total	$489,919,720	$9,840,000	$1,089,012	$500,848,732

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

Common Stock
Balance as of 8/31/2009	$1,121,466
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	(32,454)
Net purchases(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 11/30/2009	$1,089,012

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.1%
Domestic Equity Investment Companies - 40.1%

VALIC Co. I Blue Chip Growth Fund	937,650	$8,166,927
VALIC Co. I Small Cap Special Values Fund	1,339,317	9,803,801
VALIC Co. I Stock Index Fund	470,126	10,817,610
VALIC Co. I Value Fund	887,220	7,576,860
VALIC Co. II Capital Appreciation Fund	816,165	6,749,681
VALIC Co. II Mid Cap Value Fund	749,152	9,956,235
VALIC Co. II Small Cap Growth Fund†	150,573	1,442,491
VALIC Co. II Small Cap Value Fund	819,188	8,273,800

Total Domestic Equity Investment Companies (cost $49,402,339)		62,787,405

Fixed Income Investment Companies - 40.2%

VALIC Co. II Core Bond Fund	2,247,058	23,324,466
VALIC Co. II High Yield Bond Fund	2,104,215	15,339,724
VALIC Co. II Strategic Bond Fund	2,230,725	24,270,283

Total Fixed Income Investment Companies (cost $55,213,632)		62,934,473

International Equity Investment Companies - 13.3%

VALIC Co. I Foreign Value Fund	1,126,143	9,876,273
VALIC Co. I Global Real Estate Fund	1,261,125	10,240,337
VALIC Co. I International Equities Fund	1,754,764	10,791,798

Total International Equity Investment Companies (cost $17,023,923)		20,668,071

Real Estate Investment Companies - 6.5%
Valic Co. I Global Real Estate Fund (cost $7,000,004)	1,261,125	10,240,337

Total Long-Term Investment Securities (cost $128,639,898)(2)	100.1%	156,630,286
Liabilities in excess of other assets	(0.1)	(103,848)

NET ASSETS	100.0%	$156,526,438

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports, is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Affiliated Registered Investment Companies:

Domestic Equity Investment Companies	$62,787,405	$—	$—	$62,787,405
Fixed Income Investment Companies	62,934,473	—	—	62,934,473
International Equity Investment Companies	20,668,071	—	—	20,668,071
Real Estate Investment Companies	10,240,337	—	—	10,240,337

Total	$156,630,286	$—	$—	$156,630,286

See Notes to Portfolio of Investments

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS - November 30, 2009 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 91.7%
Certificates of Deposit - 10.5%

Barclays Bank PLC 0.64% due 12/07/09(1)	$7,400,000	$7,400,000
Barclays Bank PLC 0.82% due 01/08/10	1,800,000	1,801,101
Calyon 0.39% due 12/15/09(1)	600,000	599,799
Calyon 0.39% due 01/04/10(1)	2,000,000	1,999,879
Calyon 1.33% due 01/19/10(1)	4,000,000	4,000,209
Deutsche Bank AG 0.65% due 10/05/10	3,900,000	3,900,000
Royal Bank Of Canada 0.29% due 03/22/10(1)	4,250,000	4,250,000

Total Certificates of Deposit (amortized cost $23,950,988)		23,950,988

Commercial Paper - 1.5%

Deutsche Bank Financial LLC 0.10% due 12/01/09 (amortized cost $3,500,000)	3,500,000	3,500,000

U.S. Corporate Bonds & Notes - 18.1%

Bank of America Corp. Senior Notes 0.39% due 02/22/10(1)	7,500,000	7,494,284
Bank of America NA Senior Notes 0.87% due 02/12/10(1)	3,500,000	3,508,850
Citigroup, Inc. Senior Notes 0.42% due 02/18/10(1)	250,000	248,879
Citigroup Funding, Inc. Company Guar. Notes 1.33% due 02/08/10(1)	10,050,000	10,037,977
General Electric Capital Corp. Senior Notes 0.31% due 01/04/10(1)	1,500,000	1,499,950
General Electric Capital Corp. Senior Notes 0.33% due 12/14/09(1)	1,930,000	1,930,375
General Electric Capital Corp. Senior Notes 0.35% due 01/20/10(1)	1,885,000	1,885,316
General Electric Capital Corp. Senior Notes 0.40% due 12/14/09(1)	3,250,000	3,250,000
General Electric Capital Corp. FDIC Guar. Notes 0.94% due 12/09/09(1)	3,500,000	3,530,180
JPMorgan Chase & Co. FDIC Guar. Notes 0.35% due 02/23/10(1)	1,000,000	1,000,000

Wachovia Bank NA Senior Notes 0.42% due 12/02/09(1)	3,500,000	3,497,900
Wachovia Corp. Senior Notes 0.51% due 12/01/09(1)	3,750,000	3,749,140

Total U.S. Corporate Bonds & Notes (amortized cost $41,632,851)		41,632,851

U.S. Government Agencies - 60.1%

Federal Farm Credit Bank
0.23% due 12/27/10(1)	4,000,000	3,999,552
0.66% due 03/26/10(1)	3,800,000	3,800,000
4.75% due 05/07/10	215,000	218,886
5.25% due 09/13/10	35,000	36,170

Federal Home Loan Bank
0.18% due 07/13/10(1)	9,500,000	9,498,718
0.22% due 06/21/10(1)	8,000,000	8,000,000
0.23% due 10/08/10(1)	5,000,000	5,000,210
0.35% due 04/13/10(1)	3,800,000	3,800,000
0.50% due 10/19/10	7,600,000	7,598,940
0.90% due 04/07/10	1,500,000	1,499,737
1.00% due 02/12/10	8,000,000	7,983,778
1.02% due 02/26/10	6,500,000	6,498,695
1.05% due 02/23/10	3,800,000	3,799,111
1.05% due 03/05/10	3,800,000	3,799,395
4.13% due 08/13/10	195,000	199,455
5.00% due 09/01/10	40,000	41,218
7.63% due 05/14/10	35,000	36,105

Federal Home Loan Mtg. Corp.
0.08% due 03/17/10	3,600,000	3,599,152
0.14% due 02/04/10(1)	6,000,000	6,000,000
0.18% due 07/12/10(1)	3,000,000	2,999,968
0.21% due 04/26/10	3,800,000	3,796,764
0.22% due 04/26/10	3,800,000	3,796,610
0.24% due 12/22/09	4,000,000	3,999,440
0.24% due 04/26/10	3,800,000	3,796,301
0.28% due 12/14/09	4,000,000	3,999,596
0.33% due 04/07/11(1)	3,500,000	3,499,528
5.13% due 08/23/10	155,000	159,778

Federal National Mtg. Assoc.
0.07% due 02/17/10	3,600,000	3,599,493
0.17% due 07/13/10(1)	11,500,000	11,499,754
0.22% due 02/12/10(1)	7,885,000	7,885,126
0.23% due 08/05/10(1)	3,800,000	3,799,695
0.31% due 01/11/10	4,000,000	3,998,588
0.33% due 02/01/10	4,000,000	3,997,727
3.63% due 05/28/10	45,000	45,655
4.25% due 08/15/10	326,000	333,786
4.38% due 06/21/10	300,000	306,126

4.50% due 06/01/10	712,000	725,754

Total U.S. Government Agencies (amortized cost $137,648,811)		137,648,811

U.S. Government Treasuries - 1.5%

United States Treasury Notes 3.25% due 12/31/09 (amortized cost $3,509,095)	3,500,000	3,509,095

Total Short-Term Investment Securities - 91.7% (amortized cost $210,241,745)		210,241,745

REPURCHASE AGREEMENT - 8.7%

UBS Securities LLC Joint Repurchase Agreement(2) (amortized cost $19,907,000)	19,907,000	19,907,000

TOTAL INVESTMENTS - (amortized cost $230,148,745)(3)	100.4%	230,148,745
Liabilities in excess of other assets	(0.4)	(954,916)

NET ASSETS	100.0%	$229,193,829

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2009.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FDIC - Federal Deposit Insurance Corp.

Allocation of investments as a percentage of net assets by industry category as of November 30, 2009:

U.S. Government Agencies	60.1%
Foreign Bank	10.0
Repurchase Agreement	8.7
Super-Regional Banks - U.S.	8.0
Finance	5.3
Diversified Financial Services	4.5
Commercial Banks - Canadian	1.9
U.S. Government Securities	1.5
Money Center Banks	0.4

100.4%

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Short-Term Investment Securities:

Certificates of Deposit	$—	$23,950,988	$—	$23,950,988
Commercial Paper	—	3,500,000	—	3,500,000
U.S. Corporate Bonds & Notes	—	41,632,851	—	41,632,851
U.S. Government Agencies	—	137,648,811	—	137,648,811
U.S. Government Treasuries	—	3,509,095	—	3,509,095
Repurchase Agreement	—	19,907,000	—	19,907,000

Total	$—	$230,148,745	$—	$230,148,745

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.3%
Advanced Materials - 0.7%

STR Holdings, Inc.†	22,500	$299,250

Aerospace/Defense-Equipment - 1.2%

HEICO Corp.	14,180	531,041

Apparel Manufacturers - 1.8%

G-III Apparel Group, Ltd.†	30,800	522,676
Under Armour, Inc., Class A†	11,500	294,400

		817,076

Applications Software - 3.4%

NetSuite, Inc.†	39,850	556,306
Nuance Communications, Inc.†	62,290	946,185

		1,502,491

Batteries/Battery Systems - 0.7%

EnerSys†	14,300	325,468

Building & Construction Products-Misc. - 1.2%

Simpson Manufacturing Co., Inc.	8,570	213,050
Trex Co., Inc.†	17,500	313,775

		526,825

Building Products-Air & Heating - 1.1%

Lennox International, Inc.	13,650	506,688

Building Products-Cement - 0.7%

Eagle Materials, Inc.	11,100	299,256

Building-Heavy Construction - 0.4%

Orion Marine Group, Inc.†	9,200	170,108

Chemicals-Diversified - 0.5%

Innospec, Inc.	25,490	226,606

Commercial Services-Finance - 0.6%

Morningstar, Inc.†	6,090	282,332

Communications Software - 0.9%

SolarWinds, Inc.†	21,820	404,761

Computer Aided Design - 0.8%

ANSYS, Inc.†	9,310	362,531

Computer Data Security - 0.3%

Fortinet, Inc.†	7,500	127,425

Computer Services - 1.0%

Syntel, Inc.	11,710	442,989

Computers-Integrated Systems - 1.6%

NCI, Inc.†	11,630	292,611
Riverbed Technology, Inc.†	21,100	429,596

		722,207

Computers-Periphery Equipment - 1.2%

Compellent Technologies, Inc.†	25,300	525,481

Decision Support Software - 1.0%

MSCI, Inc., Class A†	15,350	467,715

Diagnostic Kits - 0.4%

Meridian Bioscience, Inc.	7,920	164,023

Diversified Manufacturing Operations - 0.9%

Carlisle Cos., Inc.	12,840	412,292

Drug Delivery Systems - 0.7%

Nektar Therapeutics†	34,300	298,753

E-Marketing/Info - 0.7%

Digital River, Inc.†	12,090	305,031

Educational Software - 1.4%

Blackboard, Inc.†	15,340	640,138

Electronic Components-Semiconductors - 2.6%

Cavium Networks, Inc.†	22,600	455,842
Microsemi Corp.†	22,790	347,092
Monolithic Power Systems, Inc.†	17,600	378,400

		1,181,334

Enterprise Software/Service - 5.0%

Concur Technologies, Inc.†	8,100	300,186
MedAssets, Inc.†	30,150	703,701
Omnicell, Inc.†	55,160	562,632
Taleo Corp., Class A†	32,940	680,540

		2,247,059

Entertainment Software - 0.9%

Take-Two Interactive Software, Inc.†	35,700	401,625

Finance-Investment Banker/Broker - 0.7%

Broadpoint Gleacher Securities, Inc.†	55,900	302,978

Footwear & Related Apparel - 0.7%

Iconix Brand Group, Inc.†	27,210	306,385

Home Furnishings - 0.6%

Tempur-Pedic International, Inc.†	12,900	277,995

Insurance-Property/Casualty - 1.6%

ProAssurance Corp.†	6,900	367,425
Tower Group, Inc.	13,492	332,983

		700,408

Internet Application Software - 1.8%

Art Technology Group, Inc.†	129,700	523,988
DealerTrack Holdings, Inc.†	17,340	295,820

		819,808

Internet Content-Information/News - 0.8%

Archipelago Learning, Inc.†	20,300	375,550

Internet Infrastructure Software - 0.7%

F5 Networks, Inc.†	6,970	327,799

Internet Security - 0.9%

Sourcefire, Inc.†	20,020	392,993

Investment Companies - 0.5%

PennantPark Investment Corp.	28,300	239,984

Investment Management/Advisor Services - 1.1%

Affiliated Managers Group, Inc.†	4,530	295,401
Calamos Asset Management, Inc., Class A	18,170	190,967

		486,368

Machinery-Electrical - 0.8%

Baldor Electric Co.	13,760	354,320

Machinery-General Industrial - 1.2%

Wabtec Corp.	14,400	554,400

Machinery-Pumps - 1.0%

Graco, Inc.	15,800	445,086

Medical Imaging Systems - 0.9%

Vital Images, Inc.†	31,770	401,573

Medical Information Systems - 0.5%

athenahealth, Inc.†	5,180	217,042

Medical Instruments - 2.4%

Bruker Corp.†	55,950	633,913

Thoratec Corp.†	15,420	459,362

		1,093,275

Medical Labs & Testing Services - 2.3%

Genoptix, Inc.†	17,780	644,525
ICON PLC ADR†	16,130	366,151

		1,010,676

Medical-Biomedical/Gene - 4.4%

Alexion Pharmaceuticals, Inc.†	4,590	208,156
ARIAD Pharmaceuticals, Inc.†	69,100	156,166
Enzo Biochem, Inc.†	74,910	388,034
Exelixis, Inc.†	46,330	316,897
Halozyme Therapeutics, Inc.†	56,130	306,470
Human Genome Sciences, Inc.†	12,200	339,404
Incyte Corp.†	29,400	244,902

		1,960,029

Medical-Drugs - 2.5%

Cumberland Pharmaceuticals, Inc.†	30,100	431,935
Medivation, Inc.†	9,690	297,483
Myriad Pharmaceuticals, Inc.†	27,965	140,105
Sucampo Pharmaceuticals, Inc. Class A†	36,120	119,557
ViroPharma, Inc.†	16,700	126,252

		1,115,332

Medical-HMO - 2.4%

Health Net, Inc.†	27,100	575,062
Healthspring, Inc.†	30,030	497,297

		1,072,359

Metal Processors & Fabrication - 0.8%

Commercial Metals Co.	23,580	374,922

Networking Products - 1.2%

Switch & Data Facilities Co., Inc.†	28,880	533,125

Non-Hazardous Waste Disposal - 0.8%

Waste Connections, Inc.†	10,900	353,705

Oil Companies-Exploration & Production - 3.6%

Comstock Resources, Inc.†	12,050	447,416
Concho Resources, Inc.†	9,240	377,731
Forest Oil Corp.†	22,890	419,345
Swift Energy Co.†	16,300	349,961

		1,594,453

Oil-Field Services - 0.5%

Oceaneering International, Inc.†	4,360	238,187

Patient Monitoring Equipment - 2.5%

Insulet Corp.†	55,290	677,856
Masimo Corp.†	16,245	428,218

		1,106,074

Physical Therapy/Rehabilitation Centers - 1.2%

Psychiatric Solutions, Inc.†	24,030	532,505

Private Corrections - 1.0%

The Geo Group, Inc.†	22,220	441,734

Recreational Centers - 0.6%

Life Time Fitness, Inc.†	12,714	287,336

Resort/Theme Parks - 0.5%

Vail Resorts, Inc.†	6,200	240,498

Retail-Apparel/Shoe - 6.6%

DSW, Inc., Class A†	40,700	949,938
J Crew Group, Inc.†	15,630	668,808
Lululemon Athletica, Inc.†	12,100	316,657
Talbots, Inc.†	50,900	336,449
The Children’s Place Retail Stores, Inc.†	12,900	411,768
The Men’s Wearhouse, Inc.	12,400	252,960

		2,936,580

Retail-Building Products - 0.4%

Lumber Liquidators, Inc.	8,000	188,960

Retail-Home Furnishings - 0.7%

Kirkland’s, Inc.†	19,800	301,554

Retail-Office Supplies - 0.9%

OfficeMax, Inc.†	36,800	389,344

Retail-Perfume & Cosmetics - 1.2%

Ulta Salon Cosmetics & Fragrance, Inc.†	33,190	545,312

Retail-Restaurants - 2.1%

DineEquity, Inc.†	11,100	236,541
PF Chang’s China Bistro, Inc.†	11,700	381,654
The Cheesecake Factory, Inc.†	16,480	310,318

		928,513

Retirement/Aged Care - 1.4%

Emeritus Corp.†	39,130	611,993

Satellite Telecom - 0.7%

DigitalGlobe, Inc.†	14,480	333,185

Savings & Loans/Thrifts - 0.4%

WSFS Financial Corp.	7,440	198,425

Schools - 2.1%

American Public Education, Inc.†	6,870	220,046
K12, Inc.†	9,300	166,656
Lincoln Educational Services Corp.†	25,910	573,129

		959,831

Semiconductor Components-Integrated Circuits - 0.9%

Hittite Microwave Corp.†	11,040	416,429

Semiconductor Equipment - 1.5%

Varian Semiconductor Equipment Associates, Inc.†	12,870	374,903
Verigy, Ltd.†	26,400	274,560

		649,463

Telecom Services - 1.6%

Cbeyond, Inc.†	19,340	249,679
Neutral Tandem, Inc.†	19,400	447,558

		697,237

Theaters - 0.6%

National CineMedia, Inc.	19,190	280,366

Therapeutics - 1.3%

BioMarin Pharmaceutical, Inc.†	18,190	300,317
Onyx Pharmaceuticals, Inc.†	5,000	143,050
Theravance, Inc.†	11,610	152,788

		596,155

Transport-Truck - 2.2%

Landstar System, Inc.	12,960	483,667

Marten Transport, Ltd.†	12,100	204,006
Old Dominion Freight Line, Inc.†	11,270	298,430

		986,103

Wireless Equipment - 1.5%

Viasat, Inc.†	21,740	666,331

Total Long-Term Investment Securities (cost $42,924,713)		44,033,185

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Time Deposits - 1.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/09 (cost $852,000)	$852,000	852,000

TOTAL INVESTMENTS (cost $43,776,713)(1)	100.2%	44,885,185
Liabilities in excess of other assets	(0.2)	(82,116)

NET ASSETS	100.0%	$44,803,069

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:

Common Stock:
Enterprise Software/Service	$2,247,059	$—	$—	$2,247,059
Retail - Apparel/Shoe	2,936,580	—	—	2,936,580
Other Industries*	38,849,546	—	—	38,849,546

Short-Term Investment Securities:

Time Deposit	—	852,000	—	852,000

Total	$44,033,185	$852,000	$—	$44,885,185

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.2%
Advanced Materials - 0.1%

STR Holdings, Inc.†	37,200	$494,760

Advertising Services - 0.1%

Marchex, Inc., Class B	47,500	220,400

Aerospace/Defense - 0.3%

Cubic Corp.	30,700	1,068,974

Aerospace/Defense-Equipment - 0.5%

Orbital Sciences Corp.†	138,600	1,736,658

Agricultural Operations - 0.0%

Andersons, Inc.	4,000	104,520

Airlines - 0.9%

Hawaiian Holdings, Inc.†	41,600	260,000
Republic Airways Holdings, Inc.†	77,700	529,137
Skywest, Inc.	162,100	2,384,491

		3,173,628

Apparel Manufacturers - 0.6%

Jones Apparel Group, Inc.	106,000	1,796,700
Maidenform Brands, Inc.†	32,800	475,272

		2,271,972

Applications Software - 0.4%

Emdeon, Inc., Class A†	9,100	137,319
EPIQ Systems, Inc.†	91,600	1,186,220

		1,323,539

Audio/Video Products - 0.0%

Audiovox Corp., Class A†	19,300	142,241

Auto Repair Centers - 0.2%

Midas, Inc.†	79,261	577,813

Auto/Truck Parts & Equipment-Original - 1.0%

ArvinMeritor, Inc.†	144,300	1,170,273
Autoliv, Inc.	13,900	564,479
Modine Manufacturing Co.†	58,100	617,603
Superior Industries International, Inc.	76,600	1,096,912

		3,449,267

Auto/Truck Parts & Equipment-Replacement - 0.3%

ATC Technology Corp.†	41,900	922,638

Banks-Commercial - 10.5%

1st Source Corp.	41,330	586,886
1st United Bancorp, Inc.†	58,400	356,240
Alliance Financial Corp.	2,000	56,440
Bancfirst Corp.	33,500	1,257,925
Bancorp, Inc.†	34,400	199,864
Bank of Hawaii Corp.	69,500	3,176,150
Banner Corp.	38,200	106,578
Cardinal Financial Corp.	13,200	111,804
Cathay General Bancorp	64,100	500,621
Centerstate Banks of Florida, Inc.	24,500	202,125
Central Pacific Financial Corp.†	112,200	90,882
Century Bancorp, Inc. Class A	1,500	31,455
Chemical Financial Corp.	30,900	727,077
Citizens Republic Bancorp†	135,200	75,712
City Holding Co.	73,800	2,407,356
Community Bank System, Inc.	57,900	1,074,624
Community Trust Bancorp, Inc.	48,800	1,143,872
Cullen/Frost Bankers, Inc.	19,500	936,390
F.N.B. Corp.	198,400	1,291,584

Financial Institutions, Inc.	25,900	289,562
First BanCorp. Puerto Rico	75,200	116,560
First Busey Corp.	59,000	193,520
First Citizens BancShares, Inc., Class A	3,600	566,820
First Community Bancshares, Inc.	18,800	206,612
First Financial Bancorp	96,000	1,275,840
First Financial Bankshares, Inc.	9,000	466,020
First Merchants Corp.	9,700	58,103
First South Bancorp, Inc.	9,300	93,651
FirstMerit Corp.	169,717	3,555,571
Fulton Financial Corp.	1,099	9,473
Guaranty Bancorp†	37,400	38,148
Heartland Financial USA, Inc.	23,400	308,646
Hudson Valley Holding Corp.	7,100	185,736
Lakeland Bancorp, Inc.	45,262	275,193
Lakeland Financial Corp.	11,900	202,776
MB Financial, Inc.	16,600	309,590
Nara BanCorp., Inc.†	56,300	569,193
Northrim BanCorp, Inc.	12,900	207,303
Old National Bancorp	13,600	158,304
Old Second Bancorp, Inc.	9,200	51,520
Pacific Capital Bancorp	42,400	39,856
S&T Bancorp, Inc.	9,200	146,740
Santander Bancorp†	40,500	461,700
SCBT Financial Corp.	7,760	201,760
Sierra Bancorp	7,300	54,312
Simmons First National Corp., Class A	41,200	1,042,772
Southwest Bancorp, Inc.	44,700	299,490
Suffolk Bancorp	6,900	185,817
Sun Bancorp, Inc.†	44,363	159,263
Susquehanna Bancshares, Inc.	101,200	580,888
SVB Financial Group†	25,800	976,788
TCF Financial Corp.	171,600	2,254,824
The South Financial Group, Inc.	659,000	401,990
Tompkins Financial Corp.	15,080	601,692
Trustco Bank Corp. NY	65,500	403,480
UMB Financial Corp.	79,800	3,136,140
Umpqua Holdings Corp.	43,500	511,560
Union Bankshares Corp.	7,600	89,680
United Community Banks, Inc.†	69,000	267,030
Washington Trust Bancorp, Inc.	28,100	417,285
West Bancorp, Inc.	1,131	5,576
Westamerica Bancorporation	23,600	1,255,520
Whitney Holding Corp.	85,950	691,898

		37,657,787

Batteries/Battery Systems - 1.1%

A123 Systems, Inc.†	4,600	74,290
EnerSys†	171,700	3,907,892

		3,982,182

Building & Construction Products-Misc. - 0.9%

Builders FirstSource, Inc.†	36,000	137,160
Gibraltar Industries, Inc.†	135,800	2,034,284
Interline Brands, Inc.†	14,200	238,844
NCI Building Systems, Inc.†	26,600	49,476
Quanex Building Products Corp.	38,550	624,895
Trex Co., Inc.†	18,500	331,705

		3,416,364

Building & Construction-Misc. - 0.1%

Dycom Industries, Inc.†	32,400	252,396

Building Products-Air & Heating - 0.3%

Lennox International, Inc.	30,000	1,113,600

Building Products-Cement - 0.0%

US Concrete, Inc.†	69,200	49,132

Building Products-Light Fixtures - 0.2%

LSI Industries, Inc.	94,600	684,904

Building-Maintance & Services - 0.0%

Integrated Electrical Services, Inc.†	15,200	103,512

Building-Residential/Commercial - 0.0%

Amrep Corp.†	6,500	87,620

Chemicals-Diversified - 0.5%

Innophos Holdings, Inc.	45,300	1,122,081
Innospec, Inc.	68,600	609,854

		1,731,935

Chemicals-Plastics - 1.4%

A. Schulman, Inc.	14,300	233,376
PolyOne Corp.†	348,700	2,503,666
Spartech Corp.	203,000	2,206,610

		4,943,652

Chemicals-Specialty - 1.2%

H.B. Fuller Co.	130,700	2,661,052
ICO, Inc.	28,100	118,863
Minerals Technologies, Inc.	18,200	961,688
Zep, Inc.	29,050	513,604

		4,255,207

Circuit Boards - 0.4%

DDi Corp.†	8,000	30,880
Park Electrochemical Corp.	53,200	1,258,180

		1,289,060

Coal - 0.1%

Cloud Peak Energy, Inc.†	35,500	479,250
Westmoreland Coal Co.†	6,500	43,875

		523,125

Commerce - 0.0%

i2 Technologies, Inc.†	4,500	82,800

Commercial Services - 0.5%

ICT Group, Inc.†	9,500	151,715
PHH Corp.†	113,400	1,567,188

		1,718,903

Commercial Services-Finance - 1.3%

Advance America Cash Advance Centers, Inc.	36,900	230,994
Deluxe Corp.	138,400	1,785,360
Dollar Financial Corp.†	93,948	2,294,210
Global Cash Access Holdings, Inc.†	15,000	111,600
Jackson Hewitt Tax Service, Inc.†	52,700	218,178

		4,640,342

Computer Aided Design - 0.7%

Aspen Technology, Inc.†	272,900	2,606,195

Computer Data Security - 0.0%

Fortinet, Inc.†	8,500	144,415

Computer Services - 0.4%

CIBER, Inc.†	112,900	357,893
COMSYS IT Partners, Inc.†	20,100	167,433
Unisys Corp.†	31,010	995,111

		1,520,437

Computers-Integrated Systems - 0.2%

Agilysys, Inc.	73,922	609,857

Computers-Memory Devices - 0.2%

Imation Corp.†	35,400	310,458
Quantum Corp.†	1,400	3,416
Silicon Storage Technology, Inc.†	153,300	349,524

		663,398

Computers-Periphery Equipment - 0.6%

Electronics for Imaging, Inc.†	165,200	1,984,052

Consumer Products-Misc. - 3.0%

American Greetings Corp., Class A	176,200	3,647,340
Blyth, Inc.	45,800	1,489,874
Central Garden and Pet Co., Class A†	79,800	658,350
Helen of Troy, Ltd.†	82,200	1,689,210
Jarden Corp.	30,300	831,735
Prestige Brands Holdings, Inc.†	174,600	1,216,962
Tupperware Brands Corp.	27,700	1,289,435

		10,822,906

Containers-Metal/Glass - 0.3%

Silgan Holdings, Inc.	22,900	1,226,753

Containers-Paper/Plastic - 0.8%

Rock-Tenn Co., Class A	60,900	2,750,853

Data Processing/Management - 1.3%

Acxiom Corp.†	76,600	883,964
CSG Systems International, Inc.†	162,600	3,147,936
Fair Isaac Corp.	28,100	512,825

		4,544,725

Diagnostic Equipment - 0.1%

Affymetrix, Inc.†	90,700	429,918

Distribution/Wholesale - 1.6%

BlueLinx Holdings, Inc.†	40,400	107,060
Houston Wire & Cable Co.	4,800	53,328
Tech Data Corp.†	40,200	1,692,822
United Stationers, Inc.†	27,300	1,390,662
WESCO International, Inc.†	92,400	2,411,640

		5,655,512

Diversified Manufacturing Operations - 2.5%

Acuity Brands, Inc.	45,700	1,475,196
GP Strategies Corp.†	23,900	145,312
Koppers Holdings, Inc.	32,500	918,125
Leggett & Platt, Inc.	142,600	2,774,996
Standex International Corp.	49,000	894,250
Teleflex, Inc.	21,500	1,119,935
Tredegar Corp.	119,300	1,719,113

		9,046,927

E-Commerce/Services - 0.1%

Ancestry.com, Inc.†	17,600	231,440

E-Services/Consulting - 0.2%

Perficient, Inc.†	70,900	594,142

Electric-Integrated - 3.5%

Avista Corp.	175,700	3,656,317
Black Hills Corp.	34,000	801,380
El Paso Electric Co.†	151,200	2,993,760
NorthWestern Corp.	143,900	3,711,181
Unisource Energy Corp.	51,700	1,541,694

		12,704,332

Electronic Components-Misc. - 0.8%

Benchmark Electronics, Inc.†	54,200	977,226
CTS Corp.	42,700	395,829
Methode Electronics, Inc.	113,500	903,460
OSI Systems, Inc.†	12,900	263,547
Stoneridge, Inc.†	24,000	167,760
Technitrol, Inc.	60,200	304,612

		3,012,434

Electronic Components-Semiconductors - 0.4%

DSP Group, Inc.†	56,400	354,756
Lattice Semiconductor Corp.†	158,000	346,020
MIPS Technologies, Inc.†	52,100	195,896
Semtech Corp.†	27,600	442,152
Zoran Corp.†	6,800	62,152

		1,400,976

Energy-Alternate Sources - 0.0%

Headwaters, Inc.†	28,300	133,293

Engineering/R&D Services - 1.0%

EMCOR Group, Inc.†	155,800	3,708,040

Enterprise Software/Service - 0.7%

MedAssets, Inc.†	18,000	420,120
MicroStrategy, Inc., Class A†	18,800	1,646,316
Sybase, Inc.†	13,200	531,168

		2,597,604

Entertainment Software - 0.2%

Take-Two Interactive Software, Inc.†	63,100	709,875

Finance-Auto Loans - 0.4%

AmeriCredit Corp.†	54,100	998,145
Credit Acceptance Corp.†	9,926	343,340

		1,341,485

Finance-Consumer Loans - 1.2%

Ocwen Financial Corp.†	69,400	646,808
World Acceptance Corp.†	129,700	3,804,101

		4,450,909

Finance-Credit Card - 0.1%

CompuCredit Holdings Corp.	154,200	357,744

Finance-Investment Banker/Broker - 1.0%

Investment Technology Group, Inc.†	43,500	793,875
Oppenheimer Holdings, Inc.	28,400	894,316
Piper Jaffray Cos., Inc.†	43,900	1,903,065

		3,591,256

Finance-Leasing Companies - 0.3%

Financial Federal Corp.	36,200	981,020
Marlin Business Services Corp.†	10,200	71,910

		1,052,930

Financial Guarantee Insurance - 0.4%

Ambac Financial Group, Inc.†	86,300	66,451
Assured Guaranty, Ltd.	30,800	698,544
MGIC Investment Corp.†	97,900	391,600
PMI Group, Inc.†	88,900	163,576

		1,320,171

Food-Canned - 0.2%

Del Monte Foods Co.	85,900	901,091

Food-Misc. - 0.5%

B & G Foods, Inc.	71,900	615,464
Dole Food Co., Inc.†	80,300	922,647
M&F Worldwide Corp.†	11,400	376,770

		1,914,881

Food-Wholesale/Distribution - 0.4%

Nash Finch Co.	46,800	1,535,508

Footwear & Related Apparel - 0.3%

The Timberland Co., Class A†	34,100	569,470
Wolverine World Wide, Inc.	15,500	396,335

		965,805

Funeral Services & Related Items - 0.2%

Stewart Enterprises, Inc., Class A	168,800	789,984

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	26,000	196,820

Gas-Distribution - 2.3%

Chesapeake Utilities Corp.	850	26,639
National Fuel Gas Co.	4,200	196,686
New Jersey Resources Corp.	36,400	1,282,372
Nicor, Inc.	104,000	4,072,640
Piedmont Natural Gas, Inc.	21,700	514,290
Southwest Gas Corp.	76,500	2,005,065
UGI Corp.	5,800	136,184

		8,233,876

Home Furnishings - 0.5%

Furniture Brands International, Inc.†	72,600	303,468
La-Z-Boy, Inc.†	113,600	1,084,880
Tempur-Pedic International, Inc.†	26,200	564,610

		1,952,958

Hotel/Motels - 0.2%

Wyndham Worldwide Corp.	43,500	807,795

Human Resources - 1.0%

Cross Country Healthcare, Inc.†	36,668	312,045
Emergency Medical Services Corp., Class A†	9,700	468,025
Kforce, Inc.†	47,800	619,010
MPS Group, Inc.†	31,000	423,150
Spherion Corp.††	367,800	1,923,594

		3,745,824

Identification Systems - 0.0%

Checkpoint Systems, Inc.†	1,900	26,942

Industrial Automated/Robotic - 0.4%

Cognex Corp.	79,100	1,301,986

Instruments-Controls - 0.1%

Watts Water Technologies, Inc., Class A	10,500	321,825

Insurance Brokers - 0.1%

Crawford & Co., Class B†	68,600	263,424

Insurance-Life/Health - 2.0%

American Equity Investment Life Holding Co.	338,800	2,480,016
Conseco, Inc.†	209,200	1,002,068
Delphi Financial Group, Inc., Class A	110,750	2,420,995
FBL Financial Group, Inc., Class A	11,600	204,508
StanCorp Financial Group, Inc.	32,800	1,217,208

		7,324,795

Insurance-Multi-line - 0.6%

Horace Mann Educators Corp.	168,000	2,019,360

Insurance-Property/Casualty - 2.0%

Arch Capital Group, Ltd.†	17,200	1,201,248
First Mercury Financial Corp.	18,200	235,872
Harleysville Group, Inc.	85,800	2,700,126
Meadowbrook Insurance Group, Inc.	51,900	355,515
PMA Capital Corp., Class A†	41,600	264,992
ProAssurance Corp.†	29,400	1,565,550
Selective Insurance Group, Inc.	48,900	762,840

		7,086,143

Insurance-Reinsurance - 1.1%

Axis Capital Holdings, Ltd.	33,000	923,670
Platinum Underwriters Holdings, Ltd.	84,900	2,996,121

		3,919,791

Internet Application Software - 0.0%

S1 Corp.†	24,200	144,232

Internet Infrastructure Equipment - 0.3%

Avocent Corp.†	44,400	1,109,112

Internet Infrastructure Software - 0.3%

TIBCO Software, Inc.†	142,700	1,227,220

Investment Companies - 0.1%

Gladstone Capital Corp.	34,600	270,226
PennyMac Mortgage Investment Trust†	15,600	276,432

		546,658

Investment Management/Advisor Services - 0.6%

Affiliated Managers Group, Inc.†	20,000	1,304,200
Artio Global Investors, Inc.†	9,800	224,420
Janus Capital Group, Inc.	34,300	448,987
Pzena Investment Management, Inc., Class A†	19,700	140,461

		2,118,068

Lasers-System/Components - 0.8%

Coherent, Inc.†	99,700	2,534,374
Newport Corp.†	39,304	287,312

		2,821,686

Leisure Products - 0.1%

Brunswick Corp.	26,800	269,072

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	18,200	402,220

Machinery-Farming - 0.5%

AGCO Corp.†	54,500	1,651,895

Machinery-General Industrial - 0.9%

Applied Industrial Technologies, Inc.	79,900	1,657,925
Wabtec Corp.	40,800	1,570,800

		3,228,725

Machinery-Material Handling - 0.3%

Cascade Corp.	9,700	219,899
NACCO Industries, Inc., Class A	17,400	879,222

		1,099,121

Machinery-Print Trade - 0.0%

Duoyuan Printing, Inc.†	24,500	165,375

Machinery-Pumps - 0.0%

Tecumseh Products Co., Class A†	12,400	141,608

Medical Imaging Systems - 0.2%

Vital Images, Inc.†	57,100	721,744

Medical Information Systems - 0.0%

Medidata Solutions, Inc.†	8,600	145,770

Medical Products - 0.8%

Cantel Medical Corp.†	9,100	162,890
Invacare Corp.	77,300	1,924,770
TomoTherapy, Inc.†	204,100	698,022

		2,785,682

Medical-Biomedical/Gene - 0.6%

ARIAD Pharmaceuticals, Inc.†	81,800	184,868
Arqule, Inc.†	38,100	136,779
Halozyme Therapeutics, Inc.†	18,700	102,102
Harvard Bioscience, Inc.†	37,400	133,518
Incyte Corp.†	87,900	732,207
InterMune, Inc.†	7,200	77,328
Lexicon Pharmaceuticals, Inc.†	117,200	182,832
Novavax, Inc.†	71,900	215,700
Protalix BioTherapeutics, Inc.†	36,700	361,862
Seattle Genetics, Inc.†	21,100	195,808

		2,323,004

Medical-Drugs - 0.7%

Auxilium Pharmaceuticals, Inc.†	5,350	186,555
Bionovo, Inc.†	298,900	113,582
Cumberland Pharmaceuticals, Inc.†	25,000	358,750
Pharmasset, Inc.†	24,100	481,759
PharMerica Corp.†	25,400	382,270
Rigel Pharmaceuticals, Inc.†	78,100	591,217
Valeant Pharmaceuticals International†	5,600	183,064
XenoPort, Inc.†	7,000	115,290

		2,412,487

Medical-Generic Drugs - 0.3%

Perrigo Co.	28,700	1,152,018

Medical-HMO - 0.8%

Magellan Health Services, Inc.†	77,400	2,845,998

Medical-Outpatient/Home Medical - 0.4%

Gentiva Health Services, Inc.†	57,200	1,352,780

Metal Processors & Fabrication - 1.3%

Ampco-Pittsburgh Corp.	28,400	830,416
CIRCOR International, Inc.	9,600	231,744
Mueller Industries, Inc.	35,300	829,903
Worthington Industries, Inc.	236,700	2,771,757

		4,663,820

Metal-Diversified - 0.2%

Hecla Mining Co.†	83,000	548,630

Multilevel Direct Selling - 0.2%

Nu Skin Enterprises, Inc., Class A	27,000	723,060

Multimedia - 0.1%

Journal Communications, Inc., Class A	123,700	431,713

Networking Products - 0.5%

Black Box Corp.	54,800	1,544,812
LogMeIn, Inc.†	7,600	135,508

		1,680,320

Non-Ferrous Metals - 0.1%

Globe Specialty Metals, Inc.†	31,900	266,684

Office Furnishings-Original - 0.7%

HNI Corp.	60,000	1,516,200
Knoll, Inc.	27,800	270,216
Steelcase, Inc., Class A	128,700	702,702

		2,489,118

Office Supplies & Forms - 0.3%

ACCO Brands Corp.†	98,400	642,552
The Standard Register Co.	77,500	350,300

		992,852

Oil & Gas Drilling - 1.1%

Hercules Offshore, Inc.†	668,000	3,413,480
Pioneer Drilling Co.†	80,100	485,406

		3,898,886

Oil Companies-Exploration & Production - 1.8%

Brigham Exploration Co.†	6,400	66,816
Delta Petroleum Corp.†	14,700	13,377
Endeavour International Corp.†	187,100	177,745
Gulfport Energy Corp.†	94,200	895,842
Mariner Energy, Inc.†	36,991	462,757
PrimeEnergy Corp.†	600	20,580
Stone Energy Corp.†	84,300	1,594,113
Swift Energy Co.†	41,000	880,270
Vaalco Energy, Inc.	234,100	980,879
W&T Offshore, Inc.	140,500	1,454,175

		6,546,554

Oil Field Machinery & Equipment - 0.1%

Complete Production Services, Inc.†	19,300	200,527

Oil-Field Services - 1.4%

Cal Dive International, Inc.†	101,500	736,890
Helix Energy Solutions Group, Inc.†	48,100	565,656
Key Energy Services, Inc.†	470,600	3,585,972

		4,888,518

Paper & Related Products - 0.9%

Boise, Inc.†	17,200	84,108
Buckeye Technologies, Inc.†	164,500	1,592,360
Domtar Corp.†	12,500	705,250
Neenah Paper, Inc.	57,900	806,547

		3,188,265

Patient Monitoring Equipment - 0.2%

Insulet Corp.†	49,000	600,740

Pharmacy Services - 0.5%

Omnicare, Inc.	75,300	$1,745,454

Physical Therapy/Rehabilitation Centers - 0.2%

RehabCare Group, Inc.†	19,500	549,315

Platinum - 0.1%

Stillwater Mining Co.†	53,000	504,560

Printing-Commercial - 0.2%

Valassis Communications, Inc.†	38,200	566,506

Publishing-Books - 0.2%

Scholastic Corp.	31,100	784,031

Radio - 0.2%

Cumulus Media, Inc., Class A†	109,400	246,150
Entercom Communications Corp., Class A†	54,700	338,046

		584,196

Real Estate Investment Trusts - 10.4%

Anworth Mortgage Asset Corp.	251,400	1,810,080
Apartment Investment & Management Co., Class A	99,803	1,348,338
Ashford Hospitality Trust, Inc.†	120,300	501,651
Brandywine Realty Trust	18,946	186,050
CBL & Associates Properties, Inc.	88,700	821,362
Colonial Properties Trust	20,783	224,664
DCT Industrial Trust, Inc.	372,100	1,767,475
Developers Diversified Realty Corp.	165,900	1,678,908
DiamondRock Hospitality Co.	157,300	1,264,692
Dupont Fabros Technology, Inc.	21,900	351,057
EastGroup Properties, Inc.	5,800	219,936
Education Realty Trust, Inc.	296,800	1,469,160
First Industrial Realty Trust, Inc.†	62,800	280,088
Home Properties, Inc.	45,000	2,021,850
Hospitality Properties Trust	79,500	1,543,095
Invesco Mortgage Capital, Inc.	2,900	61,480
LaSalle Hotel Properties	40,700	758,241
Lexington Realty Trust	361,802	1,758,358
LTC Properties, Inc.	102,100	2,624,991
MFA Mtg. Investments, Inc.	373,500	2,827,395
Mission West Properties, Inc.	94,100	640,821
Pennsylvania Real Estate Investment Trust	127,794	944,398
PS Business Parks, Inc.	67,200	3,194,688
Ramco-Gershenson Properties Trust	102,600	933,660
Saul Centers, Inc.	22,000	678,920
Senior Housing Properties Trust	107,900	2,241,083
Strategic Hotels & Resorts, Inc.†	44,100	74,970
Sunstone Hotel Investors, Inc.†	220,172	1,783,393
Taubman Centers, Inc.	51,100	1,755,796
U-Store-It Trust	45,600	296,856
Universal Health Realty Income Trust	43,500	1,334,580

		37,398,036

Recycling - 0.3%

Metalico, Inc.†	229,600	950,544

Rental Auto/Equipment - 0.2%

Electro Rent Corp.	17,800	180,314
Rent-A-Center, Inc.†	28,500	504,165

		684,479

Research & Development - 0.1%

Kendle International, Inc.†	33,900	507,483

Retail-Apparel/Shoe - 1.7%

AnnTaylor Stores Corp.†	107,600	1,504,248
Cache, Inc.†	65,900	270,190
Cato Corp., Class A	29,100	556,683
Charming Shoppes, Inc.†	172,900	833,378
Liz Claiborne, Inc.†	173,900	725,163
Pacific Sunwear of California, Inc.†	188,500	629,590
Rue21, Inc.†	10,700	264,397
Talbots, Inc.†	80,400	531,444
The Finish Line, Inc., Class A	85,500	756,675

		6,071,768

Retail-Automobile - 0.2%

Sonic Automotive, Inc.†	100,300	887,655

Retail-Bookstores - 0.4%

Barnes & Noble, Inc.	49,100	1,145,994
Borders Group, Inc.†	297,500	416,500

		1,562,494

Retail-Convenience Store - 0.1%

The Pantry, Inc.†	22,800	336,984

Retail-Discount - 0.2%

Big Lots, Inc.†	7,800	179,868
Fred’s, Inc.	47,400	463,098

		642,966

Retail-Hair Salons - 0.3%

Regis Corp.	59,300	928,638

Retail-Home Furnishings - 0.3%

Haverty Furniture Cos., Inc.	101,400	1,211,730

Retail-Jewelry - 0.1%

Signet Jewelers, Ltd.†	14,200	367,070

Retail-Leisure Products - 0.2%

MarineMax, Inc.†	109,700	767,900

Retail-Regional Department Stores - 0.4%

Dillard’s, Inc., Class A	88,100	1,496,819

Retail-Restaurants - 0.5%

O’Charley’s, Inc.†	115,400	740,868
PF Chang’s China Bistro, Inc.†	15,600	508,872
Ruby Tuesday, Inc.†	82,300	520,959
Ruth’s Hospitality Group, Inc.†	88,900	192,913

		1,963,612

Retail-Toy Stores - 0.1%

Build-A-Bear Workshop, Inc.†	66,600	315,684

Retirement/Aged Care - 0.1%

Brookdale Senior Living, Inc.†	24,800	386,384

Rubber/Plastic Products - 0.2%

Myers Industries, Inc.	71,700	592,959

Savings & Loans/Thrifts - 0.5%

Astoria Financial Corp.	80,200	832,476
First Financial Holdings, Inc.	10,600	141,934
First Niagara Financial Group, Inc.	17,100	225,549
OceanFirst Financial Corp.	23,300	236,029
Waterstone Financial, Inc.†	11,300	21,809

WSFS Financial Corp.	9,900	264,033

		1,721,830

Seismic Data Collection - 0.0%

T.G.C. Industries, Inc.†	28,500	114,570

Semiconductor Components-Integrated Circuits - 0.7%

Cirrus Logic, Inc.†	348,400	1,891,812
Emulex Corp.†	31,200	303,888
Integrated Device Technology, Inc.†	74,400	421,104

		2,616,804

Semiconductor Equipment - 0.6%

Brooks Automation, Inc.†	70,600	517,498
Novellus Systems, Inc.†	59,600	1,233,124
Photronics, Inc.†	30,500	123,220
Rudolph Technologies, Inc.†	20,000	130,000

		2,003,842

Steel Pipe & Tube - 0.2%

Mueller Water Products, Inc., Class A	149,900	755,496

Telecom Services - 0.3%

Consolidated Communications Holdings, Inc.	31,885	484,652
RCN Corp.†	61,700	528,769

		1,013,421

Telecommunication Equipment - 0.6%

Arris Group, Inc.†	99,100	990,009
CommScope, Inc.†	52,000	1,306,760

		2,296,769

Telephone-Integrated - 0.7%

CenturyTel, Inc.	35,400	1,259,886
Frontier Communications Corp.	140,356	1,108,812

		2,368,698

Television - 0.5%

Belo Corp., Class A	144,400	680,124
Sinclair Broadcast Group, Inc., Class A†	266,100	976,587

		1,656,711

Textile-Apparel - 0.2%

Perry Ellis International, Inc.†	43,175	603,587

Theaters - 0.0%

Carmike Cinemas, Inc.†	7,000	42,630

Therapeutics - 0.1%

Cypress Bioscience, Inc.†	20,600	109,180
Nabi Biopharmaceuticals†	28,700	141,778
Onyx Pharmaceuticals, Inc.†	10,200	291,822

		542,780

Toys - 0.3%

Hasbro, Inc.	20,100	595,965
Jakks Pacific, Inc.†	49,600	598,176

		1,194,141

Transport-Air Freight - 0.1%

Atlas Air Worldwide Holdings, Inc.†	15,300	448,290

Transport-Marine - 1.0%

Frontline, Ltd.	12,500	339,625
General Maritime Corp.	42,026	297,124

Horizon Lines, Inc. Class A	253,200	1,354,620
International Shipholding Corp.	29,500	979,695
Overseas Shipholding Group, Inc.	12,600	482,706

		3,453,770

Transport-Rail - 0.1%

RailAmerica, Inc.†	20,200	258,560

Transport-Services - 0.1%

Pacer International, Inc.†	134,200	381,128

Transport-Truck - 0.7%

Arkansas Best Corp.	29,100	716,442
Celadon Group, Inc.†	25,600	244,992
Heartland Express, Inc.	20,300	299,425
Saia, Inc.†	42,300	609,966
Werner Enterprises, Inc.	38,700	722,142

		2,592,967

Water - 0.2%

California Water Service Group	16,400	599,912

Web Hosting/Design - 0.2%

Web.Com Group, Inc.†	92,400	549,780

Web Portals/ISP - 0.1%

United Online, Inc.	67,700	460,360

Wire & Cable Products - 0.1%

Insteel Industries, Inc.	18,000	205,020

Wireless Equipment - 0.1%

InterDigital, Inc.†	8,300	197,457

Total Common Stock
(cost $377,294,903)		352,210,270

U.S. GOVERNMENT TREASURIES - 0.2%
United States Treasury Notes - 0.2%
1.25% due 11/30/10(1) (cost $656,325)	$650,000	656,195

Total Long-Term Investment Securities
(cost $377,951,228)		352,866,465

REPURCHASE AGREEMENT - 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of 6,225,005 and collateralized by $6,415,000 of United States Treasury Bills, bearing interest at 0.40% due 01/14/10 and having approximate value of $6,411,793 (cost $6,225,000)	6,225,000	6,225,000

TOTAL INVESTMENTS
(cost $384,176,228)(2)	100.1%	359,091,465
Liabilities in excess of other assets	(0.1)	(483,623)

NET ASSETS	100.0%	$358,607,842

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Market Value at Trade Date	Market Value as of November 30, 2009	Unrealized Appreciation (Depreciation)
149	Long	Russell 2000 Mini Index	December 2009	$8,877,255	$8,630,080	$(247,175)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:

Common Stock:
Banks - Commercial	$37,657,787	$—	$—	$37,657,787
Real Estate Investment Trust	37,398,036	—	—	37,398,036
Other Industries*	277,154,447	—	—	277,154,447
U.S. Government Treasuries	656,195	—	—	656,195
Repurchase Agreement	—	6,225,000	—	6,225,000
Other Financial Instruments+
Futures Contracts - Depreciation	(247,175)	—	—	(247,175)

Total	$352,619,290	$6,225,000	$—	$358,844,290

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - November 30, 2009 (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.7%
Advertising Agencies - 0.3%

Omnicom Group, Inc.	49,261	$1,808,864

Airlines - 0.2%

Southwest Airlines Co.	146,569	1,348,435

Applications Software - 3.3%

Microsoft Corp.	798,080	23,471,533

Athletic Footwear - 0.6%

NIKE, Inc., Class B	65,236	4,233,164

Auto-Heavy Duty Trucks - 0.4%

PACCAR, Inc.	80,235	2,975,114

Banks-Commercial - 0.1%

BB&T Corp.	37,588	935,941

Banks-Fiduciary - 1.1%

State Street Corp.	100,963	4,169,772
The Bank of New York Mellon Corp.	139,495	3,716,147

		7,885,919

Banks-Super Regional - 1.6%

Capital One Financial Corp.	41,248	1,582,273
PNC Financial Services Group, Inc.	57,910	3,301,449
US Bancorp	257,372	6,210,387

		11,094,109

Beverages-Non-alcoholic - 2.4%

The Coca-Cola Co.	295,971	16,929,541

Cable/Satellite TV - 0.5%

DIRECTV†	119,919	3,793,038

Chemicals-Specialty - 0.5%

Ecolab, Inc.	81,272	3,649,925

Coatings/Paint - 0.4%

The Sherwin-Williams Co.	48,224	2,933,948

Commercial Services - 0.1%

Quanta Services, Inc.†	50,528	947,400

Commercial Services-Finance - 0.3%

Mastercard, Inc., Class A	1,558	375,260
Visa, Inc., Class A	17,353	1,405,593

		1,780,853

Computers - 5.3%

Apple, Inc.†	94,685	18,928,478
Dell, Inc.†	224,716	3,172,990
Hewlett-Packard Co.	321,232	15,759,642

		37,861,110

Computers-Memory Devices - 0.8%

EMC Corp.†	319,332	5,374,358

Consumer Products-Misc. - 1.7%

Clorox Co.	35,941	2,166,164
Kimberly-Clark Corp.	145,680	9,610,510

		11,776,674

Containers-Metal/Glass - 0.5%

Ball Corp.	30,870	1,525,287
Crown Holdings, Inc.†	27,972	704,055
Owens-Illinois, Inc.†	41,775	1,306,304

		3,535,646

Cosmetics & Toiletries - 1.8%

Colgate-Palmolive Co.	129,138	10,872,128
The Estee Lauder Cos., Inc., Class A	33,361	1,562,296

		12,434,424

Distribution/Wholesale - 0.9%

Genuine Parts Co.	105,601	3,783,684
WW Grainger, Inc.	29,564	2,888,403

		6,672,087

Diversified Banking Institutions - 5.6%

Bank of America Corp.	870,959	13,804,700
Citigroup, Inc.	1,639,724	6,739,266
JPMorgan Chase & Co.	447,933	19,032,673

		39,576,639

Diversified Manufacturing Operations - 1.1%

Danaher Corp.	63,178	4,480,584
Harsco Corp.	45,238	1,403,735
Parker Hannifin Corp.	37,977	2,049,239

		7,933,558

E-Commerce/Products - 0.4%

Amazon.com, Inc.†	18,132	2,464,320

E-Commerce/Services - 0.1%

eBay, Inc.†	18,089	442,638

Electric Products-Misc. - 0.1%

Molex, Inc.	38,306	712,108

Electric-Generation - 0.4%

The AES Corp.†	232,528	2,962,407

Electric-Integrated - 0.7%

Allegheny Energy, Inc.	87,825	1,930,394
NSTAR	18,357	608,167
Pepco Holdings, Inc.	138,726	2,261,234

		4,799,795

Electronic Components-Semiconductors - 0.6%

Broadcom Corp., Class A†	78,045	2,278,914
Xilinx, Inc.	76,141	1,723,832

		4,002,746

Energy-Alternate Sources - 0.2%

First Solar, Inc.†	8,962	1,067,464

Engineering/R&D Services - 0.1%

Jacobs Engineering Group, Inc.†	20,179	706,063

Enterprise Software/Service - 1.9%

Oracle Corp.	620,409	13,698,631

Finance-Credit Card - 1.0%

American Express Co.	149,746	6,263,875
Discover Financial Services	57,174	883,910

		7,147,785

Finance-Investment Banker/Broker - 0.2%

The Charles Schwab Corp.	89,287	1,636,631

Finance-Other Services - 0.4%

CME Group, Inc.	5,016	1,646,402
NYSE Euronext	37,368	944,663

		2,591,065

Food-Confectionery - 0.2%

The Hershey Co.	38,718	1,369,456

Food-Misc. - 2.2%

General Mills, Inc.	51,631	3,510,908
Kellogg Co.	7,151	376,000

Kraft Foods, Inc., Class A	379,805	10,095,217
Sara Lee Corp.	126,365	1,534,071

		15,516,196

Food-Retail - 0.4%

Safeway, Inc.	119,919	2,698,177

Food-Wholesale/Distribution - 0.7%

Sysco Corp.	190,983	5,164,180

Gas-Distribution - 0.7%

CenterPoint Energy, Inc.	357,732	4,747,104

Independent Power Producers - 0.2%

Calpine Corp.†	67,300	748,376
Dynegy, Inc., Class A†	301,403	545,539

		1,293,915

Industrial Gases - 1.5%

Air Products & Chemicals, Inc.	29,542	2,449,918
Praxair, Inc.	98,017	8,040,335

		10,490,253

Insurance Brokers - 0.9%

AON Corp.	81,475	3,155,527
Marsh & McLennan Cos., Inc.	145,197	3,274,192

		6,429,719

Insurance-Life/Health - 1.0%

Aflac, Inc.	86,651	3,988,545
Principal Financial Group, Inc.	13,358	339,160
Prudential Financial, Inc.	52,395	2,611,891

		6,939,596

Insurance-Multi-line - 0.8%

Loews Corp.	20,558	728,164
MetLife, Inc.	102,708	3,511,587
The Allstate Corp.	61,702	1,752,954

		5,992,705

Insurance-Property/Casualty - 2.0%

Chubb Corp.	101,814	5,104,954
The Travelers Cos., Inc.	177,340	9,290,843

		14,395,797

Internet Security - 0.1%

Symantec Corp.†	41,900	743,725

Investment Management/Advisor Services - 0.3%

BlackRock, Inc.	6,077	1,379,965
Franklin Resources, Inc.	8,870	958,226

		2,338,191

Machinery-Construction & Mining - 1.0%

Caterpillar, Inc.	125,165	7,308,384

Machinery-Farming - 0.7%

Deere & Co.	94,647	5,064,561

Medical Instruments - 1.8%

Boston Scientific Corp.†	201,559	1,687,049
Medtronic, Inc.	263,886	11,199,322

		12,886,371

Medical Products - 0.6%

Stryker Corp.	79,121	3,987,698

Medical-Biomedical/Gene - 2.3%

Amgen, Inc.†	205,625	11,586,969
Gilead Sciences, Inc.†	104,382	4,806,791

		16,393,760

Medical-Drugs - 6.7%

Abbott Laboratories	247,988	13,512,866
Allergan, Inc.	14,829	862,010
Bristol-Myers Squibb Co.	441,380	11,171,328
Eli Lilly & Co.	231,908	8,517,981
Merck & Co., Inc.	372,302	13,481,055

		47,545,240

Medical-HMO - 1.6%

UnitedHealth Group, Inc.	241,578	6,926,041
WellPoint, Inc.†	84,316	4,555,594

		11,481,635

Medical-Wholesale Drug Distribution - 0.2%

Cardinal Health, Inc.	47,664	1,536,211

Metal Processors & Fabrication - 0.6%

Precision Castparts Corp.	39,502	4,095,567

Metal-Copper - 0.3%

Southern Copper Corp.	57,240	1,994,242

Multimedia - 3.4%

News Corp., Class A	285,509	3,271,933
The Walt Disney Co.	299,690	9,056,632
Time Warner, Inc.	273,098	8,389,571
Viacom, Inc., Class B†	110,847	3,285,505

		24,003,641

Networking Products - 2.3%

Cisco Systems, Inc.†	700,326	16,387,628

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	38,147	878,907

Oil Companies-Exploration & Production - 4.5%

Apache Corp.	100,829	9,606,987
Chesapeake Energy Corp.	180,984	4,329,137
Devon Energy Corp.	137,901	9,287,632
EOG Resources, Inc.	75,197	6,503,789
Noble Energy, Inc.	6,712	437,958
Southwestern Energy Co.†	43,476	1,911,205

		32,076,708

Oil Companies-Integrated - 1.1%

Hess Corp.	116,225	6,736,401
Murphy Oil Corp.	17,298	975,434

		7,711,835

Oil Field Machinery & Equipment - 0.3%

National Oilwell Varco, Inc.	41,665	1,792,428

Oil-Field Services - 2.2%

Halliburton Co.	108,964	3,199,183
Schlumberger, Ltd.	198,682	12,693,793

		15,892,976

Pharmacy Services - 0.4%

Medco Health Solutions, Inc.†	44,338	2,800,388

Pipelines - 2.3%

El Paso Corp.	252,031	2,409,416
Oneok, Inc.	60,796	2,433,056

Spectra Energy Corp.	315,585	6,125,505
The Williams Cos., Inc.	259,459	5,160,640

		16,128,617

Power Converter/Supply Equipment - 0.1%

Hubbell, Inc., Class B	19,757	897,165

Printing-Commercial - 0.1%

R.R. Donnelley & Sons Co.	46,242	951,660

Real Estate Investment Trusts - 0.9%

Annaly Capital Management, Inc.	220,498	4,059,368
Equity Residential	43,394	1,397,721
Simon Property Group, Inc.	8,100	588,546
Vornado Realty Trust	5,219	341,636

		6,387,271

Retail-Apparel/Shoe - 0.3%

The Gap, Inc.	98,225	2,103,979

Retail-Building Products - 0.5%

Lowe’s Cos., Inc.	165,375	3,606,829

Retail-Discount - 1.2%

Target Corp.	178,613	8,316,221

Retail-Drug Store - 1.7%

CVS Caremark Corp.	224,592	6,964,598
Walgreen Co.	135,357	5,264,034

		12,228,632

Retail-Office Supplies - 0.4%

Staples, Inc.	127,491	2,973,090

Retail-Regional Department Stores - 0.6%

Kohl’s Corp.†	64,473	3,426,095
Macy’s, Inc.	40,120	654,357

		4,080,452

Retail-Restaurants - 1.9%

McDonald’s Corp.	195,978	12,395,608
Starbucks Corp.†	39,305	860,780

		13,256,388

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	376,506	4,634,789

Telecom Equipment-Fiber Optics - 0.3%

Corning, Inc.	131,296	2,190,017

Telephone-Integrated - 2.0%

CenturyTel, Inc.	228,121	8,118,826
Qwest Communications International, Inc.	804,743	2,937,312
Sprint Nextel Corp.†	557,930	2,069,920
Windstream Corp.	67,256	667,180

		13,793,238

Toys - 0.0%

Mattel, Inc.	16,201	315,271

Transport-Rail - 1.4%

CSX Corp.	75,086	3,565,083
Norfolk Southern Corp.	126,584	6,506,418

		10,071,501

Transport-Services - 0.3%

C.H. Robinson Worldwide, Inc.	24,131	1,345,062
Expeditors International of Washington, Inc.	31,435	1,003,719

		2,348,781

Web Portals/ISP - 2.5%

Google, Inc., Class A†	29,981	17,478,923

Wireless Equipment - 1.8%

QUALCOMM, Inc.	282,184	12,698,280

Total Long-Term Investment Securities
(cost $630,160,669)		677,602,231

SHORT-TERM INVESTMENT SECURITIES - 3.7%
Commercial Paper - 3.3%

Erste Finance LLC 0.10% due 12/01/09	$23,000,000	23,000,000

U.S. Government Treasuries - 0.4%

United States Treasury Bills
0.08% due 02/18/10(1)	2,100,000	2,099,884
0.09% due 03/18/10(1)	900,000	899,821

		2,999,705

Total Short-Term Investment Securities
(cost $25,999,427)		25,999,705

REPURCHASE AGREEMENT - 0.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $3,178,003 and collateralized by $3,150,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $3,278,205 (cost $3,178,000)	3,178,000	3,178,000

TOTAL INVESTMENTS
(cost $659,338,096)(2)	99.8%	706,779,936
Other assets less liabilities	0.2	1,558,507

NET ASSETS	100.0%	$708,338,443

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Date	Market Value at Trade Date	Market Value as of November 30, 2009	Unrealized Appreciation (Depreciation)
545	Long	S&P 500 E-Mini Futures Index	December 2009	$28,614,420	$29,833,300	$1,218,880

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:

Common Stock:
Computers	$37,861,110	$—	$—	$37,861,110
Diversified Banking Institutions	39,576,639	—	—	39,576,639
Medical - Drugs	47,545,240	—	—	47,545,240
Other Industries*	552,619,242	—	—	552,619,242

Short-Term Investment Securities

Commercial Paper	—	23,000,000	—	23,000,000
U.S. Government Treasuries	2,999,705	—	—	2,999,705
Repurchase Agreement	—	3,178,000	—	3,178,000
Other Financial Instruments:+
Future Contracts - Appreciation	1,218,880	—	—	1,218,880

Total	$681,820,816	$26,178,000	$—	$707,998,816

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Common Stock Other Industries
Balance as of 8/31/2009	$0
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	—
Net purchases(sales)	(0)
Transfers in and/or out of Level 3	—

Balance as of 11/30/2009	$—

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2009 - (Unaudited)

Security Description	Principal Amount/ Shares(12)	Market Value (Note 1)
ASSET BACKED SECURITIES - 1.8%
Diversified Financial Services - 1.8%

Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(1)	$108,000	$79,322
Carrington Mtg. Loan Trust Series 2006-NC3, Class A2 0.34% due 08/25/36(2)	1,969,692	1,653,256
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.05% due 07/25/37(2)(3)	517,513	436,480
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(1)	270,000	292,750
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 0.46% due 02/05/19*(1)(4)	550,000	501,052
CS First Boston Mtg. Securities Corp. Series 2002-CKN2, Class A3 6.13% due 04/15/37(1)	800,000	844,605
Goldman Sachs Mtg. Securities Trust Series 2007-GG10, Class A4 5.81% due 08/10/45(1)(2)	2,900,000	2,387,198
GSR Mtg. Loan Trust Series 2004-10F, Class 6A1 5.00% due 09/25/34(3)	302,427	308,098
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	310,000	229,588
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(1)	155,000	171,817
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(3)	152,295	127,558

Total Asset Backed Securities (cost $7,662,189)		7,031,724

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(5)(6)(7)(11)(16)(18) (cost $140,000)	140,000	73,500

U.S. CORPORATE BONDS & NOTES - 39.0%
Advertising Services - 0.1%

Visant Holding Corp. Senior Notes 10.25% due 12/01/13(8)	453,000	467,156

Aerospace/Defense - 0.2%

Lockheed Martin Corp. Senior Notes 5.50% due 11/18/39	450,000	453,294

Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17*	205,000	200,900

		654,194

Agricultural Chemicals - 0.1%

Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	400,000	424,000

Airlines - 0.8%

American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	455,000	452,725
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	300,000	297,000
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	209,397	202,068
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class C 8.31% due 04/02/11	29,733	27,652
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 09/18/11	500,000	495,000
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	185,000	185,925
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	425,000	431,375
Delta Air Lines, Inc. Senior Sec. Notes 12.25% due 03/15/15*	175,000	161,875
United Air Lines, Inc. Pass Through Certs. 9.75% due 01/15/17	350,000	355,250
United Air Lines, Inc. Pass Through Certs. Class B 12.00% due 01/15/16*	210,000	205,800
United AirLines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	418,972	416,877
United AirLines, Inc. Pass Through Certs. Series 2000-2, Class A-2 7.19% due 04/01/11	49,475	49,227

		3,280,774

Applications Software - 0.1%

SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	385,000	406,656

Auction Houses/Art Dealers - 0.2%

KAR Auction Services, Inc. Company Guar. Notes 4.28% due 05/01/14(4)	275,000	255,750

KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14	385,000	390,775

		646,525

Auto-Heavy Duty Trucks - 0.1%

Navistar International Corp. Senior Notes 8.25% due 11/01/21	300,000	294,750

Auto/Truck Parts & Equipment-Original - 0.1%

ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	450,000	409,500

Auto/Truck Parts & Equipment-Replacement - 0.2%

Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	325,000	352,625
Allison Transmission Senior Notes 11.00% due 11/01/15*	425,000	439,875
Exide Corp. Notes 10.00% due 04/15/05†(5)(7)	150,000	0

		792,500

Banks-Commercial - 0.4%

BB&T Corp. Sub. Notes 0.57% due 05/23/17(4)	168,000	145,790
BB&T Corp. Senior Notes 3.38% due 09/25/13	120,000	122,176
KeyBank NA Sub. Notes 5.45% due 03/03/16	132,000	124,788
KeyBank NA Sub. Notes 7.41% due 10/15/27	52,000	54,585
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	100,000	101,751
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	546,000	570,740
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	51,000	53,508
Zions Bancorp Senior Notes 7.75% due 09/23/14	450,000	400,500

		1,573,838

Banks-Fiduciary - 0.0%

State Street Capital Trust IV Company Guar. Notes 1.30% due 06/15/37(4)	230,000	159,475

Banks-Super Regional - 0.9%

BAC Capital Trust VI Bank Guar. Bonds 5.63% due 03/08/35	230,000	164,562
BAC Capital Trust XI Bank Guar. Bonds 6.63% due 05/23/36	196,000	162,669
BAC Capital Trust XIII Bank Guar. Notes 0.70% due 03/15/12(4)(9)	575,000	325,957
BAC Capital Trust XV Bank Guar. Notes 1.16% due 06/01/56(4)	160,000	99,273
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	416,000	407,691
Fifth Third Capital Trust IV Bank Guar. Notes 6.50% due 04/15/37(4)	945,000	656,775
National City Corp. Senior Notes 4.90% due 01/15/15	78,000	81,883
National City Corp. Sub. Notes 6.88% due 05/15/19	135,000	147,681
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	120,000	123,946
USB Capital IX Company Guar. Notes 6.19% due 04/15/11(4)(9)	373,000	290,940
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/11(4)(9)	950,000	650,750
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	120,000	125,860
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	146,000	153,239

		3,391,226

Beverages-Non-alcoholic - 0.1%

Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	227,000	267,173

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	525,000	530,250

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20*	597,000	626,526

Broadcast Services/Program - 0.2%

Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	562,000	535,305

Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(10)(13)	190,566	129,585
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	63,000	44,179

		709,069

Building & Construction Products-Misc. - 0.1%

Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	400,000	395,000
USG Corp. Company Guar. Notes 9.75% due 08/01/14*	150,000	157,125

		552,125

Building Products-Cement - 0.1%

Texas Industries, Inc. Company Guar. Notes 7.25% due 07/15/13	525,000	507,938

Building-Residential/Commercial - 0.4%

D.R. Horton, Inc. Senior Notes 6.50% due 04/15/16	800,000	768,000
KB Home Company Guar. Notes 6.25% due 06/15/15	750,000	693,750

		1,461,750

Cable/Satellite TV - 1.8%

CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	344,000	426,560
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	661,000	822,945
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*	35,000	40,600
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	1,005,000	1,106,756
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*	300,000	295,500
Charter Communications Operating LLC Senior Notes 12.88% due 09/15/14*	5,000	5,569
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 10.38% due 04/30/14*	1,035,000	1,053,113
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	174,000	192,286
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	800,000	872,937

COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	213,000	226,805
COX Communications, Inc. Notes 7.13% due 10/01/12	125,000	141,214
CSC Holdings, Inc. Senior Notes 8.50% due 06/15/15*	600,000	630,750
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	375,000	397,500
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	625,000	634,375
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	111,000	118,326

		6,965,236

Casino Hotels - 0.6%

Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(7)(10)	362,426	303,985
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(5)(7)	250,000	212,950
Harrahs Entertainment, Inc. Senior Sec. Notes 11.25% due 06/01/17*	775,000	790,500
MGM Mirage Company Guar. Notes 6.75% due 09/01/12	325,000	277,063
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	375,000	410,625
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	345,000	335,512

		2,330,635

Casino Services - 0.1%

Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	770,000	400,400

Cellular Telecom - 0.8%

Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	1,085,000	1,117,550
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	457,000	494,274

Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	285,000	274,312
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	815,000	790,550
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	556,000	557,390

		3,234,076

Chemicals-Diversified - 0.3%

FMC Corp. Senior Notes 5.20% due 12/15/19	140,000	141,963
Olin Corp. Senior Notes 8.88% due 08/15/19	535,000	565,762
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	420,000	449,103

		1,156,828

Chemicals-Plastics - 0.2%

Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14	625,000	600,000

Chemicals-Specialty - 0.2%

Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	550,000	525,250
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	269,000	293,210

		818,460

Circuit Boards - 0.1%

Viasystems, Inc. Senior Sec. Notes 12.00% due 01/15/15*	310,000	313,100

Coal - 0.3%

Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	525,000	540,750
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	625,000	637,500

		1,178,250

Coatings/Paint - 0.0%

RPM International, Inc. Senior Note 6.50% due 02/15/18	125,000	129,396

Computer Services - 0.3%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	670,000	680,050

SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	656,000	665,840

		1,345,890

Consulting Services - 0.1%

FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	225,000	221,906

Consumer Products-Misc. - 0.2%

American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	543,000	538,927
Clorox Co. Senior Notes 3.55% due 11/01/15	140,000	143,715

		682,642

Containers-Metal/Glass - 0.2%

Ball Corp. Company Guar. Notes 7.38% due 09/01/19	400,000	409,000
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	140,000	126,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	245,000	249,900

		784,900

Containers-Paper/Plastic - 0.3%

Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. Senior Sec. Notes 8.25% due 11/15/15*	325,000	319,312
Berry Plastics Escrow LLC/ Berry Plastics Escrow Corp. Senior Sec. Notes 8.88% due 09/15/14*	350,000	319,375
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	400,000	422,000

		1,060,687

Cosmetics & Toiletries - 0.2%

Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	650,000	657,312

Decision Support Software - 0.2%

Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	1,045,000	979,687

Direct Marketing - 0.2%

Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	901,000	625,069

Diversified Banking Institutions - 2.5%

Bank of America Corp. Sub. Notes 5.42% due 03/15/17	404,000	393,623
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	140,000	136,934
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	49,000	51,959
Bank of America Corp. Junior Sub. Notes 8.00% due 01/30/18(4)(9)	550,000	479,045
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	419,000	407,212
Citigroup, Inc. Senior Notes 5.13% due 05/05/14	120,000	121,357
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	184,000	190,173
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	500,000	525,109
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	257,000	256,632
Citigroup, Inc. Sub. Notes 7.25% due 10/01/10	280,000	290,387
GMAC LLC Company Guar. Notes 6.00% due 04/01/11	1,615,000	1,546,363
GMAC LLC Company Guar. Notes 6.88% due 09/15/11	1,404,000	1,351,350
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,725,000	1,431,750
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/15	183,000	186,190
JPMorgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	162,000	161,794
Morgan Stanley Senior Notes 4.20% due 11/20/14	390,000	391,803
Morgan Stanley Senior Notes 5.63% due 09/23/19	188,000	190,412
Morgan Stanley Senior Notes 6.00% due 04/28/15	676,000	734,496
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	173,000	183,642

The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	210,000	224,687
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	115,000	125,347
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	405,000	416,841

		9,797,106

Diversified Financial Services - 0.8%

CIT Group Funding Co. of Delaware LLC Company Guar. Notes 4.65% due 07/01/10†(17)(18)	1,155,000	1,138,956
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(4)	850,000	756,500
Deutsche Bank Capital Trust Jr. Sub Notes 2.08% due 06/30/10(4)(9)	300,000	195,000
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	162,000	150,363
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	740,000	709,599
USAA Capital Corp. Notes 3.50% due 07/17/14*	100,000	101,348

		3,051,766

Diversified Manufacturing Operations - 0.2%

General Electric Co. Senior Notes 5.25% due 12/06/17	85,000	88,411
Harland Clarke Holdings Corp. Notes 6.00% due 05/15/15(4)	125,000	103,750
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	445,000	417,744
SPX Corp. Senior Notes 7.63% due 12/15/14	300,000	306,000
Textron, Inc. Senior Notes 6.20% due 03/15/15	48,000	49,983

		965,888

Electric-Generation - 0.9%

Allegheny Energy Supply Co., LLC Senior Notes 6.75% due 10/15/39*	240,000	231,049
Edison Mission Energy Senior Notes 7.63% due 05/15/27	370,000	244,200
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	237,250	225,388

Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	271,310	274,023
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	518,145	531,746
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	300,000	308,250
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	406,625	415,998
The AES Corp. Senior Notes 8.00% due 10/15/17	715,000	713,213
The AES Corp. Senior Notes 8.00% due 06/01/20	225,000	222,750
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	532,000	541,310

		3,707,927

Electric-Integrated - 1.4%

Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	196,000	196,701
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	208,000	240,859
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	316,000	334,897
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	130,000	154,722
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	350,000	399,815
Exelon Generation Co., LLC Senior Notes 6.25% due 10/01/39	130,000	135,774
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	183,000	204,573
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39*	271,000	281,601
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	680,000	615,400
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	237,050	242,976
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	337,000	386,906
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	345,000	373,734
Progress Energy, Inc. Senior Notes 6.00% due 12/01/39	300,000	304,195
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	40,000	43,188
Sierra Pacific Power Co. General Refunding Mtg. 6.75% due 07/01/37	150,000	163,991
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	1,480,000	1,050,800
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 11.25% due 11/01/16(11)	602,458	373,524

		5,503,656

Electronic Components-Misc. - 0.3%

Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	550,000	566,500
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	550,000	536,250

		1,102,750

Electronic Components-Semiconductors - 0.3%

Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	660,000	656,700
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	102,000	103,942
Spansion LLC Senior Sec. Notes 0.00% due 06/01/13†*(4)(17)(18)	345,000	358,800

		1,119,442

Electronics-Military - 0.0%

L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*	96,000	98,597

Energy-Alternate Sources - 0.1%

Headwaters, Inc. Senior Notes 11.38% due 11/01/14*	400,000	409,000

Finance-Auto Loans - 0.7%

Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	1,325,000	1,336,732

Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	1,375,000	1,362,626

		2,699,358

Finance-Commercial - 0.1%

Caterpillar Financial Services Corp. Senior Notes 6.13% due 02/17/14	250,000	281,880
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	260,000	257,161

		539,041

Finance-Investment Banker/Broker - 0.5%

Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	73,000	80,312
JPMorgan Chase Capital XXVII Company Guar. Notes 7.00% due 11/01/39	145,000	146,450
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 0.00% due 05/31/12†(4)(9)(17)(18)	101,000	10
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(17)(18)	97,000	18,915
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(17)(18)	111,000	11
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(17)(18)	143,000	14
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	143,000	141,928
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	500,000	505,768
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	435,000	437,430
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/19	155,000	157,603
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	240,000	262,646
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	232,000	255,805

		2,006,892

Finance-Mortgage Loan/Banker - 0.1%

Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	260,000	263,491
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	145,000	148,124

		411,615

Firearms & Ammunition - 0.1%

Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	225,000	240,469

Food-Meat Products - 0.2%

Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	700,000	733,250
Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14	125,000	141,250

		874,500

Food-Misc. - 0.2%

Del Monte Foods Co. Senior Sub. Notes 7.50% due 10/15/19*	275,000	277,750
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	116,000	134,149
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	208,000	234,154

		646,053

Food-Retail - 0.2%

Ahold Finance USA, LLC Company Guar. Notes 6.88% due 05/01/29	150,000	165,836
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	400,000	412,000
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	200,000	204,000

		781,836

Funeral Services & Related Items - 0.3%

Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	750,000	705,000
Service Corp International Senior Notes 8.00% due 11/15/21	650,000	637,000

		1,342,000

Gambling (Non-Hotel) - 0.2%

Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	700,000	563,500
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	623,000	355,110

		918,610

Gas-Distribution - 0.1%

Sempra Energy Senior Notes 6.00% due 10/15/39	190,000	188,678
Sempra Energy Senior Notes 6.50% due 06/01/16	120,000	133,807

		322,485

Gas-Transportation - 0.3%

Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	1,455,000	1,207,650

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16*	675,000	679,219

Home Furnishings - 0.0%

Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(8)(18)(21)	45,000	3,825

Hotel/Motels - 0.2%

Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	695,000	628,975

Human Resources - 0.2%

Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	625,000	656,250

Independent Power Producers - 0.3%

Calpine Corp. Escrow Notes 8.75% due 07/15/13†(5)(7)	1,615,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,165,000	1,159,175
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	155,000	147,637

		1,306,812

Insurance Brokers - 0.3%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	65,000	66,318
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,115,000	992,350

		1,058,668

Insurance-Life/Health - 0.2%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	145,000	144,406
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	60,000	61,559
Prudential Financial, Inc. Notes 4.75% due 09/17/15	341,000	347,150
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	120,000	129,291
Torchmark Corp. Senior Notes 9.25% due 06/15/19	120,000	138,500

		820,906

Insurance-Multi-line - 0.3%

Genworth Financial, Inc. Notes 5.75% due 06/15/14	120,000	112,338
MetLife, Inc. Senior Notes 6.75% due 06/01/16	250,000	287,183
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	280,000	283,898
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	383,000	401,799

		1,085,218

Insurance-Mutual - 0.2%

Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	145,000	118,202
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	295,000	233,050
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(4)	340,000	355,300

		706,552

Insurance-Property/Casualty - 0.1%

Markel Corp. Senior Notes 7.13% due 09/30/19	320,000	335,200
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	27,000	22,943

		358,143

Investment Management/Advisor Services - 0.1%

Janus Capital Group, Inc. Notes 6.95% due 06/15/17	235,000	226,270

Medical Information Systems - 0.2%

Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12(21)	1,465,000	794,762

Medical Products - 0.4%

Baxter International, Inc. Senior Notes 5.90% due 09/01/16	400,000	456,775

CareFusion Corp. Senior Notes 4.13% due 08/01/12*	145,000	151,185
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 10.88% due 11/15/14	250,000	263,125
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	575,000	608,063

		1,479,148

Medical-Biomedical/Gene - 0.1%

Amgen, Inc. Senior Notes 5.85% due 06/01/17	240,000	267,507
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16*	200,000	208,500

		476,007

Medical-Drugs - 0.5%

Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	550,000	585,750
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	104,000	111,079
Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*	650,000	669,500
Wyeth Bonds 5.50% due 02/01/14	478,000	531,122

		1,897,451

Medical-HMO - 0.3%

Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,120,000	1,075,200
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	145,000	151,088
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	87,000	90,311

		1,316,599

Medical-Hospitals - 1.2%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	620,000	632,400
HCA, Inc. Senior Notes 7.50% due 11/15/95	1,075,000	822,375
HCA, Inc. Senior Notes 8.50% due 04/15/19*	1,250,000	1,318,750
HCA, Inc. Senior Notes 8.75% due 09/01/10	280,000	286,300

HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	1,675,000	1,771,312

		4,831,137

Metal-Aluminum - 0.1%

Alcoa, Inc. Senior Notes 6.50% due 06/15/18	386,000	388,496
Noranda Aluminum Holding Corp. Senior Notes 7.02% due 11/15/14(4)(11)	6,204	3,691

		392,187

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	190,000	203,775
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	653,000	704,424

		908,199

Mining - 0.3%

Barrick North America Finance LLC Company Guar. Notes 6.80% due 09/15/18	140,000	160,322
Newmont Mining Corp. Company Guar. Notes 6.25% due 10/01/39	510,000	504,927
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.27% due 11/15/14(4)(11)	549,141	398,127

		1,063,376

MRI/Medical Diagnostic Imaging - 0.1%

Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/16*	575,000	566,375

Multimedia - 0.1%

Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11†(5)(17)(22)	100,000	53,840
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	247,000	247,377
News America, Inc. Company Guar. Notes 6.90% due 08/15/39*	145,000	157,996
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	87,000	104,388

		563,601

Music - 0.2%

WMG Acquisition Corp. Senior Notes 9.50% due 06/15/16*	750,000	806,250

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 4.45% due 01/15/20	140,000	142,403
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	300,000	298,267

		440,670

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03†(5)(7)(16)(19)	75,000	0

Non-Hazardous Waste Disposal - 0.4%

Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	326,000	341,485
Allied Waste North America, Inc. Company Guar. Notes 7.38% due 04/15/14	100,000	103,860
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14*	175,000	187,688
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	150,000	154,710
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	121,000	133,992
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	140,000	143,500
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14*	650,000	666,250

		1,731,485

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	364,000	374,343

Office Supplies & Forms - 0.1%

ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15*	320,000	345,200

Oil Companies-Exploration & Production - 1.7%

Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	400,000	436,000
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	80,000	74,600

Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	780,000	756,600
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	260,000	231,400
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	685,000	643,900
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	275,000	264,688
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	325,000	340,437
Comstock Resources, Inc. Company Guar. Notes 8.38% due 10/15/17	200,000	200,500
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	420,000	418,950
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	670,000	644,875
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	200,000	200,500
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	592,000	643,690
MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14(5)(7)*	104,000	83,200
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	250,000	247,500
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	325,000	348,562
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	600,000	597,000
Quicksilver Resources, Inc. Senior Notes 9.13% due 08/15/19	375,000	383,437
Quicksilver Resources, Inc. Senior Notes 11.75% due 01/01/16	75,000	83,344
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	185,000	164,188

		6,763,371

Oil Companies-Integrated - 0.3%

ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	348,000	403,980
Hess Corp. Senior Notes 7.13% due 03/15/33	145,000	164,709

Hess Corp. Senior Notes 7.88% due 10/01/29	330,000	394,667
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	290,000	335,277

		1,298,633

Oil Refining & Marketing - 0.0%

Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	225,000	193,500

Oil-Field Services - 0.3%

Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	425,000	450,500
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	700,000	708,750
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	62,946	63,663

		1,222,913

Paper & Related Products - 0.9%

Boise Paper Holdings LLC Senior Notes 9.00% due 11/01/17*	75,000	76,500
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(5)(7)(11)	120,457	120,457
Cellu Tissue Holdings, Inc. Senior Sec. Notes 11.50% due 06/01/14	400,000	437,000
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	425,000	430,312
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	130,000	131,625
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	155,000	150,350
International Paper Co. Senior Notes 7.30% due 11/15/39	264,000	263,316
International Paper Co. Senior Notes 7.95% due 06/15/18	150,000	173,651
International Paper Co. Senior Notes 9.38% due 05/15/19	920,000	1,141,446
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14*	345,000	339,825
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14*	300,000	327,000

		3,591,482

Physicians Practice Management - 0.1%

US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17*	525,000	547,313

Pipelines - 1.4%

Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	1,060,000	1,060,000
Copano Energy LLC Company Guar. Notes 7.75% due 06/01/18	175,000	174,125
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	1,625,000	1,535,625
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	300,000	295,500
El Paso Corp. Senior Notes 12.00% due 12/12/13	100,000	114,500
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	125,000	132,380
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	245,000	230,300
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	300,000	302,250
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	200,000	201,500
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	700,000	343,000
Plains All American Pipeline, LP/PAA Finance Corp. Senior Notes 4.25% due 09/01/12	199,000	207,647
Plains All American Pipeline, LP/PAA Finance Corp. Company Guar. Notes 5.75% due 01/15/20	137,000	142,321
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 8.38% due 12/15/13	200,000	205,500

Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	365,000	407,290

		5,351,938

Printing-Commercial - 0.2%

Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	805,000	788,900

Private Corrections - 0.1%

Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	275,000	286,000
The Geo Group, Inc. Company Guar. Notes 7.75% due 10/15/17*	200,000	203,000

		489,000

Publishing-Books - 0.1%

TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	300,000	278,250

Publishing-Newspapers - 0.1%

Gannett Co., Inc. Company Guar. Notes 8.75% due 11/15/14*	275,000	270,875
Gannett Co., Inc. Company Guar. Notes 9.38% due 11/15/17*	175,000	171,938
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	146,000	63,510

		506,323

Publishing-Periodicals - 0.1%

Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	375,000	403,125
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(17)(18)	955,000	11,938

		415,063

Radio - 0.1%

Salem Communications Corp. Senior Sec. Notes 9.63% due 12/15/16*	250,000	255,000

Real Estate Investment Trusts - 0.3%

Colonial Properties Trust Notes 6.25% due 06/15/14	390,000	378,146
Developers Diversified Realty Corp. Senior Notes 5.50% due 05/01/15	400,000	355,695
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	340,000	329,800

		1,063,641

Real Estate Management/Services - 0.1%

AMB Property LP Company Guar. Notes 6.63% due 12/01/19	140,000	140,955
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	350,000	386,750

		527,705

Real Estate Operations & Development - 0.1%

Country Garden Holdings Co. Senior Notes 11.75% due 09/10/14*	300,000	297,750

Recycling - 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(11)(17)(18)	1,625,000	6,094

Rental Auto/Equipment - 0.2%

RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	680,000	665,550

Research & Development - 0.1%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	580,000	423,400

Retail-Apparel/Shoe - 0.2%

Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	360,000	334,800
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	470,000	386,575
Limited Brands, Inc. Senior Notes 8.50% due 06/15/19*	210,000	221,550

		942,925

Retail-Arts & Crafts - 0.1%

Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	350,000	348,250

Retail-Drug Store - 0.3%

Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	365,000	300,213
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	100,000	108,000
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19*	325,000	330,687

Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	350,000	357,875

		1,096,775

Retail-Major Department Stores - 0.0%

Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	150,000	155,250

Retail-Music Store - 0.0%

MTS, Inc. Senior Notes 10.00% due 03/15/09†(5)(6)(7)(10)(16)(18)	15,273	305

Retail-Petroleum Products - 0.2%

Ferrellgas LP Senior Notes 6.75% due 05/01/14	350,000	336,000
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14	50,000	47,750
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	250,000	251,875

		635,625

Retail-Regional Department Stores - 0.3%

JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	250,000	237,500
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	360,000	340,200
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	225,000	190,125
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	440,000	380,600
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	215,000	179,525

		1,327,950

Retail-Restaurants - 0.1%

Landry’s Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15*	375,000	380,625
Wendy’s/Arby’s Restaurants LLC Senior Notes 10.00% due 07/15/16*	125,000	135,000

		515,625

Retail-Toy Stores - 0.1%

Toys R Us Property Co., LLC Senior Sec. Notes 8.50% due 12/01/17*	525,000	522,375

Rubber-Tires - 0.2%

The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	600,000	645,000

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(5)(7)(16)(19)	25,000	0

Seismic Data Collection - 0.1%

Seitel, Inc. Senior Notes 9.75% due 02/15/14	570,000	387,600

Soap & Cleaning Preparation - 0.1%

JohnsonDiversey, Inc. Senior Notes 8.25% due 11/15/19*	250,000	249,688

Special Purpose Entities - 0.6%

Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14†*(17)	1,790,000	331,150
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	328,000	325,923
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	460,000	325,450
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	420,000	470,400
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	375,000	281,719
ING USA Global Funding Trust Notes 4.50% due 10/01/10	80,000	81,871
Local TV Finance LLC Senior Notes 10.00% due 06/15/15*(11)	385,875	165,926
Principal Life Global Funding I Senior Sec. Notes 5.25% due 01/15/13*	163,000	168,711
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	300,000	286,500
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	96,000	100,636

		2,538,286

Specified Purpose Acquisitions - 0.0%

ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	150,000	150,598

Steel-Producers - 0.3%

AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	250,000	251,250
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15(2)	450,000	457,875
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	450,000	436,500

		1,145,625

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	250,000	287,679

Storage/Warehousing - 0.2%

Mobile Mini, Inc. Notes 6.88% due 05/01/15	290,000	271,150
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	645,000	667,575

		938,725

Telecom Services - 0.8%

Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	25,000	18,625
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	125,000	98,125
Cincinnati Bell Telephone Co., LLC Company Guar. Notes 7.27% due 12/11/23	250,000	173,750
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	755,000	744,619
PAETEC Holding Corp Company Guar. Notes 8.88% due 06/30/17	425,000	421,812
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	420,000	391,125
Qwest Corp. Senior Notes 8.38% due 05/01/16*	250,000	261,250
Qwest Corp. Senior Notes 8.88% due 03/15/12	600,000	636,750
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	500,000	520,000

		3,266,056

Telephone-Integrated - 1.1%

AT&T, Inc. Senior Notes 5.63% due 06/15/16	120,000	131,828
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	542,000	538,742
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	25,000	19,875
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	625,000	626,562
Level 3 Financing, Inc. Senior Notes 12.25% due 03/15/13	650,000	678,437
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	120,000	118,800
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	105,000	103,950
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	175,000	175,000
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	1,525,000	1,143,750
Verizon Pennsylvania, Inc. Senior Notes 8.35% due 12/15/30	305,000	345,580
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	125,000	131,598
Windstream Corp. Senior Notes 7.88% due 11/01/17*	250,000	248,750

		4,262,872

Television - 0.4%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	955,000	902,475
Bonten Media Acquisition Co. Company Guar. Notes 9.75% due 06/01/15*(11)	60,492	20,643
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	120,000	125,446
Paxson Communications Corp. Senior Sec. Notes 0.00% due 01/15/13†*(4)(11)(17)(18)	895,500	13,432
Umbrella Acquisition, Inc. Company Guar. Notes 10.50% due 03/15/15*(11)	450,000	358,875
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(17)(18)	230,000	2,300

Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(17)(18)	510,000	5,100

		1,428,271

Theaters - 0.2%

AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	400,000	407,000
Marquee Holdings, Inc. Senior Disc. Notes 12.00% due 08/15/14(8)	675,000	553,500

		960,500

Transactional Software - 0.2%

Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	1,255,000	928,700

Transport-Air Freight - 0.3%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	114,106	104,978
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	415,771	332,616
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	475,188	375,398
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	540,340	475,499

		1,288,491

Transport-Equipment & Leasing - 0.1%

GATX Corp. Notes 4.75% due 10/01/12	199,000	204,245

Transport-Rail - 0.1%

CSX Corp. Senior Notes 6.15% due 05/01/37	145,000	151,711
CSX Corp. Senior Notes 7.90% due 05/01/17	206,000	246,245
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	177,000	193,113

		591,069

Transport-Services - 0.1%

Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	355,000	343,285
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	200,000	191,750

		535,035

Vitamins & Nutrition Products - 0.0%

Mead Johnson Nutrition Co. Company Guar. Notes 5.90% due 11/01/39*	150,000	153,622

Wireless Equipment - 0.1%

CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Notes 7.75% due 05/01/17*	200,000	211,500

Total U.S. CORPORATE BONDS & NOTES (cost $152,255,834)		154,308,636

FOREIGN CORPORATE BONDS & NOTES - 7.0%
Banks-Commercial - 0.8%

Banco de Credito del Peru Jr. Sub. Notes 9.75% due 11/06/69*(4)	128,000	134,725
Barclays Bank PLC Senior Notes 2.50% due 01/23/13	406,000	407,259
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	120,000	124,465
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(4)(9)	260,000	197,600
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 3.61% due 03/30/10(4)(9)	78,000	47,580
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/19*	141,000	144,949
Lloyds Banking Group PLC Jr. Sub. Bonds 5.92% due 10/01/15*(4)(9)	1,275,000	675,750
Nordea Bank AB Senior Notes 2.50% due 11/13/12*	225,000	227,022
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	270,000	286,084
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	200,000	216,458
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	140,000	149,757
Westpac Banking Corp. Sub. Notes 0.84% due 03/31/10(4)(9)	570,000	336,300
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	120,000	124,177

Westpac Banking Corp. Senior Notes 4.88% due 11/19/19	140,000	142,140

		3,214,266

Banks-Money Center - 0.0%

Bank of Scotland PLC Senior Sub. Notes 0.69% due 05/28/10(4)(9)	310,000	158,100

Beverages-Non-alcoholic - 0.1%

Coca-Cola Amatil, Ltd. Company Guar. Notes 3.25% due 11/02/14*	310,000	314,789

Broadcast Services/Program - 0.0%

Grupo Televisa SA Senior Notes 6.63% due 01/15/40*	150,000	150,181

Building-Heavy Construction - 0.1%

Odebrecht Finance, Ltd. Company Guar. Notes 7.00% due 04/21/20*	375,000	364,687

Building-Residential/Commercial - 0.0%

Corporacion GEO SAB de CV Company Guar. Notes 8.88% due 09/25/14*	100,000	102,250

Cellular Telecom - 0.1%

Vodafone Group PLC Senior Notes 5.38% due 01/30/15	67,000	72,859
Vodafone Group PLC Senior Notes 5.45% due 06/10/19	431,000	457,922

		530,781

Coal - 0.1%

Indo Integrated Energy II BV Company Guar. Notes 9.75% due 11/05/16*	380,000	375,250
PT Adaro Indonesia Company Guar. Notes 7.63% due 10/22/19*	130,000	127,075

		502,325

Computers-Memory Devices - 0.0%

Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	75,000	72,187

Containers-Metal/Glass - 0.0%

Rexam PLC Senior Notes 6.75% due 06/01/13*	173,000	186,776

Diamonds/Precious Stones - 0.1%

Alrosa Finance SA Company Guar. Notes 8.88% due 11/17/14	330,000	333,703

Diversified Banking Institutions - 0.1%

Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(9)	175,000	138,250
Natixis Sub. Notes 0.53% due 01/15/19(4)	100,000	81,420

		219,670

Diversified Financial Services - 0.1%

TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18	320,000	321,200

Diversified Manufacturing Operations - 0.1%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	335,000	340,025

Diversified Minerals - 0.3%

Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	500,000	565,000
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	355,000	414,463
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/39	161,000	166,416

		1,145,879

Electric-Distribution - 0.1%

Majapahit Holding BV Company Guar. Notes 7.75% due 01/20/20*	228,000	229,995

Electric-Integrated - 0.5%

Electricite de France Notes 6.50% due 01/26/19*	592,000	682,290
Electricite de France Notes 6.95% due 01/26/39*	319,000	387,376
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	484,000	496,223
TransAlta Corp. Senior Notes 4.75% due 01/15/15	224,000	228,205

		1,794,094

Electronic Components-Misc. - 0.1%

Flextronics International, Ltd. Senior Sub. Notes 6.25% due 11/15/14	175,000	169,750
Flextronics International, Ltd. Senior Sub. Notes 6.50% due 05/15/13	350,000	345,625

		515,375

Finance-Investment Banker/Broker - 0.1%

Macquarie Group, Ltd. Notes 7.30% due 08/01/14*	228,000	248,662

Finance-Other Services - 0.3%

BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	360,000	379,365
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	354,000	364,430
Lukoil International Finance BV Company Guar. Notes 7.25% due 11/05/19*	460,000	465,286

		1,209,081

Food-Meat Products - 0.2%

JBS SA Company Guar. Notes 9.38% due 02/07/11	375,000	384,375
JBS SA Senior Notes 10.50% due 08/04/16*	200,000	212,500

		596,875

Gas-Distribution - 0.1%

Grupo Petrotemex SA de CV Senior Notes 9.50% due 08/19/14*	215,000	222,794

Independent Power Producers - 0.0%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(7)(17)(20)	175,000	175

Insurance-Multi-line - 0.1%

Aegon NV Sub. Notes 3.57% due 07/15/14(4)(9)	62,000	29,574
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	219,000	220,104
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	142,000	131,373

		381,051

Marine Services - 0.1%

Trico Shipping AS Senior Sec. Notes 11.88% due 11/01/14*	575,000	582,906

Metal-Diversified - 0.1%

Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	196,000	211,978
Noranda, Inc. Notes 6.00% due 10/15/15	156,000	166,893

		378,871

Multimedia - 0.0%

Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	125,000	120,625

Oil Companies-Exploration & Production - 0.7%

Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	945,000	704,025
KazMunaiGaz Finance Sub BV Company Guar. Notes 11.75% due 01/23/15*	250,000	296,875
Nexen, Inc. Senior Notes 5.88% due 03/10/35	387,000	364,434
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	1,350,000	1,073,250
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	235,000	188,000

		2,626,584

Oil Companies-Integrated - 0.2%

Petroleum Co. of Trinidad & Tobago, Ltd. Senior Notes 9.75% due 08/14/19*	350,000	394,625
Total Capital SA Company Guar. Notes 3.13% due 10/02/15	240,000	244,743

		639,368

Oil-Field Services - 0.1%

North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	590,000	584,100

Paper & Related Products - 0.2%

Cascades, Inc. Senior Notes 7.75% due 12/15/17*	300,000	297,750
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	275,000	304,972

		602,722

Pipelines - 0.0%

Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	78,000	73,320

Printing-Commercial - 0.0%

Quebecor World Capital Corp. Escrow Notes 6.50% due 03/15/16†(5)(7)	800,000	0

Real Estate Operations & Development - 0.1%

Agile Property Holdings, Ltd. Senior Notes 10.00% due 11/14/16*	343,000	343,000

Satellite Telecom - 0.6%

Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(8)	600,000	603,000
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	475,000	476,781

Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	1,000,000	1,010,000
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	275,000	279,125

		2,368,906

Special Purpose Entities - 0.3%

CCL Finance, Ltd. Company Guar. Notes 9.50% due 08/15/14*	370,000	388,500
Hellas Telecommunications Luxembourg II Sub. Notes 0.00% due 01/15/15†*(4)(17)(18)	560,000	5,600
Kuwait Projects Co. Senior Notes 8.88% due 10/17/16	355,000	353,225
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(4)(9)	121,000	100,184
UPC Germany GmbH Bonds 8.13% due 12/01/17*	175,000	174,774

		1,022,283

Steel-Producers - 0.1%

Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/20*	395,000	391,840

Telecom Services - 0.5%

Alestra SA Senior Notes 11.75% due 08/11/14*	110,000	122,355
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	476,000	473,025
Wind Acquisition Finance SA Senior Notes 11.75% due 07/15/17*	1,235,000	1,370,850

		1,966,230

Telephone-Integrated - 0.4%

British Telecommunications PLC Bonds 9.63% due 12/15/30	170,000	217,625
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	423,000	446,607
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	423,000	445,143
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19	105,000	115,311
Virgin Media Finance PLC Company Guar. Notes 8.38% due 10/15/19	450,000	450,000

		1,674,686

Transport-Marine - 0.0%

BW Group, Ltd. Notes 6.63% due 06/28/17	210,000	184,800

Transport-Rail - 0.2%

Canadian National Railway Co. Senior Notes 6.38% due 10/15/11	315,000	344,584
Canadian Pacific Railway Co. Notes 6.50% due 05/15/18	300,000	332,855

		677,439

Warehousing & Harbor Transportation Services - 0.0%

DP World, Ltd. Notes 6.85% due 07/02/37	220,000	162,800

Total Foreign Corporate Bonds & Notes
(cost $26,990,033)		27,555,401

FOREIGN GOVERNMENT AGENCIES - 28.5%
Sovereign - 28.5%

Credit Suisse First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15	100,000	64,233
Federal Republic of Brazil Bonds 5.63% due 01/07/41	653,000	630,145
Federal Republic of Brazil Notes 5.88% due 01/15/19	650,000	712,400
Federal Republic of Brazil Bonds 6.00% due 01/17/17	840,000	920,640
Federal Republic of Brazil Bonds 7.13% due 01/20/37	680,000	804,780
Federal Republic of Brazil Notes 8.00% due 01/15/18	1,709,444	1,995,776
Federal Republic of Brazil Bonds 8.25% due 01/20/34	1,300,000	1,701,050
Federal Republic of Brazil Notes 8.75% due 02/04/25	1,450,000	1,903,125
Federal Republic of Brazil Bonds 8.88% due 10/14/19	670,000	884,400
Federal Republic of Brazil Notes 11.00% due 08/17/40	1,920,000	2,614,080

Federal Republic of Brazil Bonds 12.50% due 01/05/22	BRL	1,900,000	1,217,602
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	230,000	375,848
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	1,055,000	1,684,333
Federal Republic of Germany Bonds 5.25% due 07/04/10	EUR	425,000	655,319
Government of Australia Bonds 6.00% due 02/15/17	AUD	3,350,000	3,220,574
Government of Australia Bonds 6.25% due 06/15/14	AUD	1,800,000	1,734,448
Government of Australia Bonds 6.50% due 05/15/13	AUD	2,280,000	2,197,385
Government of Canada Notes 3.00% due 06/01/14	CAD	1,425,000	1,393,540
Government of Canada Bonds 3.75% due 06/01/12	CAD	1,713,000	1,715,370
Government of Canada Notes 4.25% due 06/01/18	CAD	1,560,000	1,609,768
Government of Canada Bonds 5.75% due 06/01/29	CAD	940,000	1,109,733
Government of Japan Bonds 1.30% due 06/20/12	JPY	157,000,000	1,863,480
Government of Japan Bonds 1.40% due 06/20/12	JPY	23,300,000	277,307
Government of Japan Bonds 1.40% due 12/20/15	JPY	237,000,000	2,855,219
Government of Japan Bonds 1.70% due 09/20/17	JPY	219,000,000	2,677,457
Government of Japan Bonds 2.10% due 03/20/27	JPY	81,000,000	961,972
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	1,853,000	2,866,680
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	25,710,000	4,863,472
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	13,250,000	2,592,329
Kingdom of Spain Bonds 3.15% due 01/31/16	EUR	1,060,000	1,606,733

Kingdom of Sweden Bonds 4.00% due 12/01/09	SEK	5,600,000	803,265
Kingdom of Sweden Bonds 5.39% due 08/12/15	SEK	27,335,000	4,285,387
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	15,000,000	2,370,699
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	1,790,000	1,675,648
Perusahaan Penerbit SBSN Notes 8.80% due 04/23/14*		130,000	145,438
Republic of Argentina Notes 2.50% due 12/31/38(13)		1,647,637	556,077
Republic of Argentina Bonds 8.28% due 12/31/33		3,198,102	2,206,690
Republic of Colombia Bonds 6.13% due 01/18/41		850,000	828,750
Republic of Colombia Notes 7.38% due 01/27/17		450,000	523,800
Republic of Colombia Notes 7.38% due 03/18/19		657,000	766,062
Republic of Colombia Bonds 7.38% due 09/18/37		975,000	1,113,938
Republic of Colombia Bonds 8.13% due 05/21/24		250,000	303,125
Republic of Colombia Bonds 12.00% due 10/22/15	COP	1,990,000,000	1,242,051
Republic of Croatia Notes 6.75% due 11/05/19*		535,000	577,051
Republic of El Salvador Bonds 7.38% due 12/01/19*		360,000	369,900
Republic of Georgia Bonds 7.50% due 04/15/13		770,000	777,700
Republic of Ghana Bonds 8.50% due 10/04/17		348,000	349,322
Republic of Greece Bonds 6.00% due 07/19/19	EUR	675,000	1,081,367
Republic of Indonesia Bonds 6.63% due 02/17/37		1,665,000	1,607,409

Republic of Indonesia Senior Bonds 8.50% due 10/12/35		810,000	951,750
Republic of Indonesia Bonds 11.63% due 03/04/19		1,460,000	2,036,700
Republic of Italy Bonds 4.75% due 02/01/13	EUR	970,000	1,570,068
Republic of Panama Bonds 5.20% due 01/30/20		1,000,000	1,020,000
Republic of Panama Bonds 6.70% due 01/26/36		700,000	766,500
Republic of Peru Bonds 6.55% due 03/14/37		490,000	525,525
Republic of Peru Notes 7.35% due 07/21/25		729,000	862,043
Republic of Peru Bonds 8.75% due 11/21/33		380,000	513,000
Republic of Philippines Bonds 6.50% due 01/20/20		660,000	701,250
Republic of Philippines Bonds 7.75% due 01/14/31		480,000	538,800
Republic of Philippines Senior Notes 9.50% due 02/02/30		515,000	682,375
Republic of Philippines Notes 10.63% due 03/16/25		795,000	1,114,988
Republic of South Africa Bonds 6.88% due 05/27/19		425,000	473,344
Republic of Turkey Notes 6.88% due 03/17/36		330,000	335,775
Republic of Turkey Bonds 7.00% due 09/26/16		465,000	516,150
Republic of Turkey Notes 7.00% due 06/05/20		810,000	882,900
Republic of Turkey Notes 7.38% due 02/05/25		1,100,000	1,223,750
Republic of Turkey Bonds 7.50% due 11/07/19		755,000	858,813
Republic of Turkey Notes 8.00% due 02/14/34		467,000	539,385
Republic of Turkey Senior Bonds 11.88% due 01/15/30		1,195,000	1,923,950

Republic of Ukraine Bonds 6.58% due 11/21/16	910,000	668,941
Republic of Ukraine Notes 7.65% due 06/11/13	400,000	329,040
Republic of Uruguay Bonds 6.88% due 09/28/25	200,000	215,500
Republic of Uruguay Notes 7.63% due 03/21/36	340,000	375,700
Republic of Uruguay Bonds 8.00% due 11/18/22	1,080,000	1,258,200
Republic of Venezuela Bonds 5.75% due 02/26/16	570,000	353,400
Republic of Venezuela Bonds 7.65% due 04/21/25	360,000	201,600
Republic of Venezuela Notes 8.50% due 10/08/14	780,000	614,250
Republic of Venezuela Bonds 9.00% due 05/07/23	520,000	344,500
Republic of Venezuela Bonds 9.25% due 09/15/27	2,190,000	1,612,935
Republic of Venezuela Bonds 9.25% due 05/07/28	980,000	637,000
Republic of Venezuela Bonds 9.38% due 01/13/34	1,520,000	1,029,800
Russian Federation Senior Bonds 7.50% due 03/31/30(13)	7,759,700	8,749,838
Russian Federation Notes 12.75% due 06/24/28	190,000	324,919
State of Qatar Senior Notes 6.40% due 01/20/40*	370,000	373,700
United Mexican States Notes 5.63% due 01/15/17	1,024,000	1,093,632
United Mexican States Notes 5.88% due 02/17/14	550,000	598,400
United Mexican States Notes 5.95% due 03/19/19	1,718,000	1,862,312
United Mexican States Notes 6.05% due 01/11/40	250,000	255,625

United Mexican States Notes 6.75% due 09/27/34	625,000	693,750
United Mexican States Bonds 7.50% due 04/08/33	340,000	408,000
United Mexican States Notes 8.13% due 12/30/19	570,000	712,500
United Mexican States Bonds 8.30% due 08/15/31	310,000	399,900

Total Foreign Government Agencies (cost $104,079,504)		112,443,385

FOREIGN GOVERNMENT TREASURIES - 0.7%
Sovereign - 0.7%
United Kingdom Gilt Treasury Bonds 4.50% due 03/17/13	830,000	1,471,431
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/18	740,000	1,368,097

Total Foreign Government Treasuries (cost $2,566,570)		2,839,528

U.S. GOVERNMENT AGENCIES - 11.7%
Federal Home Loan Mtg. Corp. - 6.0%
4.13% due 07/12/10	200,000	204,704
4.50% due 02/01/20	265,741	280,620
4.50% due 08/01/20	96,379	101,775
4.50% due 03/01/23	799,698	839,100
4.50% due 01/01/39	621,861	638,502
5.00% due 09/01/18	345,774	370,738
5.00% due 07/01/20	249,173	266,306
5.00% due 05/01/34	461,164	485,132
5.00% due 02/01/35	71,865	75,600
5.00% due 07/01/35	289,573	304,261
5.00% due 10/01/35	195,052	204,946
5.00% due 11/01/35	686,499	721,320
5.00% due 11/01/37	342,466	359,569
5.00% due 03/01/38	494,803	519,514
5.00% due 03/01/39	1,642,626	1,724,404
5.33% due 12/01/35(4)	292,089	307,707
5.50% due 06/01/22	491,135	526,824
5.50% due 07/01/35	220,076	235,060
5.50% due 05/01/37	517,129	551,207
5.50% due 06/01/37	20,427	21,773
5.50% due 10/01/37	2,973,206	3,169,135
5.50% due 12/01/37	370,903	395,345
5.50% due 01/01/38	492,216	525,037
5.50% due 02/01/38	569,768	607,315
5.79% due 01/01/37(4)	209,316	222,796
5.94% due 10/01/36(4)	1,833,630	1,945,706
6.00% due 01/01/30	20,778	22,534
6.00% due 02/01/32	117,792	127,711
6.00% due 07/01/35	154,953	166,935
6.00% due 05/01/37	18,068	19,426
6.00% due 10/01/37	323,759	348,085
6.00% due 12/01/37	2,858,383	3,073,152
6.13% due 09/01/36(4)	20,294	21,555
6.50% due 07/01/29	3,171	3,463
6.50% due 12/01/35	1,429	1,546
6.50% due 02/01/36	113,343	122,601
6.50% due 11/01/37	399,014	431,271
6.88% due 09/15/10	772,000	811,454
7.00% due 06/01/29	12,951	14,501
Federal Home Loan Mtg. Corp. REMIC
Series 3102, Class PG
5.00% due 11/15/28	280,000	296,888
Series 3317, Class PD
5.00% due 09/15/31	360,000	382,191
Series 3116, Class PD
5.00% due 10/15/34	1,310,000	1,393,616
Series 3349, Class HB
5.50% due 06/15/31	642,000	687,051

		23,528,376

Federal National Mtg. Assoc. - 5.0%
4.50% due 06/01/19	244,463	258,799
4.50% due 01/01/39	236,770	243,401
4.75% due 12/15/10	251,000	262,226
5.00% due 03/15/16	163,000	183,484
5.00% due 01/01/23	645,303	686,412
5.00% due 04/01/23	494,640	526,151
5.00% due 10/01/35	811,119	852,388
5.00% due 01/01/37	98,798	103,772
5.00% due 03/01/37	114,651	120,424
5.00% due 05/01/37	22,715	23,859
5.00% due 06/01/37	303,099	318,361
5.00% due 07/01/37	692,051	726,899
5.00% due 09/01/37	753,206	791,133
5.00% due 05/01/38	2,932,884	3,080,566
5.00% due 09/01/39	3,357,090	3,525,797
5.30% due 01/01/37(4)	770,661	791,639
5.50% due 03/01/18	14,091	15,255
5.50% due 11/01/22	179,556	192,519
5.50% due 01/01/29	47,195	50,725
5.50% due 05/01/29	15,352	16,484
5.50% due 06/01/34	262,466	280,254
5.50% due 02/01/36(4)	144,533	151,892
5.50% due 09/01/36	1,666,566	1,776,130
5.50% due 11/01/36	5,689	6,063
5.50% due 11/01/36	44,206	47,112
5.50% due 04/01/37	462,467	492,509
5.50% due 03/01/38	317,285	337,896
5.50% due 03/01/38	204,074	217,331
6.00% due 02/01/32	55,540	60,225
6.00% due 10/01/34	2,449	2,644
6.00% due 10/01/34	2,366	2,555
6.00% due 07/01/37	212,792	228,514

6.00% due 08/01/37	610,032	655,106
6.00% due 10/01/37	536,790	576,451
6.50% due 12/01/31	46,368	50,576
6.50% due 02/01/35	71,053	76,969
6.50% due 07/01/36	215,708	233,533
6.50% due 11/01/37	1,203,841	1,302,006
8.50% due 08/01/31	8,019	9,264
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30	350,000	371,398

		19,648,722

Government National Mtg. Assoc. - 0.7%

6.00% due 08/15/39	2,722,286	2,917,605

Total U.S. Government Agencies
(cost $43,926,471)		46,094,703

U.S. GOVERNMENT TREASURIES - 4.4%
United States Treasury Bonds - 0.6%
3.63% due 04/15/28 TIPS(14)	587,514	755,966
4.25% due 05/15/39	304,000	306,327
4.38% due 02/15/38	604,000	621,177
4.50% due 05/15/38	503,000	528,150
5.25% due 11/15/28	127,000	147,201
8.13% due 08/15/19	117,000	164,540

		2,523,361

United States Treasury Notes - 3.8%
0.88% due 05/31/11	1,500,000	1,510,195
2.00% due 11/30/13	328,000	333,740
2.13% due 01/31/10	500,000	501,679
2.25% due 05/31/14	1,986,000	2,026,030
2.38% due 09/30/14	112,000	114,311
2.63% due 06/30/14	2,007,000	2,078,343
2.75% due 02/28/13	105,000	110,217
2.75% due 02/15/19	860,000	831,512
3.00% due 08/31/16	74,000	75,867
3.25% due 05/31/16	2,000,000	2,088,124
3.38% due 07/31/13	449,000	481,272
3.50% due 02/15/18	234,000	242,976
3.63% due 12/31/12	900,000	968,133
3.63% due 08/15/19	52,000	53,804
3.88% due 05/15/18	57,000	60,634
4.00% due 02/15/15	500,000	547,890
4.25% due 08/15/15	90,000	99,563
4.50% due 11/15/15	536,000	600,948
4.63% due 11/15/16	130,000	146,524
4.88% due 04/30/11	1,700,000	1,807,379
6.50% due 02/15/10	300,000	303,961

		14,983,102

Total U.S. Government Treasuries
(cost $17,179,677)		17,506,463

COMMON STOCK - 0.3%
Energy-Alternate Sources - 0.0%
VeraSun Energy Corp.†(5)(7)	50,000	0

Food-Misc. - 0.0%
Wornick Co.†(5)(6)(7)	1,722	53,864

Gambling (Non-Hotel) - 0.0%
Shreveport Gaming Holdings, Inc.†(5)(6)(7)	1,280	17,139

Independent Power Producers - 0.0%
Mirant Corp.†	902	12,845

Medical-Outpatient/Home Medical - 0.0%
Critical Care Systems International, Inc.†(5)(6)(7)	5,372	1,120

Oil Companies-Exploration & Production - 0.3%
Energy Partners, Ltd.†	35,089	289,835
EXCO Resources, Inc. †	41,578	703,500
MXEnergy Holdings, Inc.†(5)(7)	52,368	70,173

		1,063,508

Paper & Related Products - 0.0%
Caraustar Industries, Inc.†(5)(7)	43	95,574

Retail-Music Store - 0.0%
MTS, Inc.†(5)(6)(7)	3,863	0

Total Common Stock
(cost $1,490,723)		1,244,050

PREFERRED STOCK - 0.2%
Banks-Commercial - 0.1%
BB&T Capital Trust VII 8.10%	4,200	105,126
CoBank ACB 11.00%*	5,396	263,224

		368,350

Banks-Money Center - 0.0%
Santander Finance Preferred SA 4.00%(4)	5,626	106,894

Banks-Super Regional - 0.0%
Wachovia Capital Trust IX 6.38%	4,350	90,959

Diversified Financial Services - 0.0%
General Electric Capital Corp. 4.50%(8)	6,436	152,404

Finance-Mortgage Loan/Banker - 0.0%
Federal Home Loan Mtg. Corp. 0.00%(4)	5,100	4,182

Special Purpose Entity - 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(4)	9,200	168,728

Total Preferred Stock
(cost $1,081,904)		891,517

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc. Expires 12/15/10 (Strike price $4.31)†(5) (cost $18,990)	6,905	69

Total Long-Term Investment Securities (cost $357,391,895)		369,988,976

REPURCHASE AGREEMENT - 5.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 11/30/09, to be repurchased 12/01/09 in the amount of $20,892,017 and collateralized by $21,530,000 of United States Treasury Bills, bearing interest at 0.40% due 01/14/10 and having an approximate value of $21,519,235 (cost $20,892,000)	20,892,000	20,892,000

TOTAL INVESTMENTS (cost $378,283,895)(15)	98.9%	390,880,976
Other assets less liabilities	1.1	4,425,009

NET ASSETS	100.0%	$395,305,985

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2009, the aggregate value of these securities was $53,884,064 representing 13.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security—the rate reflected is as of November 30, 2009, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2009.
(5)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 1.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2009, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Critical Care Systems International, Inc. Common Stock	06/17/04	635	$0
	11/09/04	4,737	0

		5,372	0	$1,120	$0.21	0.00%

ICO North America, Inc. Notes 7.50% due 08/15/09	08/11/05	$125,000	125,000
	02/15/08	5,000	5,000
	09/11/08	5,000	5,000
	02/15/09	5,000	5,000

		140,000	140,000	73,500	52.50	0.02

MTS, Inc. Senior Notes 10.00% due 03/15/09	03/16/04	12,337	44,410
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		15,273	45,634	305	2.00	0.00

MTS, Inc. Common Stock	03/16/04	3,863	0	0	0.00	0.00
Shreveport Gaming Holdings, Inc. Common Stock	07/21/05	257	5,885
	07/29/05	1,023	23,552

		1,280	29,437	17,139	13.39	0.01

Wornick Co. Common Stock	08/08/08	1,722	225,265	53,864	31.28	0.01

				$145,928		0.04%

(7)	Illiquid security. At November 30, 2009, the aggregate value of these securities was $1,032,442 representing 0.3% of net assets.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(11)	Income may be received in cash or additional bonds at the discretion of the issuer.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the stated rate.
(14)	Principal amount of security is adjusted for inflation.
(15)	See Note 5 for cost of investments on a tax basis.
(16)	Bond is in default and did not pay principal at maturity.
(17)	Bond in default
(18)	Company has filed Chapter 11 bankruptcy protection.
(19)	Company has filed Chapter 7 bankruptcy protection.
(20)	Company has filed bankruptcy in country of issuance.
(21)	Bond is in default of interest subsequent to November 30, 2009.
(22)	Subsequent to November 30, 2009, the company has filed for Chapter 11 bankruptcy protection.

TIPS—Treasury Inflation Protected Securities

REMIC—Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Long-Term Investment Securities:

Asset Backed Securities	$—	$7,031,724	$—	$7,031,724
Convertible Bonds & Notes	—	—	73,500	73,500
U.S. Corporate Bonds & Notes	—	150,889,023	3,419,613	154,308,636
Foreign Corporate Bonds & Notes	—	27,555,401	0	27,555,401
Foreign Government Agencies	—	112,443,385	—	112,443,385
Foreign Government Treasuries	—	2,839,528	—	2,839,528
U.S. Government Agencies	—	46,094,703	—	46,094,703
U.S. Government Treasuries	17,506,463	—	—	17,506,463
Common Stock	1,006,180		237,870	1,244,050
Preferred Stock	628,293	263,224	—	891,517
Warrants	—	—	69	69
Repurchase Agreements	—	20,892,000	—	20,892,000

Total	$19,140,936	$368,008,988	$3,731,052	$390,880,976

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 8/31/2009	$49,000	$3,125,234	$0	$177,128	$0
Accrued discounts/premiums	—	(483)	—	—	—
Realized gain(loss)	—	31,357	—	—	—
Change in unrealized appreciation(depreciation)	—	296,747	—	(51,235)	69
Net purchases(sales)	24,500	(76,242)	—	111,977	—
Transfers in and/or out of Level 3	—	43,000	—	—	—

Balance as of 11/30/2009	$73,500	$3,419,613	$0	$237,870	$69

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Colombian Peso

EUR—Euro Dollar

JPY—Japanese Yen

NOK—Norwegian Krone

SEK—Swedish Krona

Country Allocation*

United States	63.2%
Brazil	3.6
Canada	3.3
Australia	2.5
Russia	2.3
Japan	2.2
Norway	2.0
Sweden	2.0
Mexico	1.7
United Kingdom	1.6
Turkey	1.5
Indonesia	1.1
Colombia	1.2
Netherlands	1.1
Venezuela	1.2
Luxembourg	0.9
Philippines	0.8
Argentina	0.7
Germany	0.7
Bermuda	0.6
Cayman Islands	0.6
Peru	0.4
Uruguay	0.5
Spain	0.4
Panama	0.5
Italy	0.4
France	0.4
Greece	0.3
Ukrainian SSR	0.3
Georgia	0.2
Croatia	0.1
Singapore	0.1
South Africa	0.1
Trinidad and Tobago	0.1
Qatar	0.1
Ireland	0.1
Austria	0.1

98.9%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

NOTES TO SCHEDULE OF INVESTMENTS – (unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Series’ Board of Trustees (the “Board” or the “Trustees”) has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the

Money Market II Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ net assets as of November 30, 2009 are reported on a schedule following the Portfolio of Investments.

Note 2 — Repurchase Agreements

As of November 30, 2009, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II Fund	6.64%	$19,907,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated November 30, 2009, bearing interest at a rate of 0.14% per annum, with a principal amount of $300,000,000, a repurchase price of $300,001,167 and maturity date of December 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bond	0.88%	04/15/10	$267,249,000	$306,000,105

Note 3 — Derivative Instruments

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of November 30, 2009, none of the Funds had open forward contracts which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the schedule following the Fund’s Portfolio of Investments. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of November 30, 2009, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

Structured Securities. Certain of the Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of November 30, 2009, the Core Bond Fund held one structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Fund to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Note 4 — Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain funds own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the year ended November 30, 2009, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various VCI and VC II Funds*	$1,701,163	$2,124,571
Conservative Growth Lifestyle	Various VCI and VC II Funds*	1,990,008	987,611
Moderate Growth Lifestyle	Various VCI and VC II Funds*	3,513,387	2,554,372
Large Cap Value	VALIC Co. I Money Market Fund	45	—

Fund	Security	Market Value at 08/31/09	Cost of Purchases +	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/09
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$93,779,196	$21,072,967	$18,046,723	$2,103,577	$3,510,494	$102,419,511
Conservative Growth Lifestyle	Various VC I and VC II Funds*	57,736,775	7,582,088	5,365,618	1,006,929	2,079,042	$63,039,216
Moderate Growth Lifestyle	Various VC I and VC II Funds*	141,931,692	22,759,280	16,235,182	3,212,680	4,961,816	$156,630,286
Large Cap Value	VALIC Co. I Money Market Fund	958,928	3,941,866	3,489,843	—	—	$1,410,951

*	See Schedule of Investments for details.
+	Includes reinvestment of distributions paid.

Note 5 — Federal Income Taxes

As of November 30, 2009, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifesyle	$121,202,549	$16,963,664	$(35,746,702)	$(18,783,038)
Capital Appreciation	40,945,476	5,222,189	(2,875,084)	2,347,105
Conservative Growth Lifestyle	61,413,920	9,625,760	(8,000,464)	1,625,296
Core Bond	172,410,558	6,873,166	(3,791,994)	3,081,172
High Yield Bond	222,720,375	12,749,166	(16,384,693)	(3,635,527)
International Small Cap Equity	511,634,248	107,282,117	(28,050,573)	79,231,544
Large Cap Value	155,148,395	15,681,416	(13,436,467)	2,244,949
Mid Cap Growth	149,429,447	26,267,927	(6,203,770)	20,064,157
Mid Cap Value	480,858,758	57,450,695	(37,460,721)	19,989,974
Moderate Growth Lifestyle	153,993,394	28,017,491	(25,380,599)	2,636,892
Money Market	230,148,745	-	-	-
Small Cap Growth	44,943,578	5,187,432	(5,245,825)	(58,393)
Small Cap Value	388,426,759	36,367,264	(65,702,558)	(29,335,294)
Socially Responsible	734,110,695	66,815,545	(94,146,304)	(27,330,759)
Strategic Bond	379,589,537	23,817,767	(12,526,328)	11,291,439

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	January 29, 2010

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	January 29, 2010